                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08073

                        STATE FARM VARIABLE PRODUCT TRUST
               (Exact name of registrant as specified in charter)

                             Three State Farm Plaza
                           Bloomington, IL 61719-0001
               (Address of principal executive offices) (Zip code)

    Michael L. Tipsord                          Alan Goldberg
    One State Farm Plaza                        Bell, Boyd & Lloyd LLC
    Bloomington, Illinois 61710-0001            Three First National Plaza
                                                70 West Madison St., Suite 3300
                                                Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-888-702-2307

                       Date of fiscal year end: 12/31/2003

                       Date of reporting period: 6/30/2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                    [GRAPHIC]




                                  STATE FARM

                            VARIABLE PRODUCT TRUST


                              SEMI-ANNUAL REPORT
                                 June 30, 2003

                     LARGE CAP EQUITY INDEX FUND
                     SMALL CAP EQUITY INDEX FUND
                     INTERNATIONAL EQUITY INDEX FUND
                     STOCK AND BOND BALANCED FUND
                     BOND FUND
                     MONEY MARKET FUND

                       State Farm Variable Product Trust
                              Semi-Annual Report
                                   6/30/2003
                               Table of Contents

                Portfolio of Investments

                     Large Cap Equity Index Fund...............  1
                     Small Cap Equity Index Fund...............  7
                     International Equity Index Fund........... 27
                     Stock and Bond Balanced Fund.............. 36
                     Bond Fund................................. 37
                     Money Market Fund......................... 40

                Financial Statements
                     Statements of Assets and Liabilities...... 42
                     Statements of Operations.................. 43
                     Statements of Changes in Net Assets....... 44
                     Notes to Financial Statements............. 46

                Financial Highlights                            53

                                1-888-702-2307

                        State Farm VP Management Corp.
               Securities Products Representatives are available
                   7:00 a.m. until 7:00 p.m. (Central Time)
                    Monday through Friday (except holidays)
              Saturday 8:00 a.m. until 12:00 p.m. (Central Time)

  This report provides information on the results of operations for the State
                                 Farm Variable
 Product Trust funds only. It is possible to invest in these underlying funds only
through variable deferred annuity and variable universal life insurance polices issued by
  State Farm Life Insurance Company or State Farm Life and Accident Assurance
                                   Company.
 This report does not reflect any results for the State Farm variable deferred annuity or
variable universal life insurance policies or such policies' Separate Accounts.
                                    Policy
 and/or Separate Account charges, fees and expenses will affect overall policy results.
        This material must be accompanied or preceded by a prospectus.

   Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI

   Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (96.9%)

Aerospace/Defense (1.1%)
Boeing Co.                                                  30,094   $ 1,032,826
General Dynamics Corp.                                       7,121       516,272
Lockheed Martin Corp.                                       16,208       771,015
Northrop Grumman Corp.                                       6,537       564,078
Raytheon Co.                                                14,720       483,405
Rockwell Collins                                             6,504       160,193
                                                                     -----------
                                                                       3,527,789
                                                                     -----------
Agriculture, Foods, & Beverage (4.2%)
Adolph Coors Co. Class B                                     1,251        61,274
Anheuser Busch Companies Inc.                               29,983     1,530,632
Archer-Daniels-Midland Co.                                  23,128       297,658
Campbell Soup Co.                                           14,700       360,150
Coca-Cola Enterprises Inc.                                  16,096       292,143
ConAgra Inc.                                                19,232       453,875
General Mills Inc.                                          13,207       626,144
Hershey Foods Corp.                                          4,750       330,885
HJ Heinz Co.                                                12,585       415,053
Kellogg Co.                                                 14,622       502,558
McCormick & Co. Inc.                                         5,021       136,571
Pepsico Inc.                                                61,688     2,745,116
Sara Lee Corp.                                              28,031       527,263
Sysco Corp.                                                 23,247       698,340
The Coca-Cola Co.                                           88,407     4,102,969
The Pepsi Bottling Group Inc.                                9,812       196,436
WM Wrigley Jr. Co.                                           8,066       453,551
Yum! Brands Inc. (a)                                        10,587       312,952
                                                                     -----------
                                                                      14,043,570
                                                                     -----------
Airlines (0.2%)
Delta Air Lines Inc.                                         4,227        62,052
Southwest Airlines Co.                                      27,745       477,214
                                                                     -----------
                                                                         539,266
                                                                     -----------
Automotive (0.9%)
Cooper Tire & Rubber Co.                                     2,513        44,204
Dana Corp.                                                   5,459        63,106
Delphi Corp.                                                20,048       173,014
Ford Motor Co.                                              65,720       722,263
General Motors Corp.                                        20,070       722,520
Genuine Parts Co.                                            6,258       200,319
Goodyear Tire & Rubber Co.                                   6,637        34,844
Harley Davidson Inc.                                        10,840       432,082
ITT Industries Inc.                                          3,289       215,298
Navistar International Corp. (a)                             2,480        80,922
Paccar Inc.                                                  4,152       280,509
Visteon Corp.                                                4,454        30,599
                                                                     -----------
                                                                       2,999,680
                                                                     -----------
Banks (5.5%)
AmSouth Bancorporation                                      12,732       278,067
Bank of America Corp.                                       53,732     4,246,440
Bank of New York Inc.                                       27,647   $   794,851
Bank One Corp.                                              41,052     1,526,313
BB&T Corp.                                                  16,866       578,504
Comerica Inc.                                                6,259       291,044
Fifth Third Bancorp                                         20,607     1,181,605
Golden West Financial Corp.                                  5,496       439,735
Huntington Bancshares Inc.                                   8,194       159,947
Northern Trust Corp.                                         7,914       330,726
PNC Bank Corp.                                              10,172       496,495
SouthTrust Corp.                                            12,202       331,894
State Street Corp.                                          11,897       468,742
SunTrust Banks Inc.                                         10,031       595,240
Synovus Financial Corp.                                     10,913       234,630
Union Planters Corp.                                         7,099       220,282
US Bancorp                                                  68,840     1,686,580
Washington Mutual Inc.                                      33,445     1,381,279
Wells Fargo & Co.                                           60,136     3,030,854
                                                                     -----------
                                                                      18,273,228
                                                                     -----------
Building Materials & Construction (0.5%)
American Standard Cos. Inc. (a)                              2,596       191,922
Centex Corp. (c)                                             2,231       173,549
Fluor Corp.                                                  2,893        97,321
KB Home                                                      1,659       102,825
Leggett & Platt Inc.                                         6,975       142,987
Louisiana-Pacific Corp. (a)                                  3,528        38,244
Masco Corp.                                                 17,228       410,888
McDermott International Inc. (a)                             2,168        13,723
Pulte Corp.                                                  2,194       135,282
Stanley Works                                                3,100        85,560
Vulcan Materials Co.                                         3,639       134,898
                                                                     -----------
                                                                       1,527,199
                                                                     -----------
Chemicals (1.4%)
Air Products & Chemicals Inc.                                8,139       338,582
Ashland Inc.                                                 2,399        73,601
Bemis Co. Inc.                                               1,899        88,873
Eastman Chemical Co.                                         2,828        89,563
EI du Pont de Nemours and Co.                               35,734     1,487,964
Engelhard Corp.                                              4,459       110,449
Great Lakes Chemical Corp.                                   1,699        34,660
Hercules Inc. (a)                                            3,758        37,204
International Flavors & Fragrances Inc.                      3,382       107,987
Pall Corp.                                                   4,437        99,833
PPG Industries Inc.                                          6,072       308,093
Praxair Inc.                                                 5,792       348,099
Rohm & Haas Co.                                              7,921       245,789
Sealed Air Corp. (a)                                         3,009       143,409
Sigma-Aldrich Corp.                                          2,570       139,243
Temple-Inland Inc.                                           1,926        82,645

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                            Shares      Value
                                                           -------   -----------

Common Stocks (Cont.)
Chemicals (Cont.)
The Dow Chemical Co.                                        32,830   $ 1,016,417
                                                                     -----------
                                                                       4,752,411
                                                                     -----------
Commercial Service/Supply (1.8%)
Allied Waste Industries Inc. (a)                             7,505        75,425
Anthem Inc. (a)                                              4,999       385,673
Apollo Group Inc. CL A (a)                                   6,244       385,630
Ball Corp.                                                   2,039        92,795
Cendant Corp.                                               36,621       670,897
Cintas Corp.                                                 6,101       216,219
Convergys Corp. (a)                                          5,488        87,808
Deluxe Corp.                                                 2,043        91,526
Eastman Kodak Co.                                           10,277       281,076
Ecolab Inc.                                                  9,324       238,694
Equifax Inc.                                                 5,154       134,004
Interpublic Group of Companies Inc.                         13,820       184,912
Monster Worldwide Inc. (a)                                   4,069        80,281
Moody's Corp.                                                5,320       280,417
Omnicom Group Inc.                                           6,736       482,971
Pactiv Corp. (a)                                             5,680       111,953
Paychex Inc.                                                13,478       395,040
Pitney Bowes Inc.                                            8,473       325,448
Quintinles Transnational (a)                                 4,368        61,982
Robert Half International Inc. (a)                           6,086       115,269
RR Donnelley & Sons Co.                                      4,110       107,435
Ryder System Inc.                                            2,135        54,699
Snap-On Inc.                                                 2,127        61,747
Waste Management Inc.                                       21,309       513,334
WW Grainger Inc.                                             3,291       153,887
Xerox Corp. (a)                                             26,342       278,962
                                                                     -----------
                                                                       5,868,084
                                                                     -----------
Computer Software & Services (5.7%)
Adobe Systems Inc.                                           8,278       265,475
AutoDesk Inc.                                                3,899        63,008
Automatic Data Processing Inc.                              21,473       727,076
BMC Software Inc. (a)                                        8,361       136,535
Computer Associates International Inc.                      20,800       463,424
Computer Sciences Corp. (a)                                  6,708       255,709
Compuware Corp. (a)                                         13,541        78,132
Comverse Technology Inc. (a)                                 6,732       101,182
Ebay Inc. (a)                                               11,385     1,186,089
Electronic Arts Inc. (a)                                     5,220       386,228
Electronic Data Systems Corp.                               17,065       366,044
EMC Corp. (a)                                               78,294       819,738
Intuit Inc. (a)                                              7,369       328,142
Microsoft Corp.                                            385,015     9,860,234
Oracle Corp. (a)                                           188,270     2,263,005
PeopleSoft Inc. (a)                                         11,215       197,272
Sungard Data Systems (a)                                    10,144       262,831
Unisys Corp. (a)                                            11,692       143,578
Veritas Software Corp. (a)                                  14,912       427,527
Yahoo! Inc. (a)                                             21,629   $   708,566
                                                                     -----------
                                                                      19,039,795
                                                                     -----------
Computers (3.4%)
Apple Computer Inc. (a)                                     13,179       251,982
Dell Computer Corp. (a)                                     92,199     2,946,680
Gateway Inc. (a)                                            11,021        40,227
Hewlett-Packard Co.                                        109,529     2,332,968
International Business Machines Corp.                       61,967     5,112,278
Sun Microsystems Inc. (a)                                  115,800       532,680
                                                                     -----------
                                                                      11,216,815
                                                                     -----------

Consumer & Marketing (4.7%)
Alberto-Culver Co.                                           2,115       108,077
Altria Group Inc.                                           72,689     3,302,988
American Greetings Corp. (a)                                 2,226        43,719
Avery Dennison Corp.                                         3,934       197,487
Avon Products Inc.                                           8,428       524,222
Black & Decker Corp.                                         2,743       119,183
Brown-Forman Corp. Class B                                   2,163       170,055
Brunswick Corp.                                              3,289        82,291
Clorox Co.                                                   7,762       331,049
Colgate-Palmolive Co.                                       19,275     1,116,986
Danaher Corp.                                                5,459       371,485
Darden Restaurants Inc.                                      6,180       117,296
Fortune Brands Inc.                                          5,253       274,207
Hasbro Inc.                                                  6,241       109,155
Kimberly Clark Corp.                                        18,306       954,475
Mattel Inc.                                                 15,661       296,306
Maytag Corp.                                                 2,843        69,426
McDonald's Corp.                                            45,683     1,007,767
Newell Rubbermaid Inc.                                       9,830       275,240
RJ Reynolds Tobacco Co.                                      2,952       109,844
Starbucks Corp. (a)                                         13,883       340,411
The Gillette Co.                                            36,721     1,169,931
The Procter & Gamble Co.                                    46,429     4,140,538
Tupperware Corp.                                             1,952        28,031
UST Inc.                                                     6,012       210,600
Wendy's International Inc.                                   4,137       119,849
Whirlpool Corp.                                              2,444       155,683
                                                                     -----------
                                                                      15,746,301
                                                                     -----------

Electronic/Electrical Mfg. (6.0%)
Advanced Micro Devices Inc. (a)                             12,314        78,933
Agilent Technologies Inc. (a)                               16,731       327,091
Applied Materials Inc. (a)                                  59,430       942,560
Emerson Electric Co.                                        15,073       770,230
General Electric Co.                                       358,410    10,279,199
Intel Corp.                                                234,472     4,873,266
KLA Tencor Corp. (a)                                         6,814       316,783
Linear Technology Corp.                                     11,206       360,945
LSI Logic Corp. (a)                                         13,668        96,769

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares       Value
                                                          -------   -----------

Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Micron Technology Inc. (a)                                 21,769   $   253,173
Molex Inc.                                                  6,873       185,502
National Semiconductor Corp. (a)                            6,512       128,417
PerkinElmer Inc.                                            4,585        63,319
Rockwell Automation Inc.                                    6,654       158,631
Texas Instruments Inc.                                     61,986     1,090,954
Thomas & Betts Corp. (a)                                    1,953        28,221
Waters Corp. (a)                                            4,544       132,367
                                                                    -----------
                                                                     20,086,360
                                                                    -----------
Financial Services (10.5%)
AMBAC Financial Group Inc.                                  3,797       251,551
American Express Co.                                       46,586     1,947,761
Apartment Investment and Management Co.                     3,362       116,325
Bear Stearns Companies Inc.                                 3,555       257,453
Capital One Financial Corp.                                 8,119       399,293
Charles Schwab Corp.                                       48,125       485,581
Charter One Financial Inc.                                  8,096       252,433
Citigroup Inc.                                            184,614     7,901,479
Concord EFS Inc. (a)                                       17,662       259,985
Countrywide Financial Corp.                                 4,683       325,796
Equity Office Properties Trust                             14,554       393,104
Equity Residential                                          9,703       251,793
Federal Home Loan Mortgage Corp.                           24,714     1,254,730
Federal National Mortgage Association                      35,184     2,372,809
Federated Investors Inc. Class B                            3,958       108,528
First Data Corp.                                           26,819     1,111,379
First Tennessee National Corp.                              4,499       197,551
FleetBoston Financial Corp.                                37,748     1,121,493
Franklin Resources Inc.                                     9,095       355,342
Goldman Sachs Group Inc.                                   16,843     1,410,601
H&R Block Inc.                                              6,400       276,800
Janus Capital Group Inc. (a)                                8,575       140,630
John Hancock Financial Services                            10,320       317,134
JP Morgan Chase & Co.                                      72,840     2,489,671
KeyCorp                                                    15,219       384,584
Lehman Brothers Holdings Inc.                               8,686       577,445
Marshall & Ilsley Corp.                                     8,126       248,493
MBIA Inc.                                                   5,199       253,451
MBNA Corp.                                                 45,755       953,534
Mellon Financial Corp.                                     15,435       428,321
Merrill Lynch & Co. Inc.                                   33,361     1,557,292
MGIC Investment Corp.                                       3,601       167,951
Morgan Stanley                                             38,990     1,666,823
National City Corp.                                        21,899       716,316
North Fork Bancorporation                                   5,635       191,928
Principal Financial Group                                  11,735       378,454
Providian Financial Corp. (a)                              10,529        97,499
Regions Financial Corp.                                     7,922       267,605
Simon Property Group Inc.                                   6,775       264,428
SLM Corp.                                                  16,296       638,314
T Rowe Price Group Inc.                                     4,408   $   166,402
Wachovia Corp.                                             48,319     1,930,827
Zions Bancorporation                                        3,258       164,888
                                                                    -----------
                                                                     35,053,777
                                                                    -----------
Forest Products & Paper (0.5%)
Boise Cascade Corp.                                         2,176        52,006
Georgia Pacific Corp.                                       8,963       169,849
International Paper Co.                                    17,148       612,698
MeadWestvaco Corp.                                          7,172       177,149
Plum Creek Timber Co., Inc.                                 6,625       171,919
Weyerhaeuser Co.                                            7,843       423,522
                                                                    -----------
                                                                      1,607,143
                                                                    -----------
Health Care (14.2%)
Abbott Laboratories                                        55,982     2,449,772
Aetna Inc.                                                  5,393       324,659
Allergan Inc.                                               4,636       357,436
Amerisourcebergen Corp.                                     3,949       273,863
Amgen Inc. (a)                                             45,218     3,004,284
Applera Corp.- Applied Biosystems Group                     7,567       144,000
Bausch & Lomb Inc.                                          1,960        73,500
Baxter International Inc. (a)                              21,440       557,440
Becton Dickinson & Co.                                      9,124       354,467
Biogen Inc. (a)                                             5,341       202,958
Biomet Inc.                                                 9,276       265,850
Boston Scientific Corp. (a)                                14,708       898,659
Bristol-Myers Squibb Co.                                   69,536     1,887,902
Cardinal Health Inc.                                       16,060     1,032,658
Chiron Corp. (a)                                            6,698       292,837
CR Bard Inc.                                                1,850       131,924
Eli Lilly & Co.                                            40,298     2,779,353
Forest Laboratories Inc. (a)                               13,000       711,750
Genzyme Corp. (a)                                           7,686       321,275
Guidant Corp.                                              11,114       493,350
HCA-The Healthcare Co.                                     18,380       588,895
Health Management Associates Inc.                           8,553       157,803
Humana Inc. (a)                                             5,776        87,218
IMS Health Inc.                                             8,758       157,556
Johnson & Johnson                                         106,465     5,504,240
King Pharmaceuticals Inc. (a)                               8,633       127,423
Manor Care Inc. (a)                                         3,310        82,783
McKesson Corp.                                             10,423       372,518
Medimmune Inc. (a)                                          9,010       327,694
Medtronic Inc.                                             43,668     2,094,754
Merck & Co. Inc.                                           80,405     4,868,523
Pfizer Inc.                                               283,218     9,671,895
Quest Diagnostics Inc. (a)                                  3,768       240,398
Schering Plough Corp.                                      52,521       976,891
St. Jude Medical Inc. (a)                                   6,451       370,933
Stryker Corp. (a)                                           7,090       491,833

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares      Value
                                                          -------   -----------

Common Stocks (Cont.)

Health Care (Cont.)
Tenet Healthcare Corp. (a)                                 16,669   $   194,194
UnitedHealth Group Inc.                                    21,315     1,071,079
Watson Pharmaceuticals Inc. (a)                             3,833       154,738
WellPoint Health Networks Inc. (a)                          5,254       442,912
Wyeth                                                      47,621     2,169,137
Zimmer Holdings Inc. (a)                                    6,986       314,719
                                                                    -----------
                                                                     47,026,073
                                                                    -----------
Insurance (4.2%)
Ace Ltd.                                                    9,408       322,600
AFLAC Inc.                                                 18,486       568,445
American International Group Inc.                          93,539     5,161,482
Aon Corp.                                                  11,097       267,216
Chubb Corp.                                                 6,637       398,220
Cigna Corp.                                                 5,001       234,747
Cincinnati Financial Corp.                                  5,786       214,603
Jefferson-Pilot Corp.                                       5,141       213,146
Lincoln National Corp.                                      6,344       226,037
Loews Corp.                                                 6,643       314,147
Marsh & McLennan Companies Inc.                            19,233       982,229
MetLife Inc.                                               27,207       770,502
Progressive Corp.                                           7,799       570,107
Prudential Financial Inc.                                  19,810       666,606
Safeco Corp.                                                4,952       174,707
St. Paul Companies Inc.                                     8,113       296,206
The Allstate Corp.                                         25,173       897,417
The Hartford Financial Services Group Inc.                 10,009       504,053
Torchmark Corp.                                             4,244       158,089
Travelers Property Casualty Corp.                          36,031       568,209
UNUMProvident Corp.                                        10,310       138,257
XL Capital Ltd.                                             4,865       403,795
                                                                    -----------
                                                                     14,050,820
                                                                    -----------
Leisure, Lodging & Gaming (0.5%)
Carnival Corp.                                             22,503       731,572
Harrahs Entertainment Inc. (a)                              3,900       156,936
Hilton Hotels Corp.                                        13,483       172,448
Marriott International Class A                              8,375       321,767
Starwood Hotels Resorts (a)                                 7,157       204,619
                                                                    -----------
                                                                      1,587,342
                                                                    -----------
Machinery & Manufacturing (2.7%)
3M Co.                                                     14,015     1,807,655
Caterpillar Inc.                                           12,326       686,065
Cooper Industries Ltd.                                      3,342       138,025
Crane Co.                                                   2,001        45,283
Cummins Inc.                                                1,416        50,820
Deere & Co.                                                 8,570       391,649
Dover Corp.                                                 7,249       217,180
Eaton Corp.                                                 2,674       210,203
Goodrich Corp.                                              4,275        89,775
Honeywell International Inc.                               30,813   $   827,329
Illinois Tool Works Inc.                                   11,009       724,943
Ingersoll-Rand Co.                                          6,065       286,996
Johnson Controls Inc.                                       3,188       272,893
Millipore Corp. (a)                                         1,783        79,112
Monsanto Co.                                                9,368       202,723
Parker Hannifin Corp.                                       4,232       177,702
Textron Inc.                                                4,873       190,144
Thermo Electron Corp. (a)                                   5,861       123,198
Tyco International Ltd.                                    71,481     1,356,709
United Technologies Corp.                                  16,775     1,188,173
                                                                    -----------
                                                                      9,066,577
                                                                    -----------
Media & Broadcasting (3.8%)
AOL Time Warner Inc. (a)                                  161,267     2,594,786
Clear Channel Communications (a)                           22,059       935,081
Comcast Corp. Class A (a)                                  80,750     2,437,035
Dow Jones & Co. Inc.                                        2,936       126,336
Gannett Co. Inc.                                            9,638       740,295
Knight-Ridder Inc.                                          2,924       201,551
McGraw Hill Companies Inc.                                  6,863       425,506
Meredith Corp.                                              1,798        79,112
New York Times Co.                                          5,421       246,656
The Walt Disney Co.                                        73,135     1,444,416
Tribune Co.                                                11,079       535,116
Univision Communications Inc. (a)                           8,208       249,523
Viacom Inc. Class B (a)                                    62,952     2,748,484
                                                                    -----------
                                                                     12,763,897
                                                                    -----------
Mining & Metals (0.5%)
ALCOA Inc.                                                 30,259       771,604
Allegheny Technologies Inc.                                 2,758        18,203
Freeport-McMoRan Copper & Gold Inc.                         5,195       127,278
Newmont Mining Corp. Holding Co.                           14,388       467,034
Nucor Corp.                                                 2,802       136,878
Phelps Dodge Corp. (a)                                      3,187       122,190
United States Steel Corp.                                   3,747        61,338
Worthington Industries Inc.                                 2,921        39,141
                                                                    -----------
                                                                      1,743,666
                                                                    -----------
Oil & Gas (5.8%)
Amerada Hess Corp.                                          3,197       157,228
Anadarko Petroleum Corp.                                    8,905       396,005
Apache Corp.                                                5,805       377,673
Baker Hughes Inc.                                          12,067       405,089
BJ Services Co. (a)                                         5,654       211,233
Burlington Resources Inc.                                   7,212       389,953
ChevronTexaco Corp.                                        38,316     2,766,415
ConocoPhillips                                             24,339     1,333,777
Devon Energy Corp.                                          8,240       440,016
El Paso Corp.                                              21,628       174,754
EOG Resources Inc.                                          4,140       173,218

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------

Common Stocks (Cont.)

Oil & Gas (Cont.)
Exxon Mobil Corp.                                          239,622   $ 8,604,826
Haliburton Co.                                              15,632       359,536
Kerr-McGee Corp.                                             3,597       161,146
Kinder Morgan Inc.                                           4,369       238,766
Marathon Oil Corp.                                          11,183       294,672
Nabors Industries Ltd. (a)                                   5,186       205,106
Noble Corp. (a)                                              4,796       164,503
Occidental Petroleum Corp.                                  13,536       454,133
Rowan Companies Inc.                                         3,442        77,101
Schlumberger Ltd. ADR                                       20,849       991,787
Sunoco Inc.                                                  2,736       103,257
Transocean Inc. ADR                                         11,436       251,249
Unocal Corp.                                                 9,239       265,067
Williams Companies Inc.                                     18,603       146,964
                                                                     -----------
                                                                      19,143,474
                                                                     -----------
Retailers (6.9%)
Albertsons Inc.                                             13,324       255,821
AutoNation Inc. (a)                                         10,200       160,344
AutoZone Inc. (a)                                            3,252       247,054
Bed Bath & Beyond Inc. (a)                                  10,532       408,747
Best Buy Inc. (a)                                           11,524       506,134
Big Lots Inc. (a)                                            4,268        64,191
Circuit City Stores Inc.                                     7,139        62,823
Costco Wholesale (a)                                        16,324       597,458
CVS Corp.                                                   14,075       394,522
Dillard's Inc.                                               2,868        38,632
Dollar General Corp.                                        11,943       218,079
Family Dollar Stores                                         6,162       235,080
Federated Department Stores Inc.                             6,677       246,048
GAP Inc.                                                    31,942       599,232
Home Depot Inc.                                             82,495     2,732,234
JC Penney Inc.                                               9,614       161,996
Kohls Corp. (a)                                             12,178       625,706
Kroger Co. (a)                                              27,033       450,910
Limited Brands                                              18,740       290,470
Lowe's Companies Inc.                                       27,965     1,201,097
May Department Stores Co.                                   10,327       229,879
Nordstrom Inc.                                               4,886        95,375
Office Depot Inc. (a)                                       11,059       160,466
Radioshack Corp.                                             6,036       158,807
Safeway Inc. (a)                                            15,801       323,289
Sears Roebuck & Co.                                         11,113       373,841
Sherwin Williams Co.                                         5,218       140,260
Staples Inc. (a)                                            17,457       320,336
Supervalu Inc.                                               4,865       103,722
Target Corp.                                                32,677     1,236,498
Tiffany & Co.                                                5,202       170,001
TJX Companies Inc.                                          18,480       348,163
Toys "R" Us Inc. (a)                                         7,685        93,142
Wal-Mart Stores Inc.                                       157,095     8,431,289
Walgreen Co.                                                36,701     1,104,700
Winn Dixie Stores Inc.                                       5,173   $    63,680
                                                                     -----------
                                                                      22,850,026
                                                                     -----------
Technology (1.8%)
Altera Corp. (a)                                            13,705       224,762
American Power Conversion Corp. (a)                          7,030       109,598
Analog Devices Inc. (a)                                     13,046       454,262
Applied Micro Circuits Corp. (a)                            11,006        66,586
Avaya Inc. (a)                                              13,660        88,244
Broadcom Corp. (a)                                          10,073       250,918
Citrix Systems Inc. (a)                                      5,912       120,368
Fiserv Inc. (a)                                              6,855       244,107
International Game Technology (a)                            3,043       311,390
Jabil Circuit Inc. (a)                                       7,103       156,976
Lexmark International Group Inc. (a)                         4,576       323,844
Maxim Integrated Products Inc.                              11,573       395,681
Mercury Interactive Corp. (a)                                3,028       116,911
NCR Corp. (a)                                                3,397        87,031
Network Appliance Inc. (a)                                  12,159       197,097
Novell Inc. (a)                                             12,342        38,013
Novellus Systems Inc. (a)                                    5,370       196,655
NVIDIA Corp. (a)                                             5,695       131,042
Parametric Technology Corp. (a)                              8,863        27,032
PMC Sierra Inc. (a)                                          6,051        70,978
Power-One Inc. (a)                                           2,714        19,405
Q Logic Corp. (a)                                            3,363       162,534
Qualcomm Inc.                                               28,251     1,009,973
Sabre Holdings Corp.                                         5,162       127,243
Sanmina Corp. (a)                                           17,902       112,962
Siebel Systems Inc. (a)                                     17,365       165,662
Solectron Corp. (a)                                         29,750       111,265
Symantec Corp.                                               5,292       232,107
Symbol Technologies Inc.                                     8,267       107,554
Tektronix Inc. (a)                                           3,128        67,565
Teradyne Inc. (a)                                            6,691       115,821
Xilinx Inc. (a)                                             12,086       305,897
                                                                     -----------
                                                                       6,149,483
                                                                     -----------
Telecom & Telecom Equipment (5.6%)
ADC Telecommunications Inc. (a)                             29,347        68,320
Alltel Corp.                                                11,139       537,123
Andrew Corp. (a)                                             3,316        30,507
AT&T Corp.                                                  28,191       542,677
AT&T Wireless Services Inc. (a)                             97,018       796,518
BellSouth Corp.                                             66,355     1,767,034
CenturyTel Inc.                                              5,110       178,083
Ciena Corp. (a)                                             16,874        87,576
Cisco Systems Inc. (a)                                     251,881     4,203,894
Citizens Communications Co. (a)                             10,117       130,408
Corning Inc. (a)                                            45,382       335,373
JDS Uniphase Corp. (a)                                      50,717       178,017
Lucent Technologies Inc. (a)                               148,312       301,073

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares      Value
                                                          -------   ------------

Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Motorola Inc.                                              83,034   $    783,011
Nextel Communications Inc. (a)                             36,788        665,127
Qwest Communications International
   Inc. (a)                                                60,738        290,328
SBC Communications Inc.                                   119,142      3,044,078
Scientific-Atlanta Inc.                                     5,380        128,259
Sprint FON Group                                           32,041        461,390
Sprint PCS Group (a)                                       36,685        210,939
Tellabs Inc. (a)                                           14,862         97,643
Verizon Communications                                     98,626      3,890,796
                                                                    ------------
                                                                      18,728,174
                                                                    ------------
Textiles & Clothing (0.3%)
Jones Apparel (a)                                           4,619        135,152
Liz Claiborne Inc.                                          3,829        134,972
Nike Inc.                                                   9,471        506,604
Reebok International Ltd. (a)                               2,151         72,338
VF Corp.                                                    3,894        132,279
                                                                    ------------
                                                                         981,345
                                                                    ------------
Transportation (1.4%)
Burlington Northern Santa Fe Corp.                         13,428        381,892
CSX Corp.                                                   7,691        231,422
FedEx Corp.                                                10,688        662,977
Norfolk Southern Corp.                                     13,937        267,591
Union Pacific Corp.                                         9,091        527,460
United Parcel Services Inc.                                40,353      2,570,486
                                                                    ------------
                                                                       4,641,828
                                                                    ------------
Utilities & Energy (2.8%)
Allegheny Energy Inc. (a)                                   4,285         36,208
Ameren Corp.                                                5,810        256,221
American Electric Power Co. Inc.                           14,162        422,453
Calpine Corp. (a)                                          14,009         92,459
CenterPoint Energy Inc.                                    10,983         89,511
Cinergy Corp.                                               6,312        232,219
CMS Energy Corp.                                            5,253         42,549
Consolidated Edison Inc.                                    8,005        346,456
Constellation Energy Group Inc.                             5,903        202,473
Dominion Resources Inc.                                    11,144        716,225
DTE Energy Co.                                              5,999        231,801
Duke Energy Corp.                                          32,311        644,605
Dynegy Inc.                                                13,499         56,696
Edison International (a)                                   11,675        191,820
Entergy Corp.                                               8,095        427,254
Exelon Corp.                                               11,651        696,846
FirstEnergy Corp.                                          10,661        409,916
FPL Group Inc.                                              6,537        436,998
KeySpan Corp.                                               5,605        198,697
Mirant Corp. (a)                                           13,666         39,631
Nicor Inc.                                                  1,526         56,630
NiSource Inc.                                               9,411        178,809
Peoples Energy Corp.                                        1,228   $     52,669
PG&E Corp. (a)                                             14,602        308,832
Pinnacle West Capital Corp.                                 3,308        123,885
PPL Corp.                                                   6,043        259,849
Progress Energy Inc.                                        8,633        378,989
Public Service Enterprise Group Inc.                        8,098        342,141
Sempra Energy                                               7,383        210,637
TECO Energy Inc.                                            6,403         76,772
The AES Corp. (a)                                          21,956        139,421
The Southern Co.                                           25,879        806,390
TXU Corp.                                                  11,541        259,095
Xcel Energy Inc.                                           14,286        214,861
                                                                    ------------
                                                                       9,180,018
                                                                    ------------
Total Common Stocks
(cost $404,258,584)                                                  322,194,141
                                                                    ------------

                                                        Shares or
                                                        principal
                                                         amount        Value
                                                       ----------   ------------
Short-term Investments (2.9%)
U.S. Treasury Bills,
   1.135%, 07/24/2003 (b)                              $9,212,000   $  9,207,329
U.S. Treasury Bills,
   0.880%, 09/18/2003 (b)                                 300,000        299,432
                                                                    ------------
Total Short-term Investments
(cost $9,505,613)                                                      9,506,761
                                                                    ------------
TOTAL INVESTMENTS (99.8%)
(cost $413,764,197)                                                  331,700,902

CASH AND OTHER ASSETS, NET OF
   LIABILITIES (0.2%)                                                    591,788
                                                                    ------------
NET ASSETS (100.0%)                                                 $332,292,690
                                                                    ============

                                                                 Shares    Value
                                                                 ------   ------
Securities Sold Short
CAVCO Industries Inc. (c)                                          111    $2,043
                                                                          ------
Total Securities Sold Short                                               $2,043
                                                                          ======

(a)  Non-income producing security.
(b) At June 30, 2003, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts
(c) CAVCO Industries Inc. was spun off by Centex Corp. effective July 1, 2003. CAVCO Industries Inc. is not a member of the S&P 500 Index. The Fund entered into a transaction to sell CAVCO Industries Inc. on June 30, 2003, with a settlement date of July 3, 2003.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------

Common Stocks (96.8%)

Automotive & Transportation (4.0%)
AAR Corp.                                                     5,357   $   37,820
Aftermarket Technology Corp. (a)                              2,830       29,743
Airborne Freight Corp.                                       10,805      225,825
Airtran Holdings Inc. (a)                                    14,155      148,203
Alaska Air Group Inc. (a)                                     5,711      122,501
Alexander & Baldwin Inc.                                      8,558      227,044
America West Holdings Corp. (a)                               6,966       47,369
AMR Corp. (a)                                                34,607      380,677
Arkansas Best Corp.                                           4,930      117,285
ASV Inc. (a)                                                    840       12,163
Atlantic Coast Airlines Holdings Inc. (a)                     8,874      119,710
Aviall Inc. (a)                                               3,970       45,139
Bandag Inc.                                                   2,570       95,784
Coachmen Industries Inc.                                      3,295       39,375
Collins & Aikman Corp. (a)                                   10,113       29,833
Continental Airlines Inc. (a)                                14,546      217,754
Cooper Tire & Rubber Co.                                     13,298      233,912
Covenant Transport Inc. (a)                                   1,870       31,790
Dura Automotive Systems Corp. (a)                             3,192       31,314
EGL Inc. (a)                                                  7,836      119,107
Expressjet Holdings Inc. (a)                                  6,100       92,110
Fleetwood Enterprises Inc. (a)                                7,955       58,867
Florida East Coast Industries Inc.                            4,492      114,771
Forward Air Corp. (a)                                         3,163       80,245
Frontier Airlines Inc. (a)                                    6,802       61,762
GATX Corp.                                                    8,746      142,997
Genesee & Wyoming Inc. (a)                                    2,400       49,368
Goodyear Tire & Rubber Co.                                   30,855      161,989
Greenbrier Companies Inc. (a)                                   924       10,025
Gulfmark Offshore Inc. (a)                                    2,660       44,901
Heartland Express Inc. (a)                                    6,336      140,976
Interpool Inc.                                                2,177       35,746
Kansas City Southern (a)                                     12,600      151,578
Keystone Automotive Industries Inc. (a)                       2,100       38,346
Kirby Corp. (a)                                               4,461      125,800
Knight Transportation Inc. (a)                                5,106      127,139
Landstar Systems Inc. (a)                                     3,318      208,536
Maritrans Inc. (a)                                              973       14,254
Mesa Air Group Inc. (a)                                       6,593       52,744
Mesaba Holdings Inc. (a)                                      2,318       14,302
Modine Manufacturing Co.                                      5,726      110,913
Monaco Coach Corp. (a)                                        6,805      104,321
Northwest Airlines Corp. (a)                                 13,287      150,010
Offshore Logistics Inc. (a)                                   4,123       89,675
Old Dominion Freight Line Inc. (a)                            1,728       37,359
Oshkosh Truck Corp.                                           3,302      195,875
Overseas Shipholding Group Inc.                               4,414       97,152
Pacer International Inc. (a)                                  3,913       73,799
PAM Transportation Services Inc. (a)                            482       12,108
Quixote Corp.                                                 1,870       47,741
Railamerica Inc. (a)                                          7,149       60,409
Raytech Corp. (a)                                             8,900       37,825
Roadway Corp.                                                 2,651       75,633
SCS Transportation Inc. (a)                                   3,067   $   38,736
Seabulk International Inc. (a)                                1,163       10,316
Skywest Inc. (a)                                             12,253      233,542
Sports Resorts International Inc. (a)                         4,169       20,345
Standard Motor Products Inc.                                  1,710       18,981
Stoneridge Inc. (a)                                           2,707       36,951
Strattec Security Corp. (a)                                     700       37,240
Superior Industries International Inc.                        4,446      185,398
Tenneco Automotive Inc. (a)                                   7,900       28,440
Tower Automotive Inc. (a)                                    12,922       47,295
USF Corp.                                                     5,871      158,341
Visteon Corp.                                                27,792      190,931
Wabash National Corp. (a)                                     6,023       84,503
Winnebago Industries Inc. (a)                                 2,880      109,152
Yellow Corp. (a)                                              6,134      142,002
                                                                      ----------
                                                                       6,473,797
                                                                      ----------

Consumer Discretionary (19.0%)
1-800 Contacts Inc. (a)                                       1,100       26,928
1-800-Flowers.com Inc. (a)                                    3,762       30,999
4 Kids Entertainment Inc. (a)                                 2,851       53,029
Aaron Rents Inc. (a)                                          3,786       97,679
ABM Industries Inc.                                           7,726      118,980
AC Moore Arts & Crafts Inc. (a)                               2,600       52,078
Acme Communications Inc. (a)                                  1,340       10,184
Action Performance Companies Inc.                             3,310       62,890
Activision Inc. (a)                                          18,530      239,408
Administaff Inc. (a)                                          4,656       47,957
Advanced Marketing Services Inc.                              2,900       37,700
Advisory Board Co. (a)                                        1,876       76,016
ADVO Inc. (a)                                                 4,630      205,572
Aeropostale Inc. (a)                                          4,122       88,541
AFC Enterprises Inc. (a)                                      4,347       70,595
Alderwoods Group Inc. (a)                                     8,600       46,956
Alliance Gaming Corp. (a)                                    10,632      201,051
AMC Entertainment Inc. (a)                                    7,500       85,800
America's Car-Mart Inc. (a)                                     603       11,023
American Eagle Outfitters Inc. (a)                           11,042      202,510
American Greetings Corp. (a)                                 12,435      244,223
American Woodwork Corp.                                         990       46,094
Ameristar Casinos Inc. (a)                                    2,100       44,835
Angelica Corp.                                                2,200       37,290
Ann Taylor Stores Corp. (a)                                   9,665      279,802
APAC Customer Services Inc. (a)                               5,500       14,025
Applica Inc.                                                  4,227       35,930
aQuantive Inc. (a)                                            8,774       92,127
Arbitron Inc. (a)                                             6,500      232,050
Arctic Cat Inc.                                               3,670       70,317
Argosy Gaming Co. (a)                                         5,230      109,359
Asbury Automotive Group (a)                                   2,295       30,937
Atari Inc. (a)                                                2,600       11,570
Aztar Corp. (a)                                               6,994      112,673

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Bally Total Fitness Holding Corp. (a)                           6,467   $ 58,397
Banta Corp.                                                     5,276    170,784
Bassett Furniture Industries Inc.                               2,150     28,552
Beasley Broadcast Group Inc. (a)                                1,800     24,624
BEBE Stores Inc. (a)                                            1,390     26,591
Big 5 Sporting Goods Corp. (a)                                  2,189     27,428
BJ's Wholesale Club Inc. (a)                                   14,629    220,313
Blair Corp.                                                     1,700     37,740
Blue Rino Corp. (a)                                             2,210     26,498
Bob Evans Farms Inc.                                            6,722    185,729
Boca Resorts Inc. (a)                                           5,450     70,850
Bombay Co. Inc. (a)                                             7,000     74,410
Bowne & Co. Inc.                                                7,111     92,656
Boyd Gaming Corp. (a)                                           6,806    117,472
Boyds Collection Ltd. (a)                                       9,330     43,944
Bright Horizons Family Solutions Inc. (a)                       2,290     76,852
Brink's Co. (a)                                                11,269    164,189
Brookstone Inc. (a)                                             1,800     36,450
Brown Shoe Co. Inc.                                             3,862    115,088
Buckle Inc. (a)                                                 1,875     36,056
Burlington Coat Factory
   Warehouse Corp.                                              3,910     69,989
California Pizza Kitchen Inc. (a)                               3,630     78,045
Callaway Golf Co. (a)                                          13,400    177,148
Casella Waste Systems Inc. (a)                                  4,100     37,023
Casual Male Retail Group Inc. (a)                               5,789     30,045
Catalina Marketing Corp. (a)                                    7,910    139,611
Cato Corp.                                                      3,330     70,196
CDI Corp. (a)                                                   2,693     69,910
CEC Entertainment Inc. (a)                                      4,816    177,855
Central Garden & Pet Co. (a)                                    3,200     76,320
Central Parking Corp.                                           5,858     72,405
Century Business Services Inc. (a)                             16,739     54,402
Charles River Associates Inc. (a)                               1,600     45,232
Charlotte Russe Holding Inc. (a)                                2,156     22,250
Charming Shoppes Inc. (a)                                      24,423    121,382
Charter Communications Inc. (a)                                54,870    217,834
Chattem Inc. (a)                                                2,722     51,174
Cherokee Inc. (a)                                               1,000     20,020
Chicago Pizza & Brewery Inc. (a)                                2,400     24,000
Children's Place Retail Stores Inc. (a)                         2,625     52,133
Choice Hotels International Inc. (a)                            4,545    124,124
Christopher & Banks Corp. (a)                                   5,418    200,412
Churchill Downs Inc. (a)                                        1,791     68,613
CKE Restaurants Inc. (a)                                       10,800     60,372
Clean Harbors Inc. (a)                                          1,366     13,018
CNET Networks Inc. (a)                                         26,200    163,226
Coinstar Inc. (a)                                               5,005     94,394
Coldwater Creek Inc. (a)                                        2,040     25,153
Cole National Corp. (a)                                         2,712     33,954
Concord Camera Corp. (a)                                        4,950     35,096
Consolidated Graphics Inc. (a)                                  2,610     59,717
Copart Inc. (a)                                                13,433    126,942
Cornell Corrections Inc. (a)                                    2,800   $ 42,392
Cost Plus Inc. (a)                                              4,738    168,957
CoStar Group Inc. (a)                                           2,893     86,385
Courier Corp.                                                     800     41,200
CPI Corp.                                                       2,000     35,300
Cross Country Healthcare Inc. (a)                               5,825     76,832
Cross Media Marketing Corp. (a)                                 1,800        216
Crown Media Holdings Inc. (a)                                   5,600     23,128
CSK Auto Corp. (a)                                              7,148    103,289
CSS Industries Inc.                                               714     27,525
Cumulus Media Inc. (a)                                          9,001    170,389
Dave & Buster's Inc. (a)                                        2,300     25,070
Deb Shops Inc.                                                  1,160     21,808
Del Laboratories Inc. (a)                                         441     10,364
Department 56 Inc. (a)                                          2,978     45,653
DHB Industries Inc. (a)                                         3,100     12,679
Dick's Sporting Goods Inc. (a)                                  2,597     95,258
DigitalThink Inc. (a)                                           4,663     14,688
Dillard's Inc.                                                 13,008    175,218
Dollar Thrifty Automotive Group Inc. (a)                        5,429    100,708
Dover Downs Gaming &
   Entertainment Inc.                                           2,894     26,769
Dover Motorsports Inc.                                          2,706     11,095
Dress Barn Inc. (a)                                             6,190     78,427
Drugstore.com Inc. (a)                                          7,476     43,660
Earthlink Inc. (a)                                             26,700    210,663
Electronics Boutique Holdings Corp. (a)                         3,553     82,110
Elizabeth Arden (a)                                             3,370     44,383
Emerson Radio Corp. (a)                                         2,768     18,601
Emmis Communications Corp. (a)                                  9,211    211,392
Ennis Business Forms Inc.                                       3,500     50,925
eUniverse Inc. (a)                                             10,300      9,373
Extended Stay America Inc. (a)                                 14,037    189,359
Finish Line Inc. Class A (a)                                    4,386     97,413
Finlay Enterprises Inc. (a)                                     1,200     19,860
First Consulting Group Inc. (a)                                 3,637     16,985
Fisher Communications Inc. (a)                                  1,113     54,437
Footstar Inc. (a)                                               4,248     55,224
Forrester Research Inc. (a)                                     3,838     62,790
Fossil Inc. (a)                                                 5,049    118,954
Fred's Inc.                                                     5,526    205,457
FreeMarkets Inc. (a)                                            8,320     57,907
Friedmans Inc.                                                  3,500     39,795
FTD Inc. Class A (a)                                              468      9,444
FTI Consulting Inc. (a)                                         8,595    214,617
G&K Services Inc.                                               4,109    121,626
Galyan's Trading Co. (a)                                        2,200     31,548
Gamestop Corp. (a)                                              4,398     56,822
Gart Sports Co. (a)                                             1,844     52,296
Gaylord Entertainment Co. Class A (a)                           3,939     77,086
Genesco Inc. (a)                                                4,425     78,322
Goody's Family Clothing Inc. (a)                                3,300     28,545
Gray Television Inc.                                            7,734     95,902

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Great Atlantic & Pacific Tea Co. Inc. (a)                       4,500   $ 39,600
Green Mountain Coffee Inc. (a)                                    990     18,810
Grevity HR Inc. (a)                                             2,331     27,552
Grey Global Group Inc.                                            158    122,057
Group 1 Automotive Inc. (a)                                     4,122    133,594
GSI Commerce Inc. (a)                                           3,500     23,380
Guess ? Inc. (a)                                                2,082     12,492
Guitar Center Inc. (a)                                          3,605    104,545
Gymboree Corp. (a)                                              5,600     93,968
Hancock Fabrics Inc.                                            3,600     58,140
Handleman Co. (a)                                               5,326     85,216
Harris Interactive Inc. (a)                                     9,415     62,045
Haverty Furniture Companies Inc.                                3,296     57,680
Heidrick & Struggles International Inc. (a)                     5,060     63,857
Hibbett Sporting Goods Inc. (a)                                 1,741     57,349
Hollinger International Inc.                                   10,900    117,393
Hollywood Entertainment Corp. (a)                              11,263    193,724
Homestore Inc. (a)                                             15,800     27,966
Hooker Furniture Corp. (a)                                        917     22,549
Hot Topic Inc. (a)                                              6,675    179,624
Hudson Highland Group Inc. (a)                                  1,411     26,823
IHOP Corp.                                                      4,777    150,810
Information Holdings Inc. (a)                                   3,698     67,489
Infospace Inc. (a)                                              5,981     81,162
InfoUSA Inc. (a)                                                4,772     38,653
Insight Communications Inc. (a)                                11,075    145,968
Insight Enterprises Inc. (a)                                    9,116     91,707
Insurance Auto Auctions Inc. (a)                                2,150     27,004
InterTAN Inc. (a)                                               5,126     42,033
Isle of Capri Casinos Inc. (a)                                  4,550     75,211
J Jill Group Inc. (a)                                           4,070     68,539
Jack in the Box (a)                                             7,771    173,293
Jakks Pacific Inc. (a)                                          4,877     64,815
Jarden Corp. (a)                                                3,065     84,809
Jo-Ann Stores Inc. (a)                                          3,100     78,430
John H Harland Co.                                              6,442    168,523
Jos. A. Clothiers Inc. (a)                                        871     29,118
Journal Register Co. (a)                                        5,800    104,922
K-Swiss Inc.                                                    2,900    100,108
K2 Inc. (a)                                                     4,912     60,172
Kellwood Co.                                                    6,403    202,527
Kelly Services Inc. Class A                                     3,941     92,416
Kenneth Cole Productions Inc. (a)                               1,414     27,559
Kimball International Inc. Class B                              7,187    112,117
Kirkland's Inc. (a)                                             2,147     34,674
Korn Ferry International (a)                                    8,969     72,649
Kroll Inc. (a)                                                  7,496    202,842
La Quinta Properties Inc. (a)                                  31,307    134,933
Labor Ready Inc. (a)                                            8,685     62,271
Landry's Restaurants Inc.                                       4,860    114,696
Lannett Co. Inc. (a)                                            1,128     26,440
Learning Tree International (a)                                 3,423     53,501
Lendingtree Inc. (a)                                            3,872   $ 94,787
Libbey Inc.                                                     3,267     74,161
Liberty Corp.                                                   3,620    153,850
Lifeline Systems Inc. (a)                                         900     25,560
LIN TV Corp. (a)                                                5,391    126,958
Linens 'n Things Inc. (a)                                       9,310    219,809
Lithia Motors Inc. (a)                                          2,650     42,851
LodgeNet Entertainment Corp. (a)                                2,500     27,375
Lone Star Steakhouse & Saloon Inc.                              3,134     68,227
LookSmart Ltd. (a)                                             14,600     41,318
Magna Entertainment Class A (a)                                 9,510     47,550
Mail-Well Inc. (a)                                              7,564     19,061
Marcus Corp.                                                    4,820     72,059
Marine Products Corp.                                           1,600     17,360
Marinemax Inc. (a)                                              1,600     22,400
Martha Stewart Living Omnimedia Inc. (a)                        1,900     17,841
Matthews International Corp.                                    5,834    144,450
Maximus Inc. (a)                                                3,975    109,829
Maxwell Shoe Co. Inc. Cl A (a)                                  2,900     41,760
Mediacom Communications Corp. (a)                              13,610    134,331
Medical Staffing Network Holdings Inc. (a)                      1,600     11,200
MemberWorks Inc. (a)                                            3,111     61,442
Men's Wearhouse Inc. (a)                                        7,408    161,865
Midas Inc. (a)                                                  3,491     42,311
Midway Games Inc. (a)                                           5,667     20,571
Monro Muffler Brake Inc. (a)                                    1,200     33,912
Mothers Work Inc. (a)                                           1,037     27,760
Movado Group Inc.                                               2,300     50,025
Movie Gallery Inc. (a)                                          4,860     89,667
MPS Group Inc. (a)                                             19,850    136,568
MTC Technologies Inc. (a)                                       1,276     29,935
MTR Gaming Group Inc. (a)                                       4,420     34,122
Multimedia Games Inc. (a)                                       2,200     56,100
National Presto Industries Inc.                                 1,270     40,132
Nautica Enterprises Inc. (a)                                    5,041     64,676
Nautilus Group Inc.                                             6,527     80,935
Navigant Consulting Inc. (a)                                    9,171    108,676
Navigant International Inc. (a)                                 2,450     31,605
Nelson Thomas Inc. (a)                                          1,143     14,288
Neoforma Inc. (a)                                               2,924     31,930
NetFlix.com Inc. (a)                                            2,401     61,346
NetRatings Inc. (a)                                             1,800     16,452
New England Business Service Inc.                               2,586     77,580
Nu Skin Enterprises Inc.                                        9,500     99,275
O'Charley's Inc. (a)                                            4,068     87,584
Oakley Inc. (a)                                                 5,300     62,381
OfficeMax Inc. (a)                                             25,962    170,051
Oneida Ltd.                                                     4,193     28,303
Oshkosh B'Gosh Inc.                                             2,118     57,186
Overstock.com Inc. (a)                                          2,198     31,893
Overture Services Inc. (a)                                     14,096    255,560

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Oxford Industries Inc.                                          1,362   $ 56,550
Pacific Sunwear of California Inc. (a)                          9,893    238,322
Panera Bread Co. (a)                                            5,854    234,160
Papa Johns International Inc. (a)                               3,165     88,778
Party City Corp. (a)                                            1,300     13,351
Paxson Communications Corp. (a)                                 6,902     41,343
Payless ShoeSource Inc. (a)                                    14,400    180,000
PC Connection Inc. (a)                                          1,982     13,478
PDI Inc. (a)                                                    1,987     20,188
Pegasus Communication Corp. (a)                                   813     24,049
Pegasus Solutions Inc. (a)                                      6,694    108,778
Penn National Gaming Inc. (a)                                   6,300    129,465
Perry Ellis International Inc. (a)                                594     11,595
Petco Animal Supplies Inc. (a)                                  7,500    163,050
PF Chang's China Bistro Inc. (a)                                5,283    259,976
Phillips-Van Heusen Corp.                                       5,715     77,895
Pinnacle Systems Inc. (a)                                      12,530    134,071
Playboy Enterprises Inc. Class B (a)                            3,449     46,906
Playtex Products Inc. (a)                                       5,848     37,544
Pre-Paid Legal Services Inc. (a)                                3,485     85,487
priceline.com Inc. (a)                                          4,937    110,539
Prime Hospitality Corp. (a)                                     9,194     61,692
Primedia Inc. (a)                                              29,655     90,448
Princeton Review Inc. (a)                                       3,400     20,060
Proquest Co. (a)                                                5,222    134,728
Pulitzer Inc.                                                   1,387     68,546
Quiksilver Inc. (a)                                            11,413    188,200
Rainbow Technologies Inc. (a)                                   4,350     36,584
Raindance Communications Inc. (a)                               9,500     23,655
Rare Hospitality International Inc. (a)                         4,662    152,354
RC2 Corp. (a)                                                   2,541     43,222
Red Robin Gourmet Burgers Inc. (a)                              1,743     33,047
Regent Comunications Inc. (a)                                   5,440     32,096
Register.com Inc. (a)                                           6,350     37,211
Renaissance Learning Inc. (a)                                   2,538     55,582
Rent-Way Inc. (a)                                               5,418     25,194
Resources Connection Inc. (a)                                   4,340    103,552
Restoration Hardware Inc. (a)                                   3,800     17,100
Revlon Inc. (a)                                                 1,800      5,400
REX Stores Corp. (a)                                            1,800     21,798
RH Donnelley Corp. (a)                                          4,663    170,060
Right Management Consultants Inc. (a)                           3,405     43,073
Rollins Inc.                                                    4,653     87,709
Roto-Rooter Inc.                                                2,507     95,617
Russ Berrie & Co. Inc.                                          1,818     66,375
Russell Corp.                                                   5,328    101,232
Ryan's Family Steak Houses Inc. (a)                             9,287    130,018
Saga Communications Inc. (a)                                    3,115     60,587
Salem Communications Corp. (a)                                  2,500     50,028
School Speciality Inc. (a)                                      3,407     96,963
Scientific Games Corp. (a)                                     10,189     95,777
SCP Pool Corp. (a)                                              4,303    148,023
Select Comfort Corp. (a)                                        4,367     71,531
Sharper Image Corp. (a)                                         2,042   $ 55,685
Shoe Carnival Inc. (a)                                          2,178     32,147
ShopKo Stores Inc. (a)                                          6,145     79,885
Shuffle Master Inc. (a)                                         3,745    110,066
Sinclair Broadcast Group Inc. (a)                               7,835     90,964
Six Flags Inc. (a)                                             19,736    133,810
Skechers USA Inc. (a)                                           3,700     27,380
Sonic Automotive Inc. (a)                                       5,813    127,363
Sonic Corp. (a)                                                 8,627    219,385
Sonic Solutions (a)                                             2,551     21,990
Source Interlink Co. Inc. (a)                                   1,319     10,011
Sourcecorp (a)                                                  3,236     69,898
Spanish Broadcasting System Inc. (a)                            7,500     61,125
Speedway Motorsports Inc.                                       3,587     96,132
Spherion Corp. (a)                                             12,450     86,527
Sports Authority Inc. (a)                                       7,000     74,900
Stage Stores Inc. (a)                                           3,841     90,263
Stamps.com Inc. (a)                                             8,900     42,720
Standard Register                                               4,163     68,606
Stanley Furniture Inc.                                          1,010     27,684
StarTek Inc. (a)                                                2,632     69,222
Steak n Shake Co. (a)                                           4,826     73,597
Stein Mart Inc. (a)                                             4,287     25,679
Steinway Musical Instruments Inc. (a)                           1,150     17,710
Steven Madden Ltd. (a)                                          2,300     50,232
Stewart Enterprises Inc. (a)                                   20,350     87,505
Strayer Education Inc.                                          2,164    171,930
Stride Rite Corp.                                               8,174     81,413
Sturm Ruger & Co. Inc.                                          3,961     39,610
Summit America Television (a)                                   3,497     10,106
Sylvan Learning Systems Inc. (a)                                8,203    187,357
Take Two Interactive Software Inc. (a)                          8,690    246,275
TBC Corp. (a)                                                   3,520     67,056
TeleTech Holdings Inc. (a)                                      8,630     36,505
Tetra Tech Inc. (a)                                            10,507    179,985
The Pep Boys-Manny Moe & Jack                                  10,149    137,113
Thor Industries Inc.                                            3,811    155,565
THQ Inc. (a)                                                    8,323    149,814
TiVo Inc. (a)                                                   7,090     86,356
Too Inc. (a)                                                    7,500    151,875
Topps Co. Inc. (a)                                              7,818     67,157
Toro Co.                                                        5,564    221,169
Tractor Supply Co. (a)                                          3,111    148,550
Trans World Entertainment Corp. (a)                             5,179     26,516
Triarc Companies Inc. (a)                                       3,082     92,429
Tuesday Morning Corp. (a)                                       2,889     75,981
Tupperware Corp.                                               12,472    179,098
Tweeter Home Entertainment Group Inc. (a)                       4,348     37,741
Ultimate Electronics Inc. (a)                                   2,700     34,614
UniFirst Corp.                                                  2,569     56,261
United Auto Group Inc. (a)                                      4,281     93,240
United Natural Foods Inc. (a)                                   4,570    128,600

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (Cont.)

Consumer Discretionary (Cont.)
United Online Inc. (a)                                       6,317   $   160,073
United Stationers Inc. (a)                                   6,545       236,733
Universal Electronics Inc. (a)                               2,900        36,772
Urban Outfitters Inc. (a)                                    2,561        91,940
Vail Resorts Inc. (a)                                        3,788        51,024
Value Line Inc.                                                444        21,805
ValueClick Inc. (a)                                         14,800        89,244
ValueVision Media Inc. (a)                                   4,832        65,860
Vans Inc. (a)                                                4,932        44,289
Volt Information Sciences Inc. (a)                           2,248        30,685
Wackenhut Corrections Corp. (a)                              2,110        28,928
Warnaco Group Inc. (a)                                       7,063        94,997
Washington Group International Inc. (a)                      4,932       108,307
Waste Connections Inc. (a)                                   5,971       209,284
Watson Wyatt & Co. (a)                                       6,986       161,935
WD-40 Co.                                                    3,432        97,984
Wesco International Inc. (a)                                 4,361        26,166
West Marine Inc. (a)                                         2,200        38,522
Wet Seal Inc. (a)                                            5,870        62,692
Whitehall Jewellers Inc. (a)                                 2,400        21,768
Whitman Education Group Inc. (a)                             1,987        30,500
Wilsons The Leather Experts (a)                              2,700        19,467
Wireless Facilities Inc. (a)                                 5,430        64,617
WMS Industries Inc. (a)                                      5,198        81,037
Wolverine World Wide Inc.                                    8,714       167,832
World Fuel Services Corp.                                    2,999        73,745
World Wrestling Entertainment (a)                            2,700        27,783
Yankee Candle Co. (a)                                        6,685       155,226
Young Broadcasting Inc. (a)                                  4,246        89,718
Zale Corp. (a)                                               6,684       267,360
                                                                     -----------
                                                                      30,829,297
                                                                     -----------
Consumer Staples (1.8%)
7-Eleven Inc. (a)                                            4,600        48,530
American Italian Pasta Co. (a)                               3,231       134,571
Boston Beer Co. Inc. (a)                                     1,700        24,480
Casey's General Stores Inc.                                  8,102       114,562
Central European Distribution Corp. (a)                      1,101        22,174
Chiquita Brands International Inc. (a)                       9,244       134,038
Coca-Cola Bottling Co.                                         367        20,038
Corn Products International Inc.                             8,142       244,504
Darling International Inc. (a)                               4,974        11,938
Dimon Inc.                                                   8,880        63,581
Duane Reade Inc. (a)                                         4,573        67,452
Farmer Brothers Co.                                            200        67,858
Flowers Foods Inc.                                           7,500       148,200
Hain Celestial Group Inc. (a)                                5,286        84,523
Horizon Organic Holdings Corp. (a)                           2,260        53,856
Ingles Markets Inc.                                          2,553        25,785
International Multifoods Corp. (a)                           3,408        78,077
Interstate Bakeries Corp.                                    9,200       116,840
J&J Snack Foods Corp. (a)                                    1,290        40,803
John B. Sanfilippo & Son Inc. (a)                              985        15,908
Lance Inc.                                                   5,111   $    46,664
Longs Drug Stores Corp.                                      7,484       124,234
Nash Finch Co.                                               2,450        40,793
Pathmark Stores Inc. (a)                                     7,160        54,774
Peet's Coffee & Tea Inc. (a)                                 2,511        43,842
Pilgrim's Pride Corp. Class A                                2,909        28,130
Ralcorp Holdings Inc. (a)                                    6,346       158,396
Riviana Foods Inc.                                           1,242        33,422
Robert Mondavi Corp. (a)                                     1,925        48,722
Ruddick Corp.                                                6,423       100,970
Sanderson Farms Inc.                                         1,100        30,910
Seminis Inc. (a)                                             2,725        10,028
Sensient Technology Corp.                                    8,977       206,381
Smart & Final Inc. (a)                                       2,500        11,575
Standard Commercial Corp.                                    2,470        41,990
Universal Corp.                                              5,427       229,562
USANA Health Sciences Inc. (a)                                 907        40,099
Vector Group Ltd.                                            5,106        89,355
Weis Markets Inc.                                            2,821        87,507
Wild Oats Markets Inc. (a)                                   5,316        57,944
                                                                     -----------
                                                                       3,003,016
                                                                     -----------
Durable Products (7.5%)
Actuant Corp. (a)                                            2,300       108,836
Advanced Energy Industries Inc. (a)                          3,900        55,575
Alamo Group Inc. (a)                                           818         9,996
Albany International Corp.                                   5,585       153,029
Allen Telecom Inc. (a)                                       6,258       103,382
Andrew Corp. (a)                                            20,850       191,820
AO Smith Corp.                                               3,825       107,674
Applied Films Corp. (a)                                      2,300        59,524
Applied Industrial Technologies Inc.                         4,524        95,456
Arris Group Inc. (a)                                        13,860        68,746
Artesyn Technologies Inc. (a)                                7,908        44,364
Astec Industries Inc. (a)                                    2,993        26,099
Asyst Technology Corp. (a)                                   8,298        55,514
ATMI Inc. (a)                                                6,693       167,124
Audiovox Corp. (a)                                           3,700        41,403
Axcelis Technologies Inc. (a)                               20,800       127,296
Baldor Electric Co.                                          6,235       128,441
Beazer Homes USA Inc. (a)                                    2,726       227,621
Belden Inc.                                                  5,000        79,450
Brady Corp. Class A                                          4,719       157,379
Briggs & Stratton Corp.                                      4,601       232,350
Brooks Automation Inc. (a)                                   9,207       104,407
C&D Technologies Inc.                                        6,044        86,792
C-COR.net Inc. (a)                                           6,926        33,937
Cable Design Technologies Corp. (a)                          9,191        65,716
Cascade Corp.                                                2,000        34,800
Champion Enterprises Inc. (a)                               12,698        65,776
Cognex Corp. (a)                                             7,560       168,966
Cohu Inc.                                                    5,526        86,206
Credence Systems Corp. (a)                                  13,281       112,490

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares    Value
                                                               ------   --------

Common Stocks (Cont.)

Durable Products (Cont.)
CTS Corp.                                                       8,145   $ 85,115
Cuno Inc. (a)                                                   3,580    129,310
Curtiss-Wright Corp.                                            1,920    121,344
Dionex Corp. (a)                                                3,878    154,150
Ducommun Inc. (a)                                               2,743     38,676
Dupont Photomasks Inc. (a)                                      2,788     52,498
Electro Scientific Industries Inc. (a)                          7,907    119,870
Engineered Support Systems Inc. (a)                             2,625    109,856
Entegris Inc. (a)                                              11,094    149,103
Esco Technologies Inc. (a)                                      2,801    123,244
Esterline Technologies Corp. (a)                                4,349     75,716
Federal Signal Corp.                                           10,989    193,077
FEI Co. (a)                                                     6,613    124,060
Flowserve Corp. (a)                                             9,766    192,097
Franklin Electric Co. Inc.                                      1,852    103,064
Gardner Denver Inc. (a)                                         3,295     67,416
Gencorp International Inc.                                      6,456     57,394
General Binding Corp. (a)                                       1,300     15,600
General Cable Corp. (a)                                         6,305     34,047
Global Imaging Systems Inc. (a)                                 2,943     68,160
Global Power Equipment Group (a)                                4,400     20,460
Gormann Rupp Co.                                                1,590     38,160
Heico Corp.                                                     3,050     37,210
Helix Technology Corp.                                          5,418     71,680
IDEX Corp.                                                      6,165    223,420
Imagistics International Inc. (a)                               4,100    105,780
Integrated Defense Technologies Inc. (a)                        1,836     28,476
Interface Inc. (a)                                              9,084     42,150
Ionics Inc. (a)                                                 4,726    105,721
Itron Inc. (a)                                                  5,749    123,948
JLG Industries Inc.                                             8,891     60,459
Joy Global Inc. (a)                                             9,767    144,259
Kadant Inc. (a)                                                 2,600     48,750
Kaman Corp.                                                     4,732     55,317
Keithley Instruments Inc.                                       2,891     41,775
Kennametal Inc.                                                 7,505    253,969
Kulicke & Soffa Industries Inc. (a)                            10,388     66,379
Lincoln Electric Holdings Inc.                                  6,551    133,706
Lindsay Manufacturing Co.                                       2,357     54,730
Littelfuse Inc. (a)                                             4,071     91,028
LTX Corp. (a)                                                  10,967     94,536
Manitowoc Inc. (a)                                              6,404    142,809
MasTec Inc. (a)                                                 3,940     22,694
Matrix Service Co. (a)                                          1,740     29,893
Mattson Technology Inc. (a)                                     7,300     22,557
Meritage Corp. (a)                                              2,351    115,810
MI Schottenstein Home Homes Inc.                                2,540    108,407
Milacron Inc.                                                   3,969     19,408
Mine Safety Appliances Co.                                      1,611     70,272
Mobile Mini Inc. (a)                                            2,470     40,335
Modtech Holdings Inc. (a)                                       1,900     17,461
Moog Inc. (a)                                                   3,230    112,242
Mykrolis Corp. (a)                                              8,400     85,260
Nacco Industries Inc.                                           1,206   $ 71,082
Nordson Corp.                                                   4,762    113,574
Orbital Sciences Corp. (a)                                      9,047     66,043
Palm Harbor Homes Inc. (a)                                      3,659     69,301
Paxar Corp. (a)                                                 6,771     74,481
Photon Dynamics Inc. (a)                                        3,800    104,994
Photronics Inc. (a)                                             6,087    106,218
Plantronics Inc. (a)                                            8,746    189,526
Powell Industries Inc. (a)                                      1,390     20,350
Power Integrations Inc. (a)                                     5,816    141,445
Power-One Inc. (a)                                             14,010    100,171
Powerwave Technologies Inc. (a)                                13,790     86,463
Presstek Inc. (a)                                               6,259     38,994
Raven Industries Inc. (a)                                         648     12,908
Rayovac Corp. (a)                                               6,687     86,597
Regal Beloit Corp.                                              4,785     91,393
Robbins & Myers Inc.                                            2,065     38,202
Rofin Sinar Technologies Inc. (a)                               1,875     26,362
Roper Industries Inc.                                           6,311    234,769
Rudolph Technologies Inc. (a)                                   2,887     46,077
Sauer Danfoss Inc.                                              2,992     32,164
SBA Communications Corp. (a)                                    8,613     26,184
Semitool Inc. (a)                                               3,500     17,255
Sequa Corp. Class A (a)                                         1,307     44,830
Skyline Corp.                                                   1,390     41,700
SpectraLink Corp. (a)                                           4,600     45,448
Standard Pacific Corp.                                          7,277    241,305
Standex International Corp.                                     2,726     57,246
Stewart & Stevenson Services Inc.                               6,860    108,045
SureBeam Corp. (a)                                             10,305     27,308
Symmetricom Inc. (a)                                            5,993     26,369
Technitrol Inc. (a)                                             8,811    132,606
Tecumseh Products Co.                                           3,100    118,761
Teledyne Technologies Inc. (a)                                  6,700     87,770
Tennant Co.                                                     2,166     79,600
Terayon Communication Systems (a)                              11,630     31,750
Terex Corp. (a)                                                10,021    195,610
Thomas & Betts Corp. (a)                                       10,683    154,369
Thomas Industries Inc.                                          2,961     80,095
Tollgrade Communications Inc. (a)                               3,348     62,440
TRC Companies Inc. (a)                                          2,701     39,867
Trinity Industries Inc.                                         8,998    166,553
Triumph Group Inc. (a)                                          3,568    100,511
Ultratech Inc. (a)                                              4,871     90,065
United Industrial Corp.                                         2,690     43,847
Unova Inc. (a)                                                  9,850    109,335
Veeco Instruments Inc. (a)                                      5,886    100,239
Vicor Corp. (a)                                                 4,537     43,555
Wabtec Corp.                                                    7,089     98,608
Walter Industries Inc.                                          6,805     79,959
Watts Industries Inc.                                           3,555     63,457
WCI Communities (a)                                             3,416     65,690
William Lyon Homes Inc. (a)                                     1,100     35,035

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (Cont.)

Durable Products (Cont.)
Woodhead Industries Inc.                                     2,200   $    27,544
Woodward Governor Co.                                        2,012        86,516
X-Rite Inc.                                                  3,800        37,658
Zygo Corp. (a)                                               3,550        28,400
                                                                     -----------
                                                                      12,189,671
                                                                     -----------
Financial Services (21.9%)
1st Source Corp.                                             3,794        70,417
21st Century Insurance Group (a)                             2,741        39,196
ABC Bancorp                                                  2,300        32,959
Acadia Realty Trust                                          1,937        17,724
Accredited Home Lenders Holding Co. (a)                      2,041        40,044
Advanta Corp. Class B                                        4,700        47,282
Affiliated Managers Group Inc.                               4,511       274,945
Alabama National Bancorporation                              2,262       109,662
Alexander's Inc. (a)                                           552        46,086
Alexandria Real Estate Equities Inc.                         4,045       182,025
Alfa Corp.                                                  11,064       140,623
Allegiant Bancorp Inc.                                       3,191        64,618
Allmerica Financial Corp. (a)                               11,394       204,978
Amcore Financial Inc.                                        5,221       121,545
American Home Mortgage Holdings Inc.                         2,641        51,711
American Land Lease Inc. (a)                                 1,772        29,770
American Mortgage Acceptance Co. (a)                         1,789        31,057
American National Bankshares Inc.                            1,400        37,646
American Physicians Capital Inc. (a)                         3,050        73,962
AmericanWest Bancorporation (a)                                592         9,608
Amerus Group Co. (a)                                         7,818       220,389
AMLI Residential Properties                                  3,856        90,809
Anchor Bancorp of Wisconsin Inc.                             4,474       106,884
Anthracite Capital Inc.                                      9,310       112,279
Anworth Mortgage Asset Corp.                                 5,256        81,048
Apex Mortgage Capital Inc.                                   5,900        32,273
Argonaut Group Inc. (a)                                      4,400        54,252
Arrow Financial Corp.                                        1,855        61,901
Associated Estates Realty Corp.                              2,260        14,848
Avatar Holdings Inc. (a)                                       910        27,482
Baldwin & Lyons Inc. Class B                                 2,266        53,817
BancFirst Corp.                                                827        42,888
BancTrust Financial Group Inc. (a)                           2,035        32,397
Bank Mutual Corporation                                      2,490        80,925
Bank of Granite Corp.                                        2,926        49,888
Bank of the Ozarks Inc. (a)                                    534        20,698
BankAtlantic Bancorp Inc. Class A                            8,810       104,751
Bankrate Inc. (a)                                            2,400        29,088
BankUnited Financial Corp. Class A (a)                       6,017       121,243
Banner Corp.                                                 2,260        46,307
Barra Inc. (a)                                               3,345       119,416
Bay View Capital Corp. (a)                                  13,148        75,995
Bedford Property Investors Inc.                              3,946       112,066
Berkshire Hills Bancorp Inc.                                 2,118        60,151
Boston Private Financial Holdings Inc.                       4,310   $    90,855
Boykin Lodging Co.                                           6,555        51,129
Brandywine Realty Trust                                      6,853       168,721
Brookfield Homes Corp.                                       2,733        42,143
Brookline Bancorp Inc.                                      12,152       170,128
BRT Realty Trust                                               864        13,738
Bryn Mawr Bank Corp.                                           900        33,363
BSB Bancorp Inc.                                             2,486        61,703
C&F Financial Corp.                                            256        10,048
Camco Financial Inc.                                           800        12,472
Camden National Corp.                                        2,196        60,390
Capital Automotive REIT                                      5,436       152,154
Capital City Bank Group Inc.                                 2,112        76,454
Capital Corp. of the West (a)                                  457        11,590
Capitol Bancorp Ltd.                                         2,081        56,395
Capstead Mortgage Corp.                                      2,832        31,917
Cascade Bancorp                                              4,071        70,550
Cash America International Inc.                              5,396        71,335
Cathay Bancorp Inc.                                          3,246       144,707
CB Bancshares Inc.                                             880        54,666
CCBT Financial Companies, Inc.                               1,690        40,374
CCC Information Services Group Inc. (a)                      3,436        49,822
Central Coast Bancorp (a)                                    1,760        29,515
Central Pacific Financial Co.                                3,472        96,174
Century Bancorp Inc. (a)                                       350        10,423
CFS Bancorp Inc.                                             3,892        54,877
Charter Financial Corp.                                        800        22,600
Charter Municipal Mortgage Acceptance Co.                    8,557       162,669
Chateau Communities Inc.                                     5,231       154,785
Chemical Financial Corp.                                     5,367       159,937
Chittenden Corp.                                             8,574       234,499
Citizens Banking Corp.                                       8,287       221,843
Citizens First Bancorp Inc.                                  2,588        56,522
Citizens Inc. (a)                                            4,743        34,482
Citizens South Banking Corp. (a)                             1,365        18,073
City Bank                                                    2,509        67,894
City Holding Corp.                                           3,800       111,226
Clark Inc. (a)                                               3,570        42,661
CNA Surety Corp. (a)                                         2,515        24,773
CNB Financial Corp.                                            318        14,304
Coastal Bancorp Inc.                                         1,805        51,298
Coastal Financial Corp.                                      3,016        38,937
CoBiz Inc.                                                   2,347        31,778
Colonial Properties Trust                                    3,679       129,464
Columbia Bancorp                                             1,692        40,608
Columbia Banking Systems Inc.                                2,931        52,494
Commerce Group Inc.                                          5,707       206,593
Commercial Capital Bancorp (a)                                 829        12,725
Commercial Federal Corp.                                    10,715       227,158
Commercial Net Lease Realty Inc.                             7,448       128,404
Community Bank System Inc.                                   3,383       128,554
Community Banks Inc.                                         2,094        62,276

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Financial Services (Cont.)
Community First Bankshares Inc.                                 8,705   $237,646
Community Trust Bancorp Inc.                                    2,651     69,297
CompuCredit Corp. (a)                                           3,180     38,637
Connecticut Bancshares Inc.                                     2,571    100,912
Consolidated-Tomoka Land Co.                                      774     19,443
Cornerstone Realty Income Trust Inc.                            9,718     71,039
Corporate Office Properties                                     5,426     91,862
Correctional Properties Trust                                   2,700     75,600
Corrections Corporation of America (a)                          7,727    195,725
Corus Bankshares Inc.                                           2,275    110,178
Crawford & Co. Class B                                          6,408     31,463
Credit Acceptance Corp. (a)                                     4,528     45,688
CRIMI MAE Inc. (a)                                              3,086     33,792
Crown American Realty Trust                                     4,799     51,541
CVB Financial Corp.                                             6,970    136,054
Delphi Financial Group Inc.                                     3,185    149,058
Dime Community Bancshares                                       4,968    126,436
DVI Inc. (a)                                                    2,522     11,778
E-LOAN Inc. (a)                                                10,122     59,011
East West Bancorp Inc.                                          5,483    198,156
Eastern Virginia Bankshares Inc. (a)                            1,097     25,132
EastGroup Properties Inc.                                       3,683     99,441
eFunds Corp. (a)                                                9,800    112,994
Electro Rent Corp. (a)                                          2,786     30,033
Entertainment Properties Trust                                  4,325    124,344
Equity Inns Inc.                                                7,744     53,434
Equity One Inc.                                                 4,412     72,357
ESB Financial Corp.                                               770     10,395
Essex Property Trust Inc.                                       3,648    208,848
Euronet Worldwide Inc. (a)                                      3,100     33,511
EverTrust Financial Group Inc.                                    596     13,702
Exchange National Bancshares Inc.                                 180     10,022
F&M Bancorp                                                     2,897    142,880
Farmers Capital Bank Corp.                                      1,697     54,185
FBL Financial Group Inc.                                        2,014     40,582
Federal Agriculture Mortgage Corp. (a)                          1,830     40,900
FelCor Lodging Trust Inc.                                       9,900     77,715
FFLC Bancorp Inc. (a)                                             585     15,187
Fidelity Bankshares Inc.                                        3,930     87,639
Financial Federal Corp. (a)                                     3,865     94,306
Financial Industries Corp. (a)                                  1,600     23,584
Financial Institutions Inc.                                     2,202     51,747
First Albany Companies Inc.                                       921     11,448
First Bancorp North Carolina                                    1,590     41,197
First Bell Bancorp Inc.                                           619     15,884
First Busey Corp.                                               1,947     47,195
First Charter Corp.                                             6,516    113,378
First Citizens Banc Corp. (a)                                   1,264     32,725
First Citizens Bancshares Inc.                                  1,216    122,621
First Commonwealth Financial Corp.                             12,307    159,499
First Community Bancorp CA                                      2,566     79,982
First Community Bancshares                                      2,256     79,637
First Essex Bancorp Inc.                                        1,693     79,808
First Federal Capital Corp.                                     3,911   $ 77,633
First Financial Bancorp                                         7,536    120,576
First Financial Bankshares Inc.                                 3,288    110,017
First Financial Corp.                                           1,474     77,975
First Financial Holdings Inc.                                   3,007     81,309
First Indiana Corp.                                             2,716     46,498
First Industrial Realty Trust Inc. (a)                          7,531    237,980
First M & F Corp.                                                 669     21,890
First Merchants Corp.                                           3,047     74,073
First National Corp.                                            1,760     43,402
First Niagara Financial Group                                  14,329    200,033
First Oak Brook Bancshares                                      1,000     32,990
First Of Long Island Corp.                                        501     19,990
First Place Financial Corp.                                     2,670     46,244
First Republic Bank (a)                                         3,542     94,217
First Sentinel Bancorp Inc.                                     5,620     89,751
First South Bancorp Inc.                                          700     23,282
First State Bancorporation                                      1,499     41,237
Firstbank Corp.                                                   323      9,813
Firstfed America Bancorp Inc.                                   1,679     57,925
Firstfed Financial Corp. (a)                                    4,274    150,829
Flagstar Bancorp Inc.                                           6,187    151,272
FloridaFirst Bancorp Inc. (a)                                     559     13,338
Flushing Financial Corp.                                        2,580     57,199
FNB Corp.                                                         412     10,226
FNB Corp. Virginia                                              1,400     37,898
Foothill Independent Bancorp                                      533      9,871
Franklin Financial Corp.                                          491     14,755
Fremont General Corp.                                          13,153    180,196
Frontier Financial Corp.                                        3,837    109,009
GA Financial Inc.                                               1,249     31,412
Gabelli Asset Management Inc. (a)                               2,152     77,687
Gables Residential Trust                                        5,405    163,393
GB&T Bancshares Inc. (a)                                          753     18,298
GBC Bancorp                                                     2,513     96,499
German American Bancorp                                         1,662     29,002
Getty Realty Corp.                                              3,410     76,111
Glacier Bancorp Inc.                                            3,729     91,808
Gladstone Capital Corp.                                         1,800     37,134
Glenborough Realty Trust Inc.                                   5,005     95,846
Glimcher Realty Trust                                           7,063    158,211
Gold Banc Corp. Inc.                                            7,401     77,785
Great American Financial Resources (a)                          3,591     47,078
Great Lakes REIT Inc.                                           3,395     54,320
Great Southern Bancorp Inc.                                     1,260     48,560
Greater Bay Bancorp                                            11,153    227,744
Greene County Bancshares Inc.                                     474     10,025
Hancock Holding Co.                                             3,018    142,027
Hanmi Financial Corp.                                           1,900     33,193
Harbor Florida Bancshares Inc.                                  4,463    106,933
Harleysville Group Inc.                                         6,504    149,722
Harleysville National Corp.                                     4,013    108,592
Hawthorne Financial Corp. (a)                                   1,597     55,352

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Financial Services (Cont.)
Health Care REIT Inc.                                           8,657   $264,038
Heartland Financial USA Inc. (a)                                1,050     33,810
Heritage Commerce Corp. (a)                                     1,020     12,434
Heritage Financial Corp. (a)                                      986     21,120
Heritage Property Investment Trust Inc.                         3,600     97,488
Highwoods Properties Inc. (a)                                   9,994    222,866
Hilb Rogal & Hamilton Co.                                       6,793    231,234
Home Properties of New York Inc.                                5,857    206,401
Horace Mann Educators Corp.                                     7,916    127,685
Hudson River Bancorp Inc.                                       3,330     92,974
Humboldt Bancorp                                                3,176     47,513
Iberiabank Corp.                                                1,310     63,928
IBT Bancorp Inc. (a)                                              459     22,945
idine Rewards Network Inc. (a)                                  5,205     71,517
IMPAC Mortgage Holdings Inc.                                   13,567    226,433
Independent Bank Corp. Mass.                                    4,017    103,197
Independent Bank Corp. Mich.                                    2,535     57,266
Infinity Property and Casualty Corp. (a)                        2,129     50,330
Innkeepers USA Trust                                            5,795     39,406
Insignia Financial Group Inc. (a)                               4,274     47,484
Integra Bank Corp.                                              3,758     64,675
Intelidata Technologies Corp. (a)                               9,324     28,531
InterCept Inc. (a)                                              4,020     33,607
Interchange Financial Services Corp.                            2,515     49,344
Investment Technology Group Inc. (a)                           10,245    190,557
Investors Real Estate Trust                                     5,800     62,582
Irwin Financial Corp.                                           3,797     98,342
ITLA Capital Corp. (a)                                            900     36,387
Jones Lang LaSalle Inc. (a)                                     6,787    107,235
Kansas City Life Insurance Co.                                  1,106     47,381
Keystone Property Trust                                         3,780     69,968
Kilroy Realty Corp.                                             7,066    194,315
Klamath First Bancorp Inc. (a)                                  1,054     17,728
Knight Trading Group Inc. (a)                                  17,000    105,740
Koger Equity Inc.                                               5,912    101,864
Kramont Realty Trust                                            4,206     69,399
Lakeland Bancorp Inc.                                           2,625     41,947
Lakeland Financial Corp.                                        1,200     36,456
LandAmerica Financial Group Inc.                                4,460    211,850
LaSalle Hotel Properties                                        4,152     61,367
Lexington Corporate Properties Trust                            5,948    105,280
Local Financial Corp. (a)                                       4,830     69,745
LSB Bancshares Inc.                                             1,900     32,889
LTC Properties Inc. (a)                                         1,760     16,808
Macatawa Bank Corp.                                             1,423     34,280
MAF Bancorp Inc.                                                4,159    154,174
Main Street Banks Inc.                                          2,715     68,689
MainSource Financial Group Inc.                                 1,365     33,265
Manufactured Home Communities Inc.                              3,625    127,274
MASSBANK Corp.                                                  1,258     45,502
MB Financial Inc.                                               2,667    106,787
MBT Financial Corp. (a)                                         1,724     30,170
MCG Capital Corp.                                               5,254     76,183
McGrath Rentcorp                                                2,113   $ 56,502
Medallion Financial Corp.                                       1,687     11,826
Mercantile Bank Corp. (a)                                         938     26,789
Merchants Bancshares Inc. (a)                                     390     10,140
Meristar Hospitality Corp. Inc.                                 9,660     49,652
Metris Companies Inc. (a)                                       6,600     36,630
MFA Mortgage Investments Inc.                                   9,900     99,396
Mid-America Apartment Communities Inc.                          4,008    108,256
Mid-Atlantic Realty Trust                                       4,396     92,052
Mid-State Bancshares                                            5,104    100,804
Midwest Banc Holdings Inc.                                      1,965     38,160
Mission West Properties                                         2,910     33,087
MutualFirst Financial Inc. (a)                                    636     14,851
Nara Bancorp Inc. (a)                                           1,626     30,894
NASB Financial Inc. (a)                                           464     13,456
National Bankshares Inc. (a)                                      786     30,898
National Health Investors Inc.                                  5,323     98,156
National Penn Bancshares Inc.                                   4,205    118,076
National Processing Inc. (a)                                    1,373     22,078
National Western Life Insurance Co. (a)                           400     44,172
Nationwide Health Properties Inc.                              10,987    175,023
NBC Capital Corp.                                               1,533     38,785
NBT Bancorp Inc.                                                6,290    121,711
NCO Group Inc. (a)                                              4,229     75,741
Netbanc Inc.                                                   10,813    142,299
New Century Financial Corp.                                     3,900    170,235
Newcastle Investment Corp. (a)                                  4,369     85,545
Northern States Financial Corp. (a)                               654     18,613
Northwest Bancorp Inc.                                          2,588     41,408
Novastar Financial Inc.                                         2,500    149,375
Oak Hill Financial Inc. (a)                                       396      9,912
Oceanfirst Financial Corp.                                      3,690     90,147
Ocwen Financial Corp. (a)                                       7,425     33,710
Ohio Casualty Corp. (a)                                        11,556    152,308
Old Point Financial Corp. (a)                                     644     18,869
Old Second Bancorp Inc.                                         1,630     69,845
Omega Financial Corp.                                           1,800     61,560
Omega Healthcare Investors Inc. (a)                             3,500     18,375
Oneida Financial Corp. (a)                                        576     12,897
Oriental Financial Group Inc. ADR                               3,861     99,189
PAB Bankshares Inc. (a)                                         1,569     20,381
Pacific Capital Bancorp                                         7,785    272,864
Pacific Northwest Bancorp                                       3,961    137,684
Pacific Union Bank                                              2,500     33,475
Parkvale Financial Corp.                                        1,100     27,038
Parkway Properties Inc.                                         2,880    121,104
Partners Trust Financial Group Inc.                             1,600     30,528
Patriot Bank Corp. (a)                                          1,158     20,832
Peapack-Gladstone Financial Corp.                               1,400     44,842
Penn-America Group Inc. (a)                                     1,789     20,126
Pennfed Financial Services Inc.                                 1,290     35,798
PennRock Financial Services Corp.                               1,899     51,292

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Financial Services (Cont.)
Penns Woods Bancorp Inc. (a)                                      279   $ 11,749
Pennsylvania Real Estate
   Investment Trust                                             3,688    110,456
Peoples Bancorp Inc.                                            2,443     61,735
Peoples Holdings Co.                                            1,331     58,897
PFF Bancorp Inc.                                                2,885    111,505
Philadelphia Consolidated Holding Corp. (a)                     3,460    139,784
Phoenix Co. Inc. (a)                                           20,604    186,054
PICO Holdings Inc. (a)                                          2,922     37,986
PMA Capital Corp.                                               5,628     70,744
Port Financial Corp.                                            1,300     70,044
Portfolio Recovery Associates Inc. (a)                          2,323     72,454
Post Properties Inc.                                            7,706    204,209
Prentiss Properties Trust                                       6,514    195,355
Presidential Life Corp.                                         4,156     58,641
PRG-Schultz International Inc. (a)                              8,417     49,660
PrivateBancorp Inc.                                             1,800     49,086
ProAssurance Corp. (a)                                          5,058    136,515
Prosperity Banchares Inc.                                       2,400     46,200
Provident Bankshares Corp.                                      5,604    142,398
Provident Financial Holdings Inc. (a)                             335      9,829
Provident Financial Services Inc. (a)                           9,726    185,280
PS Business Parks Inc.                                          3,459    122,103
Quaker City Bancorp Inc. (a)                                    1,416     58,127
R&G Financial Corp. ADR                                         3,833    113,840
Rait Investment Trust                                           4,400    116,600
Ramco-Gershenson Properties Trust                               2,278     53,077
Reading International Inc. (a)                                  1,724      9,568
Reckson Associates Realty Corp. (a)                             9,330    194,624
Redwood Trust Inc.                                              2,680    106,959
Republic Bancorp Inc.                                          10,980    147,352
Republic Bancorp Inc. Kentucky                                  1,200     17,796
Republic Bancshares Inc.                                        1,875     46,894
Resource America Inc.                                           2,640     27,324
Resource Bankshares Corp. (a)                                     559     19,140
RFS Hotel Investors Inc.                                        7,230     89,074
Riggs National Corp.                                            3,177     48,354
RLI Corp.                                                       3,600    118,440
S&T Bancorp Inc.                                                5,573    152,867
Safty Insurance Group Inc. (a)                                  1,137     16,703
Sanders Morris Harris Group Inc. (a)                            1,064      9,523
Sandy Springs Bancorp Inc.                                      2,977     94,073
Santander Bancorp ADR                                           1,694     27,714
Saul Centers Inc.                                               2,362     60,467
Saxon Capital Inc. (a)                                          6,704    116,516
Seacoast Banking Corp. of Florida                               2,700     46,008
Seacoast Financial Services Corp.                               5,523    109,355
Second Bancorp Inc.                                             1,900     49,020
Security Bank Corp. (a)                                           296     10,304
Selective Insurance Group Inc.                                  5,659    141,758
Senior Housing Properties Trust                                 9,330    126,515
Shore Bancshares Inc. (a)                                       1,241     38,161
Silicon Valley Bancshares (a)                                   6,922   $164,813
Simmons First National Corp.                                    2,940     58,829
Sizeler Property Investors Inc. (a)                             1,292     13,243
SL Green Realty Corp.                                           5,860    204,455
Sotheby's Holdings Inc. (a)                                    11,637     86,579
Sound Federal Bancorp (a)                                       1,934     26,283
Soundview Technology Group Inc. (a)                             3,180     32,182
South Financial Group Inc.                                      9,586    223,641
Southern Financial Bancorp                                        633     19,344
Southside Bancshares Inc. (a)                                     863     15,482
Southwest Bancorp Inc.                                          1,644     45,062
Southwest Bancorporation of Texas Inc. (a)                      6,715    218,305
Sovran Self Storage Inc.                                        3,382    106,533
St. Francis Capital Corp.                                       1,965     57,123
State Auto Financial Corp.                                      2,612     58,639
State Bancorp Inc.                                              2,358     46,146
State Financial Services Corp. (a)                                750     16,605
Staten Island Bancorp Inc.                                     11,790    229,669
Sterling Bancorp                                                2,881     80,351
Sterling Bancshares Inc.                                        8,030    105,032
Sterling Financial Corp. PA (a)                                 2,750     66,990
Sterling Financial Corp. WA                                     3,550     82,538
Stewart Information Services Corp. (a)                          3,540     98,589
Suffolk Bancorp                                                 2,500     80,500
Summit Bancshares Inc.                                          1,200     28,176
Summit Properties Inc.                                          5,268    108,784
Sun Bancorp Inc.                                                1,200     24,216
Sun Bancorp Inc. (a)                                              682     13,572
Sun Communities Inc.                                            3,916    153,899
Superior Financial Corp.                                        2,026     48,624
Susquehanna Bancshares Inc.                                     8,772    204,826
SWS Group Inc.                                                  3,023     60,913
SY Bancorp Inc.                                                 1,571     55,566
Tanger Factory Outlet Centers Inc.                              1,870     61,860
Tarragon Realty Investors Inc. (a)                                685      9,987
Taubman Centers Inc.                                            5,943    113,868
TeirOne Corp. (a)                                               4,233     82,417
Texas Regional Bancshares Inc.                                  5,099    176,935
The Midland Co.                                                 1,858     41,266
Tompkins Trustco Inc.                                           1,763     78,718
Town & Country Trust                                            3,090     71,842
Tradestation Group Inc. (a)                                     4,016     41,204
Trammell Crow Co. (a)                                           6,178     65,549
Triad Guaranty Inc. (a)                                         1,976     74,989
TriCo Bancshares                                                1,200     30,516
Troy Financial Corp.                                            2,113     57,368
Trust Co. of New Jersey                                         3,893    117,958
Trustco Bank Corp.                                             15,008    166,289
U.S.I. Holdings Corp.                                           4,268     50,192
UCBH Holdings Inc.                                              8,064    231,276
UICI (a)                                                        8,123    122,414
UMB Financial Corp.                                             3,444    146,026

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (Cont.)

Financial Services (Cont.)
Umpqua Holdings Corp.                                        5,653   $   107,350
Union Bankshares Corp.                                       1,700        48,059
United Community Banks Inc.                                  3,905        97,547
United Community Financial Corp.                             6,815        62,971
United Fire & Casualty Co.                                   1,360        44,186
United Mobile Homes Inc.                                     1,090        16,524
United National Bancorp                                      3,764       103,849
United Rentals Inc. (a)                                     11,181       155,304
United Security Bancshares                                     753        16,370
United Security Bancshares Inc.                                732        33,057
Universal American Financial Corp. (a)                       6,500        41,405
Universal Health Realty Inc.                                 3,310        89,370
Unizan Financial Corp.                                       5,012        88,061
Urstadt Biddle Properties Inc. Class A                       3,608        46,399
US Restaurant Properties Inc.                                5,010        78,657
USB Holding Co. Inc.                                         3,121        55,398
Ventas Inc.                                                 14,973       226,841
Virginia Commerce Bancorp Inc. (a)                             515        10,048
Virginia Financial Group Inc.                                1,600        44,800
W Holding Co. Inc. ADR                                       9,363       158,422
Warwick Community Bancorp Inc.                                 900        26,325
Washington Real Estate
   Investment Trust                                          8,015       218,008
Washington Trust Bancorp Inc.                                2,810        64,602
Wayne Bancorp Inc.                                           1,386        42,190
Waypoint Financial Corp.                                     8,010       144,500
Wesbanco Inc.                                                4,478       108,815
West Bancorporation Inc. (a)                                 1,803        32,147
West Coast Bancorp Oregon                                    3,410        62,062
Westcorp Inc.                                                2,873        80,444
Western Sierra Bancorp (a)                                     334        11,112
Westfield Financial Inc.                                     1,364        25,657
WFS Financial Inc. (a)                                       2,410        80,759
Willow Grove Bancorp Inc.                                    1,707        28,968
WilTel Communications Group Inc. (a)                         5,063        74,629
Winston Hotels Inc.                                          3,550        29,004
Wintrust Financial Corp.                                     3,680       108,928
World Acceptance Corp. (a)                                   2,888        47,017
WSFS Financial Corp.                                         1,900        72,960
Yadkin Valley Bank & Trust Co. (a)                             602         9,584
Yardville National Bancorp                                   1,944        37,908
Zenith National Insurance Corp.                              2,574        73,359
                                                                     -----------
                                                                      35,502,033
                                                                     -----------
Health Care (12.7%)
AaiPharma Inc. (a)                                           3,885        77,234
Abgenix Inc. (a)                                            19,119       200,558
Able Laboratories Inc. (a)                                   2,915        57,717
Accredo Health Inc. (a)                                     10,466       228,159
Aclara Biosciences Inc. (a)                                  2,445        10,342
Adolor Corp. (a)                                             7,410        90,921
Advanced Medical Optics Inc. (a)                             6,088       103,800
Advanced Neuromodulation System
   Inc. (a)                                                  2,611   $   135,171
Aksys Ltd. (a)                                               6,192        80,186
Alaris Medical Inc. (a)                                      3,775        48,886
Albany Molecular Research Inc. (a)                           5,305        80,105
Alexion Pharmaceuticals Inc. (a)                             5,157        87,927
Align Technology Inc. (a)                                   10,159       127,495
Alkermes Inc. (a)                                           12,000       129,000
Alliance Imaging Inc. (a)                                    2,500        11,000
Allscripts Healthcare Solution (a)                           5,930        21,763
Alpharma Inc.                                                8,097       174,895
Alteon Inc. (a)                                              6,524        31,641
American Healthways Inc. (a)                                 2,815       101,678
American Medical Security Group
   Inc. (a)                                                  2,441        46,623
American Medical Systems Holdings
   Inc. (a)                                                  6,030       101,726
Amerigroup Corp. (a)                                         4,344       161,597
AMN Healthcare Services Inc. (a)                             3,578        45,441
Amsurg Corp. (a)                                             4,050       123,525
Antigenics Inc. (a)                                          4,340        49,997
Aphton Corp. (a)                                             4,861        40,055
Applied Biosystems Group (a)                                15,951       164,614
Arena Pharmaceuticals Inc. (a)                               5,640        37,450
Ariad Pharmaceuticals Inc. (a)                               8,277        37,164
Arrow International Inc.                                     1,965        86,755
Arthrocare Corp. (a)                                         5,070        84,973
Aspect Medical Systems Inc. (a)                              1,431        10,561
AtheroGenics Inc. (a)                                        7,762       115,887
Atrix Laboratories Inc. (a)                                  5,565       122,374
Avant Immunotherapeutics Inc. (a)                            8,412        25,068
AVI Biopharma Inc. (a)                                       4,216        25,844
Bentley Pharmaceuticals Inc. (a)                             3,400        44,710
Beverly Enterprises Inc. (a)                                20,759        72,656
Biolase Technology Inc. (a)                                  4,173        44,776
BioMarin Pharmaceutical Inc. (a)                            13,214       128,969
Biopure Corp. (a)                                            6,813        41,627
BioReliance Corp. (a)                                          700        14,840
Biosite Inc. (a)                                             2,552       122,751
Bone Care International Inc. (a)                             2,600        36,140
Bradley Pharmaceuticals Inc. (a)                             1,800        29,700
Bruker Daltonics Inc. (a)                                    7,785        41,494
Cambrex Corp.                                                4,833       111,256
Candela Corp. (a)                                            1,457        16,785
Cantel Medical Corp. (a)                                     1,400        18,788
Cardiac Science Inc. (a)                                    11,800        31,624
Cardiodynamics International Corp. (a)                       6,800        23,188
Cell Genesys Inc. (a)                                        7,260        62,726
Cell Therapeutics Inc. (a)                                   7,800        75,894
Centene Corp. (a)                                            2,105        81,884
Cepheid Inc. (a)                                             4,900        24,206
Cerner Corp. (a)                                             6,044       138,710
Cerus Corp. (a)                                              2,800        21,084

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Health Care (Cont.)
Cholestech Corp. (a)                                            2,500   $ 24,675
Chronimed Inc. (a)                                              2,386     23,454
Cima Laboratories Inc. (a)                                      3,330     89,544
Ciphergen Biosystems Inc. (a)                                   4,770     48,893
Closure Medical Corp. (a)                                       1,836     34,664
Cobalt Corp. (a)                                                3,677     75,562
Collagenex Pharmaceuticals (a)                                  1,177     15,807
Columbia Laboratories Inc. (a)                                  6,649     74,801
Computer Programs & Systems Inc.                                1,713     34,277
Conceptus Inc. (a)                                              3,900     54,795
Conmed Corp. (a)                                                5,957    108,775
Connetics Corp. (a)                                             6,470     96,856
Cooper Companies Inc. (a)                                       6,659    231,533
Corixa Corp. (a)                                               10,941     84,574
Corvel Corp. (a)                                                1,400     50,400
Covance Inc. (a)                                               13,720    248,332
CryoLife Inc. (a)                                               3,450     35,708
CTI Molecular Imaging Inc. (a)                                  4,929     93,207
Cubist Pharmaceuticals Inc. (a)                                 6,600     70,356
CuraGen Corp. (a)                                               8,700     48,285
Curative Health Services Inc. (a)                               2,200     37,400
CV Therapeutics Inc. (a)                                        6,764    200,620
Cyberonics Inc. (a)                                             4,996    107,464
Cytyc Corp. (a)                                                24,252    255,131
D&K Healthcare Resources Inc.                                   2,700     43,578
Dade Behring Holdings Inc. (a)                                  7,490    172,045
Datascope Inc.                                                  2,422     71,522
deCODE genetics Inc. (a)                                        6,700     20,904
Dendreon Corp. (a)                                              1,531      9,094
Diagnostic Products Corp. (a)                                   3,963    162,681
Digene Corp. (a)                                                2,750     74,882
Discovery Laboratories Inc. (a)                                 8,446     53,717
Diversa Corp. (a)                                               5,480     53,868
DJ Orthopedics Inc. (a)                                         1,698     18,610
Dov Pharmaceutical Inc. (a)                                     2,538     29,187
Durect Corp. (a)                                                5,070     12,219
Dynacq International Inc. (a)                                   1,090     18,312
Eclipsys Corp. (a)                                              9,820    102,521
Encysive Pharmaceuticals Inc. (a)                               7,890     37,872
Enzo Biochem Inc. (a)                                           5,485    118,037
Enzon Pharmaceuticals Inc. (a)                                  9,300    116,436
Epix Medical Inc. (a)                                           3,214     45,478
eResearch Technology Inc. (a)                                   4,039     89,504
Esperion Therapeutics Inc. (a)                                  6,568    128,667
Exact Sciences Corp. (a)                                        3,218     35,269
Exactech Inc. (a)                                                 999     14,386
Exelixis Inc. (a)                                              10,694     74,216
First Horizon Pharmaceutical Corp. (a)                          4,695     18,545
Gen-Probe Inc. (a)                                              5,065    207,007
Gene Logic Inc. (a)                                             7,745     46,238
Genecor International Inc. (a)                                  1,650     27,176
Genesis Health Ventures Inc. (a)                                6,200    109,430
Genta Inc. (a)                                                 10,383    138,302
Gentiva Health Services Inc. (a)                                4,750   $ 42,750
Geron Corp. (a)                                                 6,639     48,863
GTC Biotherapeutics Inc. (a)                                    3,145     10,787
Guilford Pharmaceuticals Inc. (a)                               5,952     27,022
Haemonetics Corp. (a)                                           4,095     76,576
Hanger Orthopedic Group Inc. (a)                                4,200     48,090
Healthcare Services Group Inc. (a)                              2,100     29,673
HealthExtras Inc. (a)                                           3,300     25,806
Hi-Tech Pharmacal Co. (a)                                         870     35,383
Hollis-Eden Pharmaceuticals (a)                                 1,592     20,107
Hologic Inc. (a)                                                4,100     54,038
Hooper Holmes Inc.                                             11,274     72,605
i-STAT Corp. (a)                                                2,632     23,662
ICU Medical Inc. (a)                                            2,265     70,555
IDX Systems Corp. (a)                                           4,140     64,253
IGEN International Inc. (a)                                     3,888    122,083
ILEX Oncology Inc. (a)                                          7,220    140,140
Immucor Inc. (a)                                                2,411     52,536
Immunogen Inc. (a)                                              9,200     39,284
Immunomedics Inc. (a)                                           9,940     62,721
IMPAC Medical Systems Inc. (a)                                  1,301     27,165
Impath Inc. (a)                                                 3,728     52,714
Impax Laboratories Inc. (a)                                     6,368     76,352
Inamed Corp. (a)                                                3,866    207,566
Incyte Pharmaceuticals Inc. (a)                                15,100     70,064
Indevus Pharmaceuticals Inc. (a)                                8,562     53,427
Inspire Pharmaceuticals Inc. (a)                                6,063     65,480
Integra Lifesciences Corp. (a)                                  4,654    122,773
Intermune Inc. (a)                                              6,420    103,426
Interpore International Inc. (a)                                3,700     47,101
Intuitive Surgical Inc. (a)                                     5,970     45,253
Invacare Corp.                                                  5,671    187,143
Inveresk Research Group Inc. (a)                                5,700    102,543
Inverness Medical Innovation (a)                                3,115     60,119
ISIS Pharmaceuticals Inc. (a)                                  10,157     53,832
Kensey Nash Corp. (a)                                           1,500     39,000
Kindred Healthcare Inc. (a)                                     2,600     46,384
KOS Pharmaceuticals Inc. (a)                                    2,308     54,169
Kosan Biosciences Inc. (a)                                      3,290     19,411
KV Pharmaceutical Co. (a)                                       5,200    144,560
Kyphon Inc. (a)                                                 3,659     55,324
La Jolla Pharmaceutical Co. (a)                                 8,830     28,874
LabOne Inc. (a)                                                 1,661     35,811
Landauer Inc.                                                   1,624     67,932
Laserscope (a)                                                  2,693     21,517
Lexicon Genetics Inc. (a)                                       7,570     50,795
Lifepoint Hospitals Inc. (a)                                    7,729    161,845
Ligand Pharmaceuticals Inc. (a)                                13,138    178,545
Luminex Corp. (a)                                               3,880     20,021
Martek Biosciences Corp. (a)                                    4,928    211,608
Matria Healthcare Inc. (a)                                      1,798     31,735
Maxygen Inc. (a)                                                6,920     75,912
Medarex Inc. (a)                                               16,282    107,298

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares    Value
                                                               ------   --------

Common Stocks (Cont.)

Health Care (Cont.)
Medical Action Industries Inc. (a)                              1,032   $ 16,853
Medicines Co. (a)                                               8,862    174,493
Medquist Inc. (a)                                               2,397     48,515
Mentor Corp.                                                    8,690    168,412
Merit Medical Systems Inc. (a)                                  2,500     49,950
MGI Pharma Inc. (a)                                             6,511    166,877
MIM Corp. (a)                                                   4,900     31,997
Molecular Devices Corp. (a)                                     3,214     51,135
Myriad Genetics Inc. (a)                                        7,203     98,033
Nabi Biopharmaceuticals (a)                                     7,870     53,988
National Healthcare Corp. (a)                                   1,800     35,424
Nature's Sunshine Products Inc.                                 2,600     20,826
NBTY Inc. (a)                                                  10,859    228,691
NDCHealth Corp.                                                 8,497    155,920
Nektar Therapeutics (a)                                        11,400    105,222
Neopharm Inc. (a)                                               3,095     42,866
Neose Technologies Inc. (a)                                     2,900     29,029
Noven Pharmaceuticals Inc. (a)                                  5,100     52,224
Novoste Corp. (a)                                               2,424     14,544
NPS Pharmaceuticals Inc. (a)                                    7,082    172,376
Ocular Sciences Inc. (a)                                        3,531     70,090
Odyssey Healthcare Inc. (a)                                     4,453    164,761
Omnicell Inc. (a)                                               3,100     31,744
Onyx Pharmaceuticals Inc. (a)                                   5,535     68,247
Option Care Inc. (a)                                            2,737     31,558
Orasure Technologies (a)                                        6,467     48,244
Orthodontic Centers of America Inc. (a)                        10,148     81,285
Orthologic Corp. (a)                                            7,000     32,130
OSI Pharmaceuticals Inc. (a)                                    9,070    292,145
Osteotech Inc. (a)                                              3,237     43,991
Owens & Minor Inc.                                              7,572    169,234
Pain Therapeutics Inc. (a)                                      4,110     26,551
Palatin Technologies Inc. (a)                                   7,005     22,346
Parexel International Corp. (a)                                 5,242     73,126
Pediatrix Medical Group Inc. (a)                                5,300    188,945
Penwest Pharmaceutical (a)                                      4,153    101,209
Per-Se Technologies Inc. (a)                                    6,517     73,186
Peregrine Pharmaceuticals Inc. (a)                             19,930     29,696
Perrigo Co.                                                    12,712    198,816
Pharmacopeia Inc. (a)                                           5,500     45,375
PolyMedica Corp.                                                2,490    114,017
Possis Medical Inc. (a)                                         4,100     56,252
Pozen Inc. (a)                                                  4,823     52,957
PracticeWorks Inc. (a)                                          4,048     78,126
Praecis Pharmaceuticals Inc. (a)                                9,000     44,100
Priority Healthcare Corp. (a)                                   6,917    128,310
Progenics Pharmaceuticals Inc. (a)                              2,420     36,445
Province Healthcare Co. (a)                                    10,210    113,025
PSS World Medical Inc. (a)                                     15,111     86,888
Quidel Corp. (a)                                                5,500     34,210
Regeneration Technologies Inc. (a)                              4,050     53,824
Regeneron Pharmaceutical Inc. (a)                               7,621    120,031
RehabCare Group Inc. (a)                                        3,760     55,084
Repligen Corp. (a)                                              4,177   $ 21,637
Retractable Technologies Inc. (a)                               1,796     15,248
Ribapharm Inc. (a)                                              5,759     37,146
Salix Pharmaceuticals Ltd. (a)                                  4,300     45,107
Sangstat Medical Corp. (a)                                      5,876     76,917
Savient Pharmaceuticals Inc. (a)                               11,918     55,300
SciClone Pharmaceuticals Inc. (a)                               7,853     67,222
Seattle Genetics Inc/ WA (a)                                    3,400     17,510
Select Medical Corp. (a)                                        4,904    121,766
Serologicals Corp. (a)                                          4,840     65,969
SFBC International Inc. (a)                                     1,201     21,738
Sierra Health Services Inc. (a)                                 5,230    104,600
Sirna Therapeutics Inc. (a)                                     1,412     12,440
Sola International Inc. (a)                                     5,210     90,654
SonoSite Inc. (a)                                               3,000     59,850
Specialty Laboratories (a)                                      2,100     21,525
STAAR Surgical Co. (a)                                          3,945     45,762
Sunrise Senior Living Inc. (a)                                  4,034     90,281
Supergen Inc. (a)                                               5,928     32,011
Surmodics Inc. (a)                                              3,050     93,025
Sybron Dental Specialties Inc. (a)                              8,220    193,992
Synovis Life Technologies Inc. (a)                              1,768     34,900
Tanox Inc. (a)                                                  5,970     95,818
Techne Corp. (a)                                                8,700    263,958
Telik Inc. (a)                                                  6,684    107,412
Theragenics Corp. (a)                                           6,179     26,570
Therasense Inc. (a)                                             4,700     47,000
Third Wave Technologies (a)                                     2,066      9,297
Thoratec Corp. (a)                                             10,440    155,556
Transkaryotic Therapies Inc. (a)                                6,164     71,133
Trimeris Inc. (a)                                               3,308    151,109
Tripath Imaging Inc. (a)                                        4,210     28,754
Tularik Inc. (a)                                                9,645     95,871
United Surgical Partners Inc. (a)                               3,400     76,806
United Therapeutics Corp. (a)                                   3,700     80,586
US Oncology Inc. (a)                                           17,603    130,086
US Physical Therapy Inc. (a)                                    2,784     35,580
VCA Antech Inc. (a)                                             5,550    108,613
Ventana Medical Systems Inc. (a)                                2,766     75,180
Vertex Pharmaceuticals Inc. (a)                                16,181    236,243
Viasys Healthcare Inc. (a)                                      6,438    133,267
Vicuron Pharmaceuticals Inc. (a)                                8,413    119,296
VistaCare Inc. (a)                                              2,298     55,864
VISX Inc. (a)                                                   9,819    170,360
Vital Images Inc. (a)                                           2,013     36,999
Vital Signs Inc.                                                1,233     32,009
VitalWorks Inc. (a)                                             7,700     30,415
Vivus Inc. (a)                                                  7,000     35,980
West Pharmaceutical Services Inc.                               2,716     66,542
Wright Medical Group, Inc. (a)                                  3,300     62,700
Young Innovations Inc. (a)                                        630     17,955
Zoll Medical Corp. (a)                                          1,800     60,408

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Health Care (Cont.)
ZymoGenetics Inc. (a)                                        1,900   $    22,116
                                                                     -----------
                                                                      20,596,795
                                                                     -----------
Materials & Processes (7.2%)
A Schulman Inc.                                              8,084       129,829
AAON Inc. (a)                                                2,100        38,892
Aceto Corp. (a)                                              1,709        31,787
Acuity Brands Inc.                                           8,800       159,896
AK Steel Holding Corp. (a)                                  19,347        70,036
Albemarle Corp. (a)                                          6,300       176,211
Alico Inc. (a)                                                 700        17,283
Allegheny Technologies Inc.                                 16,743       110,504
Amcol International Corp.                                    3,602        28,816
Ameron International Corp.                                   2,062        71,696
Ampco-Pittsburgh Corp. (a)                                     704         9,434
Apogee Enterprises Inc.                                      5,880        53,038
Arch Chemicals Inc.                                          4,734        90,419
Armor Holdings Inc. (a)                                      5,300        71,020
Barnes Group Inc.                                            3,560        77,466
Brush Engineered Materials Inc. (a)                          4,094        34,185
Buckeye Technologies Inc. (a)                                5,014        34,095
Building Materials Holding Corp.                             2,670        39,543
Cabot Microelectronics Corp. (a)                             4,224       213,185
Calgon Carbon Corp.                                          6,895        39,646
Caraustar Industries Inc. (a)                                5,462        43,751
Carpenter Technology Corp.                                   4,967        77,485
Centex Construction Products Inc.                            1,352        54,202
Century Aluminum Co. (a)                                     3,000        21,090
Ceradyne Inc. (a)                                            1,542        28,882
Chesapeake Corp.                                             3,307        72,258
Circor International                                         2,682        47,820
CLARCOR Inc.                                                 5,391       207,823
Cleveland Cliffs Inc. (a)                                    2,914        52,015
Commercial Metals Co.                                        5,504        97,916
Crompton Corp.                                              23,909       168,558
Crown Holdings Inc. (a)                                     35,927       256,519
Delta & Pine Land Co.                                        8,747       192,259
Deltic Timber Corp.                                          2,179        61,993
Dominion Homes Inc. (a)                                        550        13,118
Drew Industries Inc. (a)                                       825        15,015
Dycom Industries Inc. (a)                                   10,646       173,530
ElkCorp                                                      5,431       122,197
Emcor Group Inc. (a)                                         2,978       146,994
Encore Wire Corp. (a)                                        2,900        27,550
Energy Conversion Devices Inc. (a)                           3,400        30,940
EnPro Industries Inc. (a)                                    4,456        47,635
Ethyl Corp. (a)                                              2,972        29,571
Exult Inc. (a)                                              10,000        85,700
Ferro Corp.                                                  6,921       155,930
FMC Corp. (a)                                                7,487       169,431
Genlyte Group Inc. (a)                                       2,527        88,369
Georgia Gulf Corp.                                           5,914       117,097
Gibraltar Steel Corp.                                        1,761   $    36,065
Graftech International Ltd. (a)                             11,895        64,828
Granite Construction Inc.                                    7,838       150,176
Graphic Packaging International Corp. (a)                    4,800        21,648
Great Lakes Chemical Corp.                                   8,487       173,135
Greif Inc.                                                   3,079        70,817
Griffon Corp. (a)                                            5,621        89,936
Gundle/SLT Environmental Inc. (a)                            1,234        16,807
HB Fuller Co.                                                6,860       151,057
Hecla Mining Co. (a)                                        25,439       107,607
Hercules Inc. (a)                                           18,212       180,299
Hexcel Corp. (a)                                             5,500        17,600
Hughes Supply Inc.                                           5,439       188,733
IMC Global Inc. (a)                                         20,902       140,252
Insituform Technology Inc. (a)                               5,333        94,287
Integrated Electrical Services Inc. (a)                      6,535        47,379
Intermagnetics General Corp. (a)                             3,786        75,114
Jacuzzi Brands Inc. (a)                                     15,455        81,757
Kaydon Corp.                                                 6,604       137,363
Lawson Products Inc.                                           834        22,968
Lennox International Inc.                                    9,500       122,265
Liquidmetal Technologies (a)                                 3,018        15,482
Longview Fibre Co.                                          10,196        83,607
Louisiana-Pacific Corp. (a)                                 22,996       249,277
LSI Industries Inc.                                          2,935        32,578
Lydall Inc. (a)                                              3,170        33,919
MacDermid Inc.                                               5,723       150,515
Material Sciences Corp.                                      2,700        26,190
Maverick Tube Corp. (a)                                      9,098       174,227
Medis Technologies Ltd. (a)                                  1,764        12,577
Millennium Chemicals Inc.                                   13,560       128,956
Minerals Technologies Inc.                                   3,940       191,720
Mueller Industries Inc. (a)                                  7,115       192,888
Myers Industries Inc.                                        3,641        34,589
NCI Building Systems Inc. (a)                                5,044        84,235
NL Industries Inc.                                           2,829        48,093
NN Inc.                                                      2,400        30,384
NS Group Inc. (a)                                            4,410        42,997
Octel Corp.                                                  2,150        29,885
Olin Corp.                                                  11,104       189,878
OM Group Inc. (a)                                            6,057        89,220
Omnova Solutions (a)                                         8,426        34,041
Penn Engineering & Manufacturing Corp.                       2,500        34,125
Perini Corp. (a)                                             2,050        16,298
PH Glatfelter Co.                                            5,772        85,137
PolyOne Corp. (a)                                           16,729        74,444
Pope & Talbot Inc.                                           4,000        44,200
Potlatch Corp.                                               6,678       171,958
Quaker Chemical Corp.                                        2,150        53,857
Quanex Corp.                                                 3,516       104,496
Quanta Services Inc. (a)                                    16,451       116,802

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (Cont.)

Materials & Processes (Cont.)
Reliance Steel & Aluminum Co.                                6,293   $   130,265
Rock-Tenn Co.                                                4,854        82,275
Royal Gold Inc. (a)                                          4,123        88,603
RTI International Metals Inc. (a)                            3,983        43,136
Ryerson Tull Inc.                                            4,877        42,820
Schnitzer Steel Industries Inc. Class A                      1,100        48,532
Schweitzer Mauduit International Inc.                        3,311        79,928
Shaw Group Inc. (a)                                          7,475        90,074
Silgan Holdings Inc. (a)                                     2,170        67,878
Simpson Manufacturing Co. Inc. (a)                           3,288       120,341
Solutia Inc. (a)                                            21,900        47,742
Spartech Corp.                                               4,841       102,678
SPS Technologies Inc. (a)                                    2,674        72,305
Steel Dynamics Inc. (a)                                      6,879        94,242
Stepan Co.                                                   1,373        31,030
Stillwater Mining Co. (a)                                    8,983        46,173
Symyx Technologies Inc. (a)                                  5,900        96,288
Tejon Ranch Corp. (a)                                        1,892        56,949
Texas Industries Inc.                                        5,494       130,757
Tredegar Corp.                                               6,486        97,225
Trex Co. Inc. (a)                                            1,805        70,846
Unifi Inc. (a)                                              10,474        64,939
Universal Forest Products Inc.                               2,785        58,318
URS Corp. (a)                                                4,468        86,947
USEC Inc.                                                   17,179       120,597
USG Corp. (a)                                                8,141       154,679
Valence Technology Inc. (a)                                 15,225        45,523
Valhi Inc.                                                   4,100        39,442
Valmont Industries Inc.                                      3,064        59,625
Watsco Inc.                                                  3,937        65,197
Wausau-Mosinee Paper Corp.                                   8,978       100,554
Wellman Inc.                                                 7,045        78,904
Westmoreland Coal Co. (a)                                    1,043        18,972
Wilson Greatbatch Technologies (a)                           4,830       174,363
WR Grace & Co. (a)                                          13,600        59,976
York International Corp.                                     7,793       182,356
                                                                     -----------
                                                                      11,619,776
                                                                     -----------
Oil & Gas (3.9%)
Arch Coal Inc.                                              10,035       230,604
Atwood Oceanics Inc. (a)                                     2,145        58,237
Berry Petroleum Co. Class A                                  3,305        59,325
Cabot Oil & Gas Corp.                                        6,003       165,743
Cal Dive International Inc. (a)                              8,218       179,152
Cimarex Energy Co. (a)                                       8,510       202,112
Clayton Williams Energy Inc. (a)                               723        13,347
Comstock Resources Inc. (a)                                  5,974        81,724
Denbury Resources Inc. (a)                                   7,137        95,850
Dril-Quip Inc. (a)                                           2,188        39,822
Encore Acquisition (a)                                       1,670        31,981
Energy Partners Ltd. (a)                                     4,074        47,055
Evergreen Resources Inc. (a)                                 4,334       235,380
Forest Oil Corp. (a)                                         8,558       214,977
Frontier Oil Corp.                                           6,217   $    94,498
FuelCell Energy Inc. (a)                                     7,140        58,477
Global Industries Ltd. (a)                                  13,900        66,998
Grey Wolf Inc. (a)                                          35,406       143,040
Gulf Island Fabrication Inc. (a)                             1,700        28,764
Hanover Compressor Co. (a)                                  11,313       127,837
Harvest Natural Resources Inc. (a)                           7,300        46,501
Headwaters Inc. (a)                                          5,620        82,558
Holly Corp.                                                  2,990        82,524
Horizon Offshore Inc. (a)                                    3,240        16,135
Houston Exploration Co. (a)                                  2,462        85,431
Hydril Co. (a)                                               2,680        73,030
Input/Output Inc. (a)                                        9,635        51,836
KCS Group Inc. (a)                                           7,621        41,077
Lone Star Technologies Inc. (a)                              6,469       137,013
Lufkin Industries Inc.                                       1,410        34,333
Magnum Hunter Resources Inc. (a)                            14,573       116,438
Massey Energy Corp.                                         14,500       190,675
McMoRan Exploration Co. (a)                                  2,741        30,535
Meridian Resource Corp. (a)                                  8,272        39,127
Newpark Resources Inc. (a)                                  14,995        82,173
Nuevo Energy Co. (a)                                         3,832        66,868
Oceaneering International Inc. (a)                           4,849       123,892
Oil States International Inc. (a)                            5,188        62,775
Parker Drilling Co. (a)                                     15,457        44,980
Patina Oil & Gas Corp.                                       6,828       219,520
Penn Virginia Corp.                                          2,060        88,580
Petroleum Development Corp. (a)                              1,950        17,921
Petroleum Helicopters Inc. (a)                                 903        28,490
Plains Exploration & Production Co. (a)                      8,004        86,523
Plains Resources Inc. (a)                                    5,174        73,212
Plug Power Inc. (a)                                          5,383        25,139
Prima Energy Corp. (a)                                       2,200        45,936
Quicksilver Resources Inc. (a)                               2,396        57,384
Range Resources Corp. (a)                                   10,580        66,337
Remington Oil and Gas Corp. (a)                              4,680        86,018
RPC Inc.                                                     3,405        37,455
Seacor Smit Inc. (a)                                         3,713       135,487
Southwestern Energy Co. (a)                                  7,694       115,487
Spinnaker Exploration Co. (a)                                5,974       156,519
St. Mary Land & Exploration Co.                              6,927       189,107
Stone Energy Corp. (a)                                       5,141       215,511
Superior Energy Services Inc. (a)                           10,200        96,696
Swift Energy Co. (a)                                         5,454        59,994
Tesoro Petroleum Corp. (a)                                  13,715        94,359
Tom Brown Inc. (a)                                           7,482       207,925
TransMontaigne Inc. (a)                                      3,354        21,734
Unit Corp. (a)                                               9,121       190,720
Universal Compression Holdings Inc. (a)                      3,822        79,727
Veritas DGC Inc. (a)                                         6,451        74,186
Vintage Petroleum Inc.                                      10,126       114,221

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------

Common Stocks (Cont.)

Oil & Gas (Cont.)
WH Energy Services Inc. (a)                                   4,890   $   95,257
                                                                      ----------
                                                                       6,262,269
                                                                      ----------
Technology (14.7%)
Actel Corp. (a)                                               5,898      120,909
ActivCard Corp. (a)                                           6,855       64,437
Adaptec Inc. (a)                                             22,206      172,763
Advanced Digital Information Corp. (a)                       13,240      132,268
Advent Software Inc. (a)                                      6,736      113,906
Aeroflex Inc. (a)                                            12,912       99,939
Aether Systems Inc. (a)                                       7,100       34,790
Agile Software Corp. (a)                                      9,651       93,132
Akamai Technology Inc. (a)                                   23,834      115,833
Alliance Semiconductor Corp. (a)                              6,877       33,285
Alloy Inc. (a)                                                8,117       52,355
Altiris Inc. (a)                                              2,063       41,363
American Management Systems Inc. (a)                          9,586      136,888
Analogic Corp.                                                1,596       77,821
Anaren Microwave Inc. (a)                                     5,020       47,037
Anixter International Inc. (a)                                6,704      157,075
Ansoft Corp. (a)                                                941        9,993
Ansys Inc. (a)                                                3,050       94,855
Anteon International Corp. (a)                                3,857      107,649
Applied Signal Technology Inc. (a)                            1,804       30,668
Ariba Inc. (a)                                               56,300      167,211
Artisan Components Inc. (a)                                   3,838       86,777
Ascential Software Corp. (a)                                 13,570      223,091
AsiaInfo Holdings Inc. (a)                                    7,157       58,687
Ask Jeeves Inc. (a)                                           7,961      109,464
Aspect Communications (a)                                     9,510       36,804
Aspen Technology Inc. (a)                                     7,713       37,022
AT Road Inc. (a)                                              6,150       67,158
autobytel.com inc. (a)                                        5,115       31,918
Avanex Corp. (a)                                             11,890       47,560
Avid Technology Inc. (a)                                      6,363      223,150
BEI Technologies Inc.                                         2,320       27,840
Bel Fuse Inc. Class B                                         2,100       48,090
Benchmark Electronics Inc. (a)                                5,315      163,489
Black Box Corp.                                               4,150      150,230
Borland Software Corp. (a)                                   14,951      146,071
Broadvision Inc. (a)                                          5,774       32,854
CACI International Inc. (a)                                   6,158      211,219
Catapult Communications Corp. (a)                             1,130       12,001
Centillium Communications Inc. (a)                            6,851       67,893
Checkpoint Systems Inc. (a)                                   6,764       95,711
ChipPAC Inc. (a)                                             10,280       78,848
Ciber Inc. (a)                                               11,043       77,522
Cirrus Logic Inc. (a)                                        15,200       61,104
Coherent Inc. (a)                                             7,469      178,733
Commscope Inc. (a)                                           10,780      102,410
Compucom Systems Inc. (a)                                     5,100       23,052
Computer Horizons Corp. (a)                                   6,600       29,964
Computer Network Technology (a)                               5,999   $   48,592
Comtech Telecommunications Corp. (a)                          1,787       50,465
Concord Communications Inc. (a)                               3,400       46,682
Concur Technologies Inc. (a)                                  5,409       54,469
Concurrent Computer Corp. (a)                                13,153       38,407
Conexant Stytems Inc. (a)                                    57,798      236,972
Cray Inc. (a)                                                14,025      110,797
CSG Systems International Inc. (a)                           10,951      154,738
Cubic Corp.                                                   3,230       71,771
Cyberguard Corp. (a)                                          2,462       17,480
Cymer Inc. (a)                                                7,380      232,913
Daktronics Inc. (a)                                           2,980       48,723
Datastream Systems Inc. (a)                                   3,547       37,563
Dendrite International Inc. (a)                               6,586       84,828
Digimarc Corp. (a)                                            2,800       43,960
Digital Insight Corp. (a)                                     6,300      120,015
Digital River Inc. (a)                                        5,700      110,010
Digitas Inc. (a)                                              2,265       11,234
Diodes Inc. (a)                                                 593       11,362
Ditech Communications Corp. (a)                               4,756       23,685
Documentum Inc. (a)                                          10,488      206,299
Dot Hill Systems Corp. (a)                                    5,963       78,115
Drexler Technology Corp. (a)                                  1,800       27,900
DRS Technologies Inc. (a)                                     4,726      131,950
DSP Group Inc. (a)                                            5,988      128,922
e.College.com (a)                                             2,289       26,278
E.piphany Inc. (a)                                           13,450       68,729
Echelon Corp. (a)                                             6,159       84,809
EDO Corp.                                                     3,190       56,463
Electronics For Imaging Inc. (a)                             11,187      226,984
Embarcadero Technologies (a)                                  2,220       15,540
EMS Technologies Inc. (a)                                     2,200       29,194
Enterasys Networks Inc. (a)                                  42,389      128,439
Entrust Technologies Inc. (a)                                10,990       32,311
Epicor Software Corp. (a)                                     7,882       47,213
EPIQ Systems Inc. (a)                                         2,635       45,243
eSpeed Inc. (a)                                               5,972      118,007
ESS Technology Inc. (a)                                       6,809       66,388
Exar Corp. (a)                                                8,610      136,296
Excel Technology Inc. (a)                                     1,820       41,551
Extreme Networks Inc. (a)                                    22,500      119,250
F5 Network Inc. (a)                                           5,100       85,935
FalconStor Software, Inc. (a)                                 7,660       51,245
Fargo Electronics Inc. (a)                                    2,166       21,075
Fidelity National Information Solutions (a)                   3,101       80,874
FileNet Corp. (a)                                             7,360      132,774
FindWhat.com (a)                                              2,618       49,585
Finisar Corp. (a)                                            27,800       43,090
FLIR Systems Inc. (a)                                         7,168      216,115
Gartner Group Inc. (a)                                       18,110      137,274
Gateway Inc. (a)                                             44,934      164,009
Genesis Microchip Inc. (a)                                    6,400       86,656

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Technology (Cont.)
Gerber Scientific Inc. (a)                                      4,497   $ 29,950
GlobespanVirata Inc. (a)                                       25,319    208,882
Group 1 Software Inc. (a)                                       1,678     30,993
Handspring Inc. (a)                                             9,010     10,181
Harmonic Inc. (a)                                              13,897     56,561
Herley Industries Inc. (a)                                      2,500     42,450
Hutchinson Technology Inc. (a)                                  5,430    178,593
Hypercom Corp. (a)                                              7,300     30,295
Hyperion Solutions Corp. (a)                                    7,794    263,125
Identix Inc. (a)                                               18,225    115,729
iGATE Capital Corp. (a)                                         4,500     15,615
II-VI Inc. (a)                                                  2,030     46,852
Inet Technologies Inc. (a)                                      3,120     31,106
InFocus Corp. (a)                                               8,412     39,705
Informatica Corp. (a)                                          14,072     97,238
Innovex Inc. (a)                                                3,097     31,280
Integral Systems Inc. (a)                                       2,504     49,780
Integrated Silicon Solution (a)                                 7,040     48,858
Inter-Tel Inc.                                                  4,018     85,262
Intergraph Corp. (a)                                           10,544    226,696
Interland Inc. (a)                                             26,210     25,686
Internet Security Systems Inc. (a)                              8,300    120,267
InterVoice-Brite Inc. (a)                                       6,348     31,359
Interwoven Inc. (a)                                            22,400     49,728
InVision Technologies Inc. (a)                                  3,071     76,314
Iomega Corp. (a)                                               11,311    119,897
iPayment Inc. (a)                                               1,223     29,193
Ixia (a)                                                        9,790     62,950
IXYS Corp. (a)                                                  3,054     24,340
j2 Global Communications Inc. (a)                               1,900     87,362
JDA Software Group Inc. (a)                                     5,931     66,368
JNI Corp. (a)                                                   4,156     20,489
Kana Software Inc. (a)                                          5,054     15,314
Keane Inc. (a)                                                 13,030    177,599
KEMET Corp. (a)                                                18,717    189,042
Keynote Systems Inc. (a)                                        5,280     55,334
KFX Inc. (a)                                                    4,046     15,698
Komag Inc. (a)                                                  4,471     52,892
Kopin Corp. (a)                                                14,780     90,454
Kronos Inc. (a)                                                 4,660    236,775
KVH Industries Inc. (a)                                         2,179     53,887
Lattice Semiconductor Corp. (a)                                21,135    173,941
Lawson Software Inc. (a)                                        7,541     58,594
Legato Systems Inc. (a)                                        20,377    170,963
Lexar Media Inc. (a)                                           11,940    113,908
Lightbridge Inc. (a)                                            6,015     52,691
Lionbridge Technologies Inc. (a)                                3,986     20,289
Macrovision Corp. (a)                                           9,400    187,248
Magma Design Automation (a)                                     4,819     82,646
Manhattan Associates Inc. (a)                                   4,814    125,020
ManTech International Corp. Class A (a)                         2,704     51,863
Manufactures Services Ltd. (a)                                  3,130     15,180
Manugistics Group Inc. (a)                                     12,400     50,964
MAPICS Inc. (a)                                                 3,100   $ 25,420
MarketWatch.com Inc. (a)                                        1,171      9,790
MatrixOne Inc. (a)                                             10,050     57,687
Mentor Graphics Corp. (a)                                      14,496    209,902
Mercury Computer Systems Inc. (a)                               5,094     92,507
Methode Electronics Inc.                                        7,261     78,056
Metro One Telecommunications Inc. (a)                           4,355     22,472
Metrologic Instruments Inc. (a)                                   471     15,661
Micrel Inc. (a)                                                11,609    120,617
Micromuse Inc. (a)                                             14,236    113,746
Micros Systems Inc. (a)                                         3,692    121,762
Microsemi Corp. (a)                                             6,100     97,600
MicroStrategy Inc. (a)                                          2,127     77,487
Microtune Inc. (a)                                              8,730     27,936
Mindspeed Technologies Inc. (a)                                18,987     51,265
MKS Instruments Inc. (a)                                        5,655    102,186
Mobius Management Systems Inc. (a)                              1,381     10,316
Monolithic System Technology (a)                                5,399     48,915
MRO Software Inc. (a)                                           3,778     32,604
MRV Communications Inc. (a)                                    19,842     39,882
MSC Software Corp. (a)                                          6,140     41,384
MTS Systems Corp.                                               4,070     59,992
Nassda Corp. (a)                                                2,289     17,671
Neoware Systems Inc. (a)                                        3,230     49,548
Net2Phone Inc. (a)                                              4,900     21,217
Netegrity Inc. (a)                                              5,740     33,522
NetIQ Corp. (a)                                                11,808    182,552
NetScout Systems Inc. (a)                                       3,820     20,513
Network Equipment Technologies
   Inc. (a)                                                     4,810     40,500
New Focus Inc. (a)                                             13,990     52,323
Newport Corp. (a)                                               9,981    147,719
NIC Inc. (a)                                                    3,413      9,966
Nuance Communications Inc. (a)                                  7,020     37,908
NYFIX Inc. (a)                                                  5,690     36,131
Oak Technology Inc. (a)                                        11,630     72,222
Omnivision Technologies Inc. (a)                                4,613    143,926
ON Semiconductor Corp. (a)                                     10,887     29,395
Openwave Systems Inc. (a)                                      36,800     71,760
Oplink Communications (a)                                      21,520     40,242
Opnet Technologies Inc. (a)                                     2,888     35,205
Opsware Inc. (a)                                                9,930     39,919
OSI Systems Inc. (a)                                            2,764     44,390
Overland Data Inc. (a)                                          1,700     34,578
Packeteer Inc. (a)                                              5,843     90,975
Palm Inc. (a)                                                   7,730    125,767
Parametric Technology Corp. (a)                                55,000    167,750
Park Electrochemical Corp.                                      4,638     92,528
ParthusCeva Inc. (a)                                            2,709     22,078
PC-Tel Inc. (a)                                                 4,400     52,184
PDF Solutions Inc. (a)                                          3,353     38,727
PEC Solutions Inc. (a)                                          1,930     31,073
Pegasystems Inc. (a)                                            1,414     10,421

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Technology (Cont.)
PEMSTAR Inc. (a)                                                4,195   $ 17,577
Pericom Semiconductor Corp. (a)                                 4,250     39,525
Perot Systems Corp. (a)                                        14,977    170,139
Pinnacle Entertainment Inc. (a)                                 4,938     33,578
Pioneer Standard Electronics Inc.                               6,388     54,170
Pixelworks Inc. (a)                                             7,010     41,639
Planar Systems Inc. (a)                                         2,990     58,484
Plexus Corp. (a)                                                9,724    112,118
Pomeroy Computer Resources Inc. (a)                             2,210     24,443
Portal Software Inc. (a)                                       25,180     50,360
Progress Software Corp. (a)                                     6,646    137,772
Proxim Corp. (a)                                               25,304     36,944
Pumatech Inc. (a)                                               7,425     25,245
QAD Inc. (a)                                                    2,222     16,487
Quality Systems Inc. (a)                                          574     15,779
Quantum Corp. (a)                                              26,800    108,540
Quest Software Inc. (a)                                         8,400     99,960
Radiant Systems Inc. (a)                                        3,564     24,021
RadiSys Corp. (a)                                               4,247     56,060
Redback Networks (a)                                           27,900     25,110
Remec Inc. (a)                                                 12,179     84,766
Research Frontiers Inc. (a)                                     2,646     37,044
Retek Inc. (a)                                                 11,100     71,040
RF Micro Devices Inc. (a)                                      36,248    218,213
Richardson Electronics Ltd.                                     1,650     13,365
Riverstone Networks Inc. (a)                                   25,700     30,326
Rogers Corp. (a)                                                3,588    119,480
Roxio Inc. (a)                                                  4,000     26,760
RSA Security Inc. (a)                                          10,739    115,444
S1 Corp. (a)                                                   15,080     60,923
Safeguard Scientifics Inc. (a)                                 25,840     69,768
SafeNet Inc. (a)                                                1,865     52,183
SAFLINK Corp. (a)                                               7,554     49,101
Sanchez Computer Associates Inc. (a)                            2,713     14,108
Sapient Corp. (a)                                              14,200     39,334
SBS Technologies Inc. (a)                                       2,950     29,001
ScanSoft Inc. (a)                                              11,200     60,816
Scansource Inc. (a)                                             2,480     66,340
SeaChange International Inc. (a)                                5,315     50,705
Secure Computing Corp. (a)                                      7,432     64,881
Seebeyond Technology Corp. (a)                                 10,930     25,248
Semtech Corp. (a)                                              12,303    175,195
SERENA Software Inc. (a)                                        5,072    105,903
Sigma Designs Inc. (a)                                          3,647     39,606
Silicon Graphics Inc. (a)                                      40,320     45,965
Silicon Image Inc. (a)                                         14,597     81,451
Silicon Storage Technology Inc. (a)                            16,430     68,842
Siliconix Inc. (a)                                              1,140     41,154
Sipex Corp. (a)                                                 4,951     24,260
Skyworks Solutions Inc. (a)                                    30,027    203,283
SM&A (a)                                                        3,538     40,192
Sohu.com Inc. (a)                                               3,890    132,882
SonicWALL Inc. (a)                                             10,800     51,840
Sonus Networks Inc. (a)                                        43,303   $217,814
SpeechWorks International Inc. (a)                              6,570     30,879
SPSS Inc. (a)                                                   2,282     38,201
SRA International Inc. Class A (a)                              2,344     75,008
SS&C Technologies Inc. (a)                                      1,700     27,115
Standard Microsystems Corp. (a)                                 3,000     45,510
Stellent Inc. (a)                                               3,122     16,859
StorageNetworks Inc. (a)                                       13,300     18,487
Stratasys Inc. (a)                                              1,029     36,190
Stratex Networks Inc. (a)                                      17,570     56,224
Superconductor Technologies (a)                                 5,928     13,634
Supertex Inc. (a)                                               2,250     41,332
Support.Com Inc. (a)                                            5,308     34,449
Sybase Inc. (a)                                                18,440    256,500
Sycamore Networks Inc. (a)                                     33,200    127,156
Sykes Enterprises Inc. (a)                                      5,288     25,858
Synaptics Inc. (a)                                              3,499     47,097
Synplicity (a)                                                  2,270     11,872
Syntel Inc. (a)                                                 1,389     21,849
Sypris Solutions Inc.                                           1,100     11,363
Systems & Computer Technology Corp. (a)                         6,489     58,401
Talx Corp.                                                      2,924     66,053
TEKELEC (a)                                                    10,900    123,170
The Titan Corp. (a)                                            17,225    177,245
TheStreet.com Inc. (a)                                          2,169     10,194
Three-Five Systems Inc. (a)                                     4,800     33,120
Tibco Software Inc. (a)                                        16,900     86,021
Tier Technologies Inc. Class B (a)                              3,400     26,350
Transaction Systems Architects Inc. (a)                         7,555     67,693
Transmeta Corp. (a)                                            22,500     36,000
Trimble Navigation Ltd. (a)                                     6,822    156,428
TriQuint Semiconductor Inc. (a)                                27,727    115,344
TriZetto Group Inc. (a)                                         6,460     39,018
TTM Technologies Inc. (a)                                       3,120     14,633
Turnstone Systems Inc. (a)                                      7,300     18,323
Tyler Technologies Inc. (a)                                     6,900     29,325
Ulticom Inc. (a)                                                2,460     23,370
Universal Display Corp. (a)                                     3,500     31,220
Varian Inc. (a)                                                 6,469    224,280
Varian Semiconductor Equipment Associates Inc. (a)              6,566    195,404
Vastera Inc. (a)                                                6,850     40,894
Veridian Corp. (a)                                              5,018    175,078
Verint Systems Inc. (a)                                         1,479     37,581
Verity Inc. (a)                                                 6,054     76,644
ViaSat Inc. (a)                                                 4,602     65,993
Vignette Corp. (a)                                             49,300    102,544
Virage Logic Corp. (a)                                          2,250     16,290
Vitesse Semiconductor Corp. (a)                                44,621    219,535
Vitria Technology Inc. (a)                                      3,495     20,026
WatchGuard Technologies Inc. (a)                                5,600     25,760
WebEX Communications Inc. (a)                                   5,370     74,911

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares       Value
                                                           ------   ------------

Common Stocks (Cont.)

Technology (Cont.)
Webmethods Inc. (a)                                        10,200   $     82,926
Websense Inc. (a)                                           5,000         78,300
Westell Technologies Inc. (a)                               9,913         85,747
White Electronic Designs (a)                                3,900         41,301
Wind River Systems Inc. (a)                                14,200         54,102
Xicor Inc. (a)                                              5,665         35,520
Zoran Corp. (a)                                             6,095        117,085
                                                                    ------------
                                                                      23,857,917
                                                                    ------------
Telecommunications (0.7%)
Boston Communications Group (a)                             3,240         55,501
Commonwealth Telephone Enterprises Inc. (a)                 4,298        188,983
CT Communications Inc.                                      3,504         37,668
General Communication Inc. (a)                              8,647         74,883
Golden Telecom Inc. (a)                                     2,600         58,344
Hickory Tech Corp.                                          3,000         33,600
Intrado Inc. (a)                                            3,690         58,265
North Pittsburgh Systems Inc.                               3,186         48,013
Price Communications Corp. (a)                             10,011        129,242
PTEK Holdings Inc. (a)                                     10,100         48,985
RCN Corp. (a)                                              11,560         22,889
Shenandoah Telecommunications Co. (a)                         800         38,368
SureWest Communications                                     2,800         84,700
Talk America Holdings Inc. (a)                              5,883         64,184
Triton PCS Holdings Inc. (a)                                5,757         29,073
Western Wireless Corp. (a)                                 11,733        135,281
                                                                    ------------
                                                                       1,107,979
                                                                    ------------
Utilities & Energy (3.4%)
Allegheny Energy Inc. (a)                                  23,988        202,699
American States Water Co.                                   3,035         82,856
Aquila Inc. (a)                                            34,945         90,158
Atmos Energy Corp.                                         10,042        249,042
Avista Corp.                                               10,158        143,736
Black Hills Corp.                                           6,813        209,159
California Water Service Group                              2,986         83,966
Carbo Ceramics Inc.                                         2,167         80,721
Cascade Natural Gas Corp.                                   2,226         42,517
Central Vermont Public Service Corp.                        2,560         50,048
CH Energy Group Inc.                                        3,926        176,670
Chesapeake Utilities Corp. (a)                              1,110         25,086
Cincinnati Bell Inc. (a)                                   39,400        263,980
CLECO Corp.                                                11,493        199,059
CMS Energy Corp.                                           28,009        226,873
Connecticut Water Services Inc.                             1,625         41,519
D&E Communications Inc. (a)                                 1,813         20,759
Dobson Communications Corp. (a)                             6,313         34,406
El Paso Electric Co. (a)                                   10,121        124,792
Empire District Electric Co.                                5,098        110,881
Energen Corp.                                               7,895        262,903
EnergySouth Inc.                                            1,200   $     39,360
Exco Resources Inc. (a)                                     1,112         19,916
Hungarian Telephone and Cable Corp. (a)                     1,081          9,891
Idacorp Inc. (a)                                            7,891        207,139
Infonet Services Corp. Class B (a)                         12,800         20,352
Laclede Group Inc.                                          4,121        110,443
MGE Energy Inc.                                             3,692        115,855
Middlesex Water Co.                                         2,052         50,561
New Jersey Resources Corp.                                  5,808        206,184
NII Holdings Inc. (a)                                       2,010         76,923
Northwest Natural Gas Co.                                   5,593        152,409
NUI Corp.                                                   3,823         59,333
Otter Tail Corp.                                            5,036        135,871
PNM Resources Inc.                                          9,275        248,106
Primus Telecommunications Group Inc. (a)                   11,334         58,257
SEMCO Energy Inc.                                           3,750         21,825
Sierra Pacific Resources Corp. (a)                         25,694        152,622
SJW Corp.                                                     564         48,081
South Jersey Industries Inc.                                3,019        111,250
Southern Union Co. (a)                                     11,560        195,826
Southwest Gas Corp.                                         6,865        145,401
Southwest Water Co.                                         2,100         29,337
Tetra Technologies Inc. (a)                                 3,160         93,694
Time Warner Telecom Inc. Class A (a)                        9,867         62,853
UIL Holdings Corp.                                          3,139        127,286
UniSource Energy Corp.                                      6,355        119,474
Warwick Valley Telephone Co. (a)                              334         27,401
Westar Energy Inc.                                         14,208        230,596
                                                                    ------------
                                                                       5,598,076
                                                                    ------------
Total Common Stocks
(cost $172,734,888)                                                  157,040,626
                                                                    ------------

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                       Shares or
                                                       principal
                                                        amount         Value
                                                      ----------   ------------

Short-term Investments (3.2%)
U.S. Treasury Bills, 1.135%, 07/24/2003 (b)           $4,894,000   $  4,891,519
U.S. Treasury Bills, 0.880%, 09/18/2003 (b)              303,000        302,426
                                                                   ------------
Total Short-term Investments (cost $5,193,329)                        5,193,945
                                                                   ------------
TOTAL INVESTMENTS (100.0%)(cost $177,928,217)                       162,234,571
LIABILITIES, NET OF CASH AND OTHER ASSETS (0.00%)                       (47,978)
                                                                   ------------
NET ASSETS (100.0%)                                                $162,186,593
                                                                   ============

(a)  Non-income producing security.
(b) At June 30, 2003, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                            -------   ----------

Common Stocks (98.3%)

Australia (4.9%)
Alumina Ltd.                                                 35,174   $   96,009
Amcor Ltd.                                                   25,724      140,085
AMP Ltd.                                                     37,588      125,286
Aristocrat Leisure Ltd.                                      27,352       24,397
Australian & New Zealand Bank Group                          41,448      517,304
Australian Gas & Light Co.                                   12,300       90,327
BHP Billiton Ltd.                                           101,159      586,157
BHP Steel Ltd.                                               31,047       77,457
Boral Ltd.                                                   22,030       74,759
Brambles Industries Ltd.                                     30,785       94,352
Coca-Cola Amatil Ltd.                                        14,114       54,048
Cochlear Ltd.                                                 2,116       45,837
Coles Myer Ltd.                                              33,522      157,371
Commonwealth Bank of Australia                               33,916      672,137
CSL Ltd.                                                      4,677       37,483
CSR Ltd.                                                     39,306       51,140
Erste Banks                                                     800       70,692
Foster's Brewing Group Ltd.                                  59,587      168,240
General Property                                             72,246      141,479
Infrastructure                                               54,932      132,256
James Hardie Industries Ltd.                                 14,248       67,270
John Fairfax Holdings Ltd.                                   26,931       52,016
Leighton Holdings Ltd.                                        4,775       32,024
Lend Lease Corp. Ltd.                                        11,333       63,464
Macquarie Bank Ltd.                                           5,681      109,727
Mayne Nickless Ltd.                                          25,113       46,147
Mirvac Group                                                 31,740       94,512
National Australia Bank Ltd.                                 42,079      945,379
Newcrest Mining Ltd.                                          9,618       49,345
News Corp. Ltd. ADR                                          40,189      301,871
NRMA Insurance Group                                         45,834      104,511
Orica Ltd.                                                   11,171       81,137
Origin Energy Ltd.                                           19,072       51,802
Paperlinx Ltd.                                               15,645       48,055
Patrick Corp. Ltd.                                            5,841       49,162
QBE Insurance Group Ltd.                                     17,192      107,458
Rinker Group Ltd.                                            29,911      105,113
Rio Tinto Ltd.                                                8,758      171,566
Santos Ltd.                                                  20,948       82,888
Southcorp Holdings                                           20,140       38,089
Stockland Trust Group                                        31,797      106,837
Suncorp Metway Ltd.                                          14,904      115,946
Tabcorp Holding Ltd.                                         13,767       99,438
Telstra Corp.                                                61,063      180,188
Transurban Group                                             14,092       45,080
Wesfarmers Ltd.                                              10,236      173,679
Westfield Holdings Ltd.                                      11,970      117,204
Westfield Trust                                              57,414      132,841
Westpac Banking Corp.                                        46,465      506,378
WMC Resources Ltd. (a)                                       31,551       74,270
Woodside Petroleum Ltd.                                      13,949      115,814
Woolworths Ltd.                                              31,026   $  260,511
                                                                      ----------
                                                                       7,886,538
                                                                      ----------
Austria (0.1%)
Oest Elektrizatswirts Class A                                   296       27,271
OMV AG                                                          573       68,841
Telekom Ausria TA                                             5,992       67,983
                                                                      ----------
                                                                         164,095
                                                                      ----------
Belgium (1.0%)
Agfa Gevaert NV                                               3,357       71,279
Cofinimmo                                                       467       56,309
Colruyt SA                                                      843       58,277
Delhaize LE PS                                                2,458       74,800
Dexia                                                        17,365      219,551
Electrabel SA                                                   844      215,067
Fortis Group                                                 26,918      467,379
Groupe Bruxelles Lambert                                      2,000       90,490
Interbrew                                                     4,397       97,704
Kredietbank NPV                                               2,584      101,453
Solvay Et Cie Class A NPV                                     1,691      116,512
UCB BB                                                        2,664       72,993
                                                                      ----------
                                                                       1,641,814
                                                                      ----------
Denmark (0.7%)
D/S Svendborg Class B                                            36      194,742
Danisco AS                                                    1,884       73,816
Den Danske Bank                                              14,159      275,735
GN Store Nord                                                 7,454       30,645
Group 4 Falck AS                                              2,248       37,350
H. Lundbeck AS                                                2,040       41,304
ISS AS                                                        1,266       45,200
Novo Nordisk                                                  7,079      247,816
Novozymes AS Class B                                          1,984       55,195
Tele Danmark                                                  3,645      109,010
Vestas Wind Systems                                           2,998       34,289
William DeMant Holding                                        1,061       24,270
                                                                      ----------
                                                                       1,169,372
                                                                      ----------
Finland (1.9%)
Amer-Yhthymae OY Class A                                      1,064       32,525
Elisa OYJ - A                                                 4,926       42,313
Fortum                                                       11,319       90,727
Instrumentarium Group B                                       1,609       61,159
Kesko OY Osake                                                3,946       46,311
Kone OYJ Class B                                              1,317       55,202
Metso OYJ                                                     3,527       31,389
Nokia OYJ                                                   127,489    2,099,405
Outokumpo OY                                                  2,996       26,319
Sampo Insurance Co.                                           7,778       57,075
Stora Enso OY R                                              17,721      198,004
Tietoenator Corp.                                             2,312       38,922

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (Cont.)

Finland (Cont.)
UPM-Kymmene                                                 13,502   $   197,069
                                                                     -----------
                                                                       2,976,420
                                                                     -----------
France (9.4%)
Accor SA                                                     5,450       197,143
Air Liquide SA                                               2,701       400,429
Alcatel SA Class A (a)                                      32,655       294,370
Alstom (a)                                                   7,609        26,213
Arcelor                                                      9,456       110,108
Autoroutes Du Sud De La Fran                                 2,348        68,621
Aventis SA                                                  18,238     1,003,408
AXA Co.                                                     37,608       583,458
BIC                                                          1,191        46,365
BNP Paribas                                                 21,647     1,099,981
Bouygues                                                     5,573       153,850
Business Objects (a)                                         1,752        39,071
Cap Gemini (a)                                               2,778        98,638
Carrefour Supermarche                                       15,460       757,719
Casino French                                                1,106        86,365
CNP Assurances                                                 826        34,906
Compagnie De Saint-Gobain                                    8,511       334,941
Credit Agricole SA                                           8,551       162,513
Dassault Systemes SA                                         1,207        39,641
Essilor International                                        3,000       120,852
European Aeronautic Defense                                  8,108        99,440
France Telecom SA (a)                                       20,992       514,908
Gecina                                                         626        72,606
Groupe Danone                                                3,365       465,636
Imetal                                                         316        46,013
L'Oreal                                                      9,186       647,693
Lafarge SA                                                   4,422       258,999
Lagardere Groupe                                             3,627       157,648
LMVH Co.                                                     5,939       294,558
Michelin Class B                                             3,598       140,480
Pechiney SA Class A                                          1,924        69,067
Pernod-Ricard                                                1,587       141,603
Pinault-Printemps-Redoute SA                                 1,816       136,803
PS Peugeot Citroen                                           5,082       246,859
Publicis Groupe SA                                           2,675        71,789
Renault SA                                                   4,381       231,624
Sagem SA                                                       509        40,916
Sanofi-Synthelabo SA                                         9,824       575,351
Schneider SA                                                 5,674       266,754
Soc Generale D'enterprises                                   1,768       119,279
Societe Air France                                           2,067        26,727
Societe Generale Class A                                     8,566       542,989
Sodexho Alliance                                             2,580        69,624
Suez                                                        21,967       349,630
Technip SA                                                     618        54,078
Television Francaise                                         3,494       107,531
Thomson CSF                                                  1,861        55,244
Thomson Multimedia                                           4,220        65,082
Total Fina SA                                               17,556   $ 2,653,113
Unibail                                                      1,392       103,103
Valeo                                                        2,379        82,504
Veolia Environnement                                         6,215       127,752
Vivendi Universal SA (a)                                    24,783       451,084
Wanadoo                                                     10,682        71,515
Zodiac                                                       1,419        34,611
                                                                     -----------
                                                                      15,051,205
                                                                     -----------
Germany (6.1%)
Adidas Salomon AG                                            1,226       104,845
Allianz AG                                                   7,335       609,667
Altana AG                                                    2,000       126,181
BASF AG                                                     14,772       631,039
Bayer AG                                                    18,409       426,605
Bayerische Hypo Vereinsbank (a)                              9,290       153,515
Beiersdorf                                                     823       110,009
Commerzbank AG                                              10,925       152,807
Continental AG                                               3,326        69,819
Daimler Chrysler AG                                         23,642       825,338
Deutsche Bank AG                                            14,230       922,941
Deutsche Boerse AG                                           2,484       131,586
Deutsche Lufthansa                                           5,458        63,931
Deutsche Post AG                                            10,703       157,199
Deutsche Telekom AG (a)                                     56,610       863,958
Douglas Holding AG                                           1,038        22,409
E.On AG                                                     15,760       810,247
Fresenius Medical Care                                       1,110        54,938
Gehe AG                                                        968        38,039
Heidelberger Zement AG (a)                                   1,379        30,438
Infineon Technologies AG (a)                                11,477       110,972
Karstadt Quelle AG                                           1,402        30,010
Linde AG                                                     2,534        93,816
M.A.N. AG                                                    3,613        61,073
Merck KGAA                                                   1,774        51,541
Metro AG                                                     4,095       132,375
MLP AG                                                       1,705        25,453
Muenchener Rueckvers AG                                      3,097       315,741
Preussag                                                     4,110        61,120
RWE AG                                                       9,946       300,271
SAP AG                                                       5,548       654,306
Schering AG                                                  4,814       235,389
Siemans AG                                                  21,693     1,064,205
Thyssen Krupp                                                9,678       111,582
Volkswagen AG                                                6,169       260,768
VVPR Heildelberger                                             431             5
                                                                     -----------
                                                                       9,814,138
                                                                     -----------
Greece (0.4%)
Bank of Piraeus                                              5,803        43,848
Coca Cola Hellenic Bottling                                  2,170        36,232
Commercial Bank of Greece                                    2,647        46,386

                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------

Common Stocks (Cont.)

Greece (Cont.)
Credit Bank Greece                                            6,747   $  117,613
EFG Eurobank                                                  5,610       84,651
Hellenic Telecommunications                                   8,299       98,161
National Bank of Greece (a)                                   7,664      129,726
Public Power Corp.                                            1,709       30,812
                                                                      ----------
                                                                         587,429
                                                                      ----------
Hong Kong (1.5%)
Bank of East Asia Hong Kong                                  41,205       81,373
BOC Hong Kong Holdings Ltd.                                  71,500       71,975
Cathay Pacific Airways Ltd.                                  30,000       40,394
Cheung Kong Holdings Ltd.                                    41,000      246,584
CLP Holdings Ltd.                                            51,783      226,438
Espirit Holdings Ltd.                                        18,000       43,972
Hang Lung Properties Ltd.                                    42,000       37,971
Hang Seng Bank Ltd.                                          21,074      222,951
Henderson Land Development                                   18,000       51,705
Hong Kong & China Gas                                       108,534      137,092
Hong Kong Electric                                           41,500      162,846
Hong Kong Exchange & Clearing                                30,000       43,087
Hutchison Whampoa Ltd.                                       58,210      354,568
Johnson Electric Holdings                                    44,716       55,335
Li & Fung Ltd.                                               46,000       59,283
MTR Corp.                                                    27,000       30,988
New World Development                                        97,000       37,628
PCCW Ltd. (a)                                                49,000       30,318
Shangri-La Asia Ltd.                                         36,000       22,852
Sino Land Co.                                                50,000       15,549
Sun Hung Kai Properties                                      36,000      181,889
Swire Pacific Ltd. "A"                                       27,000      118,066
Television Broadcasts Ltd.                                   11,000       39,426
Wharf Holdings Ltd.                                          35,114       67,543
                                                                      ----------
                                                                       2,379,833
                                                                      ----------
Ireland (0.8%)
Allied Irish Bank PLC                                        24,279      364,960
Bank of Ireland (a)                                          26,921      326,150
CRH PLC                                                      13,934      218,415
DCC PLC                                                       2,802       37,647
Elan Corp. (a)                                               10,093       52,156
Independent News & Media PLC                                 20,903       37,926
Irish Life & Permanent PLC                                    7,860       84,845
Kerry Group PLC Class A (a)                                   5,193       80,267
Ryanair Holdings PLC (a)                                      9,352       67,336
                                                                      ----------
                                                                       1,269,702
                                                                      ----------
Italy (3.9%)
Alleanza Assicurazioni SpA Azione                            12,652      120,299
Arnoldo Mondadori Editore                                     4,696       34,082
Assicurazione Generali SpA                                   25,586      592,922
Autogrill SpA (a)                                             3,779       41,226
Banca Di Roma (a)                                            38,089       67,140
Banca Fideuram SpA                                            7,674   $   41,859
Banca Intesa                                                 23,277       53,460
Banca Intesa SpA                                             97,143      310,678
Banca Monte Dei Paschi Siena                                 28,918       78,869
Banca Nazionale Lavoro (a)                                   46,101       77,293
Banca Popolare Di Milano                                     14,005       61,275
Banca Popolare Di Verona                                      9,283      126,856
Benetton Group                                                2,660       27,583
Bipop Carire SpA                                             37,488       20,147
Bulgari SpA                                                   5,115       28,488
Enel SpA                                                     57,323      357,440
ENI Spa                                                      70,208    1,061,810
Fiat SpA (a)                                                  7,603       55,354
Finmeccanica SpA (a)                                        155,690       99,763
Gruppo Editoriale L'Espresso                                  6,072       24,056
Luxottica Group SpA                                           3,880       52,977
Mediaset SpA                                                 16,798      142,167
Mediobanca Banca Di Credito                                  12,750      127,234
Mediolanum SpA                                                6,217       34,697
Parmalat Finanziaria SpA                                     15,400       48,456
Pirelli SpA (a)                                              44,846       45,422
RAS SpA                                                       8,591      130,323
San Paolo - IMI SpA                                          25,079      232,988
Seat-Paginne Gialle SpA (a)                                 139,061       96,613
Snam Rete Gas                                                21,034       82,608
SNIA SpA                                                     12,568       24,607
Telecom Italia Mobile                                       102,768      506,278
Telecom Italia SpA                                           63,798      577,308
Telecom Italio SpA-RNC                                       55,482      303,910
Tiscali SpA (a)                                               4,618       23,599
Unicredito Italiano SpA                                      97,118      462,831
                                                                      ----------
                                                                       6,172,618
                                                                      ----------
Japan (20.2%)
ACOM Co. Ltd.                                                 2,280       82,409
Advantest Corp.                                               1,990       88,168
Aeon Co. Ltd.                                                 6,400      146,575
Aiful Corp.                                                   1,150       49,036
Ajinomoto Co. Inc.                                           16,000      153,238
Alps Eelectronics Co.                                         4,000       51,235
Amada Co. Ltd.                                                7,000       22,503
Asahi Breweries Ltd.                                         12,000       72,455
Asahi Chemical Industry Co.                                  35,000       99,979
Asahi Glass Co. Ltd.                                         22,000      136,498
Asatsu Inc.                                                   1,400       25,068
Bandai Co. Ltd.                                               1,100       41,957
Bank of Fukuoka Ltd.                                         17,000       65,268
Benesse Corp                                                  2,000       34,478
Bridgestone Corp.                                            17,000      230,772
Canon Inc.                                                   22,000    1,009,536
Casio Computer Co. Ltd.                                       9,000       57,489
Central Glass Co. Ltd.                                        6,000       35,278
Central Japan Railway                                            26      186,217

                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2003
                                  (Unaudited)

                                                               Shares     Value
                                                              -------   --------

Common Stocks (Cont.)

Japan (Cont.)
Chiba Bank                                                     19,000   $ 67,408
Chubu Electric Power Co.                                       16,800    306,409
Chugai Pharmaceutical Co. Ltd.                                  6,200     70,429
Citizen Watch Co. Ltd.                                          9,000     48,345
Credit Saison                                                   4,000     65,592
CSK Corp.                                                       1,900     51,743
Dai Nippon Printing Co. Ltd.                                   18,000    190,381
Daicel Chemical Industries                                     10,000     31,730
Daido Life Insurance Co. Ltd.                                      30     64,959
Daiichi Pharmaceutical                                          6,700     87,269
Daikin Industries Ltd.                                          5,000     91,818
Dainippon Ink & Chemical Inc.                                  22,000     44,522
Daito Trust Construction                                        2,600     54,674
Daiwa Bank Holdings Inc.                                      122,000     84,331
Daiwa House Industry                                           13,000     89,427
Daiwa Securities Group Inc.                                    31,000    178,139
Denki Kagaku Kog                                               14,000     38,826
Denso Corp.                                                    13,200    209,199
Dowa Mining Co. Ltd.                                            9,000     34,553
East Japan Rail                                                    89    395,803
Ebara Corp.                                                     9,000     31,630
Eisai Co. Ltd.                                                  6,400    131,651
Familymart Co. Ltd.                                             1,900     33,941
Fanuc Co.                                                       3,200    158,568
Fast Retailing Co. Ltd.                                         1,600     49,436
Fuji Photo Film Co. Ltd.                                       13,000    375,682
Fuji Television Network Inc.                                        7     24,718
Fujikura Ltd.                                                  12,000     39,575
Fujisawa Pharmaceutical                                         7,000    131,168
Fujitsu Ltd.                                                   44,000    180,287
Furkukawa Electric                                             15,000     48,969
General Sekiyu                                                  9,000     63,260
Gunma Bank                                                     14,000     63,660
Hirose Electric Co. Ltd.                                        1,000     82,698
Hitachi Ltd.                                                   80,000    339,121
Hokuriku Bank                                                  24,000     36,777
Honda Motor Co. Ltd.                                           20,900    791,963
Hoya Corp.                                                      2,900    199,734
Isetan                                                          5,000     33,687
Ishikawajima-Harima Heavy Ind.                                 35,000     39,350
ITO Yokado Co. Ltd.                                            10,000    239,434
Itochu Corp.                                                   37,000     93,058
JAFCO Co. Ltd.                                                    800     45,305
Japan Airlines System Corp.                                    18,000     39,275
Japan Tobacco Inc.                                                 21    113,504
JFE Holdings Inc.                                              13,000    194,878
JGC Engineering & Construction                                  7,000     47,104
Joyo Bank                                                      25,000     69,748
JSR Corp.                                                       5,000     60,754
Kajima Corp.                                                   23,000     54,591
Kamigumi Co. Ltd.                                               9,000     45,047
Kanebo Ltd.                                                    17,000     20,104
Kaneka Corp.                                                    9,000     55,465
Kansai Electric Power                                          18,300   $288,655
KAO Corp.                                                      15,000    279,201
Kawasaki Heavy Industries                                      37,000     37,901
Kawasaki Kisen                                                 18,000     43,473
Keihin Elec Express Railway                                    14,000     68,441
Keio Teito Electric Railway                                    17,000     77,585
Keyence Corp.                                                     880    161,233
Kinki Nippon Railway (a)                                       41,000    106,533
Kirin Brewery Co. Ltd.                                         21,000    147,608
Komatsu Ltd.                                                   27,000    103,435
Konami Co. Ltd.                                                 2,700     48,345
Konica Corp.                                                    8,000     91,076
Kubota Corp.                                                   28,000     76,019
Kuraray Co.                                                    11,000     72,188
Kurita Water Industries                                         3,000     33,204
Kyocera Corp.                                                   4,500    257,464
Kyowa Hakko Kogyo                                              10,000     53,966
Kyushu Electric Power Co.                                      10,600    164,992
Lawson Inc.                                                     2,000     54,966
Mabuchi Motor Corp.                                               800     61,162
Marubeni Corp.                                                 37,000     48,070
Marui Co.                                                       9,000     79,975
Matsushita Electric Industries                                 58,000    574,324
Matsushita Electric Works                                      12,000     71,056
Meiji Seika                                                    12,000     39,275
Meitec Corp.                                                    1,200     36,477
Millea Holdings Inc.                                               38    290,518
Minebea Co. Inc.                                               11,000     43,606
Mitsubishi Chemical Corp.                                      47,000     95,898
Mitsubishi Corp.                                               29,000    201,183
Mitsubishi Electric                                            45,000    146,159
Mitsubishi Estate Co. Ltd.                                     27,000    182,811
Mitsubishi Gas Chem Co.                                        15,000     31,730
Mitsubishi Heavy Industries Inc.                               78,000    202,024
Mitsubishi Materials Corp. (a)                                 30,000     38,476
Mitsubishi Rayon Co.                                           16,000     42,640
Mitsubishi Tokyo Financial                                        108    488,395
Mitsui & Co.                                                   33,000    165,447
Mitsui Chemicals Inc.                                          15,000     69,332
Mitsui Engineering                                             23,000     28,924
Mitsui Fudosan                                                 20,000    127,753
Mitsui Mining & Smelting                                       18,000     53,217
Mitsui OSK Lines Ltd.                                          22,000     66,875
Mitsui Sumitomo Insurance Co.                                  35,000    162,357
Mitsui Trust Holding Inc. (a)                                  15,000     32,979
Mitsukoshi                                                     14,000     36,844
Mizuho Financial Group Inc. (a)                                   157    124,083
Murata Manufacturing Co. Ltd.                                   6,500    255,507
NEC Corp. (a)                                                  39,000    194,878
NGK Insulators Ltd.                                             9,000     49,919
NGK Spark Plug                                                  6,000     42,074
Nichii Gakkan Co.                                                 500     24,984
Nidec Corp.                                                     1,000     66,042

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------

Common Stocks (Cont.)

Japan (Cont.)
Nikko Cordial Corp.                                          35,000   $  140,496
Nikon Corp. (a)                                               8,000       65,892
Nintendo Corp. Ltd.                                           2,700      196,302
Nippon Comsys Corp.                                           5,000       25,484
Nippon Express Co.                                           22,000       85,380
Nippon Meat Packers Inc. Osaka                                6,000       56,665
Nippon Mining Holdings Inc.                                  14,500       31,397
Nippon Mitusubishi Oil Corp.                                 38,000      164,880
Nippon Sheet Glass                                            9,000       26,983
Nippon Steel Corp.                                          146,000      200,625
Nippon Telegraph and Telephone Corp.                            144      564,847
Nippon Unipac                                                    27      105,459
Nippon Yusen Kabushiki Kaish                                 29,000      113,029
Nishin Flour Milling                                          7,000       49,727
Nissan Motor Co. Ltd.                                        66,700      637,698
Nissin Food Products                                          3,300       68,845
Nitto Denko Corp.                                             3,800      124,372
Nomura Holdings Inc.                                         48,000      609,219
NSK Ltd.                                                     13,000       41,357
NTN Corp.                                                    12,000       44,372
NTT Data Corp.                                                   35      107,849
NTT Docomo Inc.                                                 472    1,022,028
OBIC Co. Ltd.                                                   200       35,744
Ohbayashi-Gumi Corp.                                         18,000       55,166
OJI Paper Co. Ltd.                                           24,000      104,934
OKI Electrick Industries Co. Ltd. (a)                        16,000       45,838
Olympus Optical                                               6,000      124,172
Omron Corp.                                                   6,000      101,187
Onward Kashiyama Co. Ltd.                                     4,000       32,313
Oracle Corp.                                                    900       32,380
Oriental Land                                                 1,400       61,328
Orix Corp.                                                    2,100      116,127
Osaka Gas Co. Ltd.                                           57,000      140,987
Pioneer Electric Corp.                                        4,400       98,938
Promise Co. Ltd.                                              2,300       86,005
Ricoh Co. Ltd.                                               17,000      277,776
Rohm Co. Ltd.                                                 2,900      316,144
Sankyo Co. Ltd.                                              10,000      119,425
Sankyo Co. Ltd. GUNMA                                         1,600       39,908
Sanyo Electric Co. Ltd.                                      41,000      140,337
Secom Co. Ltd.                                                5,500      161,233
Sega Enterprises                                              2,700       19,181
Sekisui House Ltd.                                           14,000      106,100
Sekisui Chemical                                             13,000       43,956
Seven Eleven Japan Ltd.                                      11,000      273,912
Seventy Seven Bank                                           12,000       54,466
Sharp Corp.                                                  25,000      320,841
Shimamura Co. Ltd.                                              500       27,608
Shimano Industrial                                            2,900       45,598
Shimizu Corp.                                                16,000       44,372
Shin-Etsu Chemical Co.                                        9,800      334,624
Shionogi & Co. Ltd.                                           8,000      108,399
Shiseido Co.                                                 10,000       97,189
Shizuoka Bank                                                19,000   $  127,379
Showa Denko                                                  30,000       52,217
Showa Shell Sekiyu (a)                                        5,000       35,894
Skylark Co.                                                   3,000       35,603
SMC Corp.                                                     1,400      117,876
Softbank Corp.                                                5,500      104,206
Sony Corp.                                                   23,900      672,763
Stanley Electric Co. Ltd.                                     4,000       56,998
Sumitomo Chemical Co.                                        31,000       97,331
Sumitomo Corp.                                               20,000       92,276
Sumitomo Electric Industries                                 17,000      124,164
Sumitomo Metal                                               14,000       53,633
Sumitomo Metal Industries                                    90,000       62,211
Sumitomo Mitsui Financial                                       101      220,379
Sumitomo Realty & Development                                 9,000       40,025
Sumitomo Trust & Banking                                     24,000       82,948
Surga Bank                                                    7,000       40,283
Suzuken Co. Ltd.                                              1,200       28,482
Taiheyo Cement Corp.                                         26,000       44,605
Taisei Corp.                                                 24,000       47,171
Taisho Pharmaceutical Co. Ltd.                                5,000       72,205
Taiyo Yuden Co. Ltd.                                          3,000       29,232
Takara Shuzo                                                  5,000       26,983
Takashimaya Co.                                               9,000       44,747
Takeda Chemical Industries                                   22,600      833,796
Takefuji Corp.                                                1,910       99,099
TDK Corp.                                                     3,100      153,096
Teijin Ltd.                                                  22,000       54,966
Terumo                                                        5,200       86,396
The Bank of Yokohama Ltd.                                    27,000       88,145
The Daimaru Inc.                                              8,000       32,113
THK Co. Ltd.                                                  2,600       34,991
Tobu Railway Co. Ltd.                                        28,000       79,517
Toda Construction Co.                                         9,000       19,338
TOHO Co.                                                      5,000       43,889
Tohoku Electric Power                                        11,500      170,094
Tokyo Broadcasting                                            1,000       12,184
Tokyo Electric Power Co. Inc.                                30,900      590,593
Tokyo Electron Ltd.                                           4,100      194,287
Tokyo Gas                                                    70,000      201,124
Tokyu Corp.                                                  27,000       87,021
Toppan Printing Co.                                          16,000      114,595
Toray Industries                                             34,000       79,001
Toshiba Corp.                                                75,000      257,964
Tosoh Corp.                                                  16,000       35,711
Tostem Corp.                                                  7,000      100,854
Toto Ltd.                                                    12,000       71,256
Toyo Information Systems                                      1,200       22,986
Toyo Seikan                                                   6,000       56,115
Toyoda Automatic Loom Works                                   4,700       76,484
Toyoda Gosei Co. Ltd.                                         1,600       31,514
Toyota Motor Corp.                                           72,700    1,882,965
Trend Micro Inc. (a)                                          2,500       38,830

                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------

Common Stocks (Cont.)

Japan (Cont.)
UBE Industries Ltd.                                         26,000   $    38,326
UFJ Holdings (a)                                                94       137,781
UNI Charm                                                    1,500        64,835
UNY Co. Ltd.                                                 4,000        34,445
Ushio Inc.                                                   4,000        46,304
USS Co. Ltd.                                                   580        29,368
Wacoal Corp.                                                 5,000        38,934
West Japan Railway Co.                                          28       106,100
World Co. Ltd.                                               1,100        20,841
Yakult Honsha                                                4,000        53,633
Yamada Denki                                                 2,100        46,346
Yamaha Corp.                                                 5,000        68,541
Yamanouchi Pharmaceutical                                    8,600       224,177
Yamato Transport Co. Ltd.                                   11,000       121,749
Yasuda F & M Insurance                                      21,000       114,553
Yokogawa Electric                                            7,000        54,041
                                                                     -----------
                                                                      32,176,740
                                                                     -----------
Netherlands (5.1%)
ABN Amro Holdings NV                                        40,202       768,663
Aegon NV                                                    36,720       367,700
AKZO Dutch                                                   7,735       205,008
ASML Holding NV (a)                                         12,563       119,309
DSM NV                                                       2,195        92,557
Elsevier                                                    17,321       204,276
Euronext                                                     2,472        61,288
Hagemeyer NV                                                 3,746        14,411
Heineken NV                                                  5,520       195,872
IHC Caland NV                                                1,063        54,272
ING Group NV                                                46,496       807,846
Koninklijke Holdings NV                                     18,547       153,988
Koninklijke KPN NV (a)                                      47,357       335,539
Koninklijke Numico NV                                        4,187        64,429
OCE NV                                                       2,565        26,480
Philips Electronics NV                                      35,970       684,030
Qiagen NV (a)                                                4,066        34,319
Rodamco Continental Europe                                   1,401        73,315
Royal Dutch Petroleum Co.                                   56,736     2,633,476
TNT Post Group                                               9,507       165,071
Unilever NV                                                 15,531       833,252
Vendex International                                         2,907        33,650
VNU NV                                                       6,096       187,819
Wolters Kluwer - CVA                                         7,665        92,422
                                                                     -----------
                                                                       8,208,992
                                                                     -----------
New Zealand (0.2%)
Auckland International Airport                              17,827        63,978
Sky City Entertainment Group                                12,703        70,131
Telecom Corp. of New Zealand                                55,518       170,316
Warehouse Group Ltd.                                        10,465        31,736
                                                                     -----------
                                                                         336,161
                                                                     -----------
Norway (0.4%)
Den Norske Bank Shares                                      12,384   $    61,076
Frontline Ltd.                                               1,377        19,649
Gjensidige Nor ASA                                           1,048        36,659
Norsk Hydro ASA                                              4,445       218,604
Norske Skogindustrier Class ASA                              3,165        47,354
Orkla AS Class A                                             5,839       101,113
Schibsted                                                    2,200        30,478
Statoil ASA                                                 12,105       103,133
Storebrand ASA                                               4,702        18,890
Telenor ASA                                                 12,100        50,288
Tomra Systems                                                5,858        25,158
                                                                     -----------
                                                                         712,402
                                                                     -----------
Portugal (0.4%)
Banco Comercial Portugues SA                                59,096       103,830
Banco Espirito Santo                                         3,616        53,566
BPI SPGS SA                                                 15,160        42,826
Brisa Auto Estradas                                         11,141        62,690
Electricdade De Portugal SA                                 53,151       113,527
Portugal Telecom SA                                         25,107       179,909
PT Multimedia Servicos                                       1,633        28,598
                                                                     -----------
                                                                         584,946
                                                                     -----------
Singapore (0.8%)
Capitaland Ltd.                                             45,128        31,777
Chartered Semiconductor Manufacturing Ltd. (a)              30,600        15,813
City Developments                                           16,031        40,419
DBS Group Holdings Ltd.                                     30,445       178,071
Fraser & Neave Ltd.                                          7,000        34,185
Haw Par Corp. Ltd.                                          16,374        40,354
Keppel Corp. Ltd.                                           20,001        55,653
Overseas-Chinese Banking                                    28,000       159,000
Singapore Airlines Ltd.                                     16,000        94,492
Singapore Press Holdings                                    12,400       128,859
Singapore Tech Engineering                                  52,381        51,756
Singapore Telecommunications                               179,000       153,487
United Overseas Bank                                        33,616       236,705
Venture Manufacturing Corp.                                  6,397        58,485
                                                                     -----------
                                                                       1,279,056
                                                                     -----------
Spain (3.8%)
Acerinox SA                                                  1,614        61,682
Activadades De Construccion                                  1,527        65,144
Aguas De Barcelona                                           3,662        50,043
Altadis SA                                                   8,401       215,327
Amadeus Global Travel                                        6,915        39,625
Autopistas Concesionaria                                     4,629        64,692
Banco Bilbao Vizcaya Argenta                                82,887       870,927
Banco Popular Espanol                                        3,875       195,794
Banco Santander Central                                    116,380     1,019,711
Corporacion Mapfre                                           3,431        36,642

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                             Shares     Value
                                                            -------   ----------

Common Stocks (Cont.)

Spain (Cont.)
Endesa SA                                                    24,837   $  415,844
Fomento De Construct Y Contra                                 1,659       46,351
Gas Natural SDG SA                                            5,864      117,844
Grupo Dragados SA                                             4,137       83,280
Grupo Ferrovial                                               1,726       46,876
I. lberdrola SA                                              21,076      364,976
Inditex                                                       6,086      153,056
Indra Sistemas SA                                             3,867       39,300
Repsol VPF SA                                                25,900      419,961
Telefonica SA                                               130,066    1,510,043
Terra Networks                                               11,355       68,718
Union Electrica Fenosa SA                                     6,191      104,864
Zeltia SA                                                     4,675       31,567
                                                                      ----------
                                                                       6,022,267
                                                                      ----------
Sweden (2.1%)
ASSA Abloy AB Class B                                         8,400       81,325
Atlas Copco AB Class A                                        3,518       88,994
Atlas Copco AB Ser B                                          2,185       51,316
Drott AB Class B                                              3,558       44,892
Electrolux Class B                                            8,766      173,022
Eniro AB                                                      4,969       42,521
Ericsson LM Class B                                         396,049      425,489
Gambro AB Class A                                             6,664       44,122
Hennes & Mauritz                                             13,159      302,470
Holmen AB Class B                                             1,334       36,412
Nordea AB                                                    63,399      305,711
OM Gruppen AB                                                 2,116       15,067
Sandvik AB                                                    6,450      168,805
Securitas AB Class B                                          8,524       87,317
Skandia Forsakrings AB                                       23,872       63,520
Skandinaviska Enskilda Bankn Class A                         13,780      140,297
Skanska AB Class B                                           11,222       64,066
SKF AB B                                                      2,688       77,568
Svenska Cellulosa AB-B                                        5,467      186,788
Svenska Handelbanken                                         15,196      248,681
Swedish Match AB                                             13,661      103,247
Tele2 AB Class B (a)                                          2,750      102,202
Telia AB                                                     44,945      186,406
Trelleborg B                                                  3,945       42,136
Volvo Akttiebolag Class A                                     3,326       69,803
Volvo Akttiebolag Class B                                     6,368      140,009
                                                                      ----------
                                                                       3,292,186
                                                                      ----------
Switzerland (7.7%)
ABB Ltd. (a)                                                 28,295       92,955
Aden SW                                                       3,691      152,049
Centerpulse AG (a)                                              289       77,768
CIBA Specialty Chemicals (a)                                  1,848      111,872
CIE Fincance Richemont Class A                               14,158      228,903
Clariant AG (a)                                               3,936       36,031
Credit Suisse Group                                          32,441      853,805
Gebruder Sulzer AG                                              133   $   18,582
Givaudan                                                        264      111,092
Holcim Ltd.                                                   3,830      141,517
Kuoni Reisen Holding                                            113       29,031
Logitech International                                        1,222       45,829
Lonza AG                                                      1,361       62,295
Nestle SA                                                    10,854    2,239,632
Nobel Biocare Holding AG                                        668       44,228
Novartis AG                                                  64,590    2,555,848
Roche Holding AG                                             18,969    1,487,916
Roche Holdings AG Genusss                                       863      106,079
Serono                                                          193      113,416
SGS Soc Gen Surveillance                                        138       53,894
Stmicroelectronics NV                                        15,859      332,545
Swiss Reinsurance                                             8,658      479,704
Swisscom AG                                                     738      209,760
Syngenta AG                                                   3,122      156,497
Synthes-Stratec Inc.                                            127       91,226
The Swatch Group AG                                           2,365       43,038
The Swatch Group AG Class B                                   1,026       92,977
UBS AG                                                       32,346    1,799,322
Unaxis Holding AG                                               373       30,359
Zurich Financial Services AG (a)                              3,894      464,273
                                                                      ----------
                                                                       12,262,44
                                                                      ----------
United Kingdom (26.9%)
3I Group PLC                                                 16,196      151,001
Aegis Group PLC                                              32,680       42,737
AMEC PLC                                                      8,402       36,048
Amvescap PLC                                                 17,175      118,467
ARM Holdings (a)                                             29,885       33,041
Associated British Ports Holdings PLC                         9,756       63,913
Astrazeneca PLC                                              46,588    1,868,116
Aviva PLC                                                    61,174      424,731
BAA PLC                                                      29,981      242,666
BAE Systems PLC                                              81,566      191,799
Barclays PLC                                                175,807    1,305,486
Barratt Developments PLC                                      6,776       48,304
BBA Group PLC                                                14,364       49,302
Berkeley Group                                                3,539       43,836
BG Group PLC                                                 96,202      426,238
BHP Billiton PLC                                             65,047      342,406
BICC PLC                                                     11,946       38,046
BOC Group PLC                                                12,905      165,570
Boots Group PLC                                              23,474      251,201
BP Amoco PLC                                                600,905    4,167,129
BPB PLC                                                      13,757       69,692
Brambles Industries PLC                                      21,292       57,621
British Airways PLC (a)                                      15,321       38,302
British American Tobacco                                     44,499      504,831
British Land Co. PLC                                         14,168      112,396
British Sky Broadcasting PLC (a)                             34,227      379,261
BT Group PLC                                                233,452      784,908

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                            Shares       Value
                                                          ---------   ----------

Common Stocks (Cont.)

United Kingdom (Cont.)
Bunzl PLC                                                    13,686   $   95,925
Cable & Wireless PLC                                         62,576      116,684
Cadbury Schweppes PLC                                        56,414      333,268
Canary Wharf Finance PLC (a)                                 14,131       59,695
Capita A Group PLC                                           18,672       69,634
Carlton Communications PLC                                   18,792       46,980
Carnival PLC                                                  4,734      143,815
Cattle's Holdings PLC                                         9,132       48,899
Celltech Group PLC (a)                                        7,735       43,780
Centrica PLC                                                114,114      330,946
Chub PLC                                                     27,182       33,865
Close Brothers Group PLC                                      4,157       44,931
Cobham PLC                                                    2,564       48,885
Compass Group PLC                                            62,014      334,371
Daily Mail & General NV                                       8,451       79,489
Diageo PLC                                                   85,025      907,767
Electrocomponents PLC                                        12,401       66,404
EMAP PLC                                                      6,902       97,436
EMI Group PLC                                                22,028       44,346
Enterprise Inns PLC                                           4,918       65,897
Exel PLC                                                      8,270       84,883
First Group                                                  13,398       59,694
FKI Babcock                                                  19,702       25,928
Friends Provident PLC                                        41,057       76,897
GKN PLC                                                      20,220       74,239
GlaxoSmithKline PLC                                         161,553    3,260,355
Granada PLC                                                  79,585      119,508
Great Portland Estates PLC                                    8,358       31,997
Great Universal Stores                                       27,140      304,091
Hammerson PLC                                                 8,693       71,078
Hanson PLC                                                   19,948      111,178
Hays PLC                                                     47,484       75,222
HBOS PLC                                                    101,716    1,316,757
Hilton Group PLC                                             47,168      143,215
HSBC Holdings PLC                                           287,698    3,399,173
IMI PLC                                                      10,975       54,331
Imperial Chemical Industries                                 32,444       65,717
Imperial Tobacco Group PLC                                   19,800      353,848
Intercontinental Hotels Group (a)                            20,563      145,908
International Power PLC (a)                                  30,481       65,011
Invensys PLC                                                 93,894       31,763
J Sainsbury PLC                                              39,661      166,234
Johnson Matthey Public Ltd.                                   6,371       92,831
Kelda Group PLC                                              11,353       80,089
Kidde PLC                                                    23,865       33,474
Kingfisher PLC (a)                                           71,733      328,181
Land Securities Group                                        12,517      161,418
Legal and General PLC                                       175,361      243,072
Liberty International PL                                      7,551       77,191
Lloyds TSB Group PLC                                        148,762    1,056,176
Logica PLC                                                   21,951       51,889
Man E D & F Group                                             7,731      152,577
Marks & Spencer Group PLC                                    61,912      322,583
MFI Furniture Group PLC                                      17,686   $   48,884
Misys PLC                                                    16,821       71,336
Mitchells & Butlers PLC (a)                                  22,037       85,002
National Grid Transco PLC                                    83,539      566,571
New Dixons Group PLC                                         53,152      115,776
Next PLC                                                      8,147      138,000
Novar PLC                                                    15,082       30,487
Nycomed Amersham PLC Class A                                 19,210      144,153
Pearson PLC                                                  21,811      203,711
Penninsular & Orient Steam Navigation                        21,151       82,020
Persimmon PLC                                                 7,040       55,413
Pilkington PLC                                               34,144       37,327
Provident Financial PLC                                       7,546       79,382
Prudential PLC                                               53,664      324,992
Rank Group PLC                                               17,010       69,892
Reckitt Benckiser PLC                                        16,044      294,402
Reed International PLC                                       35,115      292,188
Rentokil Initial PLC                                         52,949      165,355
Reuters Group PLC                                            39,934      115,814
Rexam PLC                                                    12,367       77,752
Rio Tinto PLC                                                28,785      541,495
RMC Group PLC                                                 7,401       56,392
Rolls Royce Group                                            40,086       84,835
Royal Bank of Scotland Group PLC                             73,988    2,075,552
Royal Sun Alliance Insurance Group PLC                       40,222       92,092
Sabmiller PLC                                                21,835      146,196
Safeway PLC                                                  28,690      121,908
Sage Group PLC                                               34,047       91,016
Schroders PLC                                                 3,763       39,104
Scottish & Newcastle PLC                                     21,512      130,100
Scottish & Southern Energy PLC                               23,224      239,136
Scottish Power PLC                                           49,345      296,393
Serco Group                                                  12,989       34,341
Severn Trent PLC                                              9,461      106,787
Shell Transport & Trading                                   258,280    1,704,803
Signet Group PLC                                             48,078       71,601
Slough Estates PLC                                           12,529       70,656
Smith & Nephew PLC                                           25,558      146,873
Smiths Group PLC                                             14,883      172,651
SSL International PLC                                         6,445       31,161
Stagecoach Holdings                                          33,082       33,846
Tate & Lyle PLC                                              12,603       71,229
Taylor Woodrow PLC                                           15,219       50,478
Tesco PLC                                                   195,034      705,624
TI Automotive Ltd. (a)(b)                                    12,271           --
Tomkins PLC                                                  20,632       77,284
Unichem PLC                                                   7,225       59,045
Unilever PLC                                                 74,542      593,501
United Business Media                                         9,640       48,200
United Utilities PLC                                         16,016      155,666
Vodafone Group PLC                                        1,842,693    3,603,253
Whitebread Holding PLC                                        8,452       94,561
William Hill PLC                                              9,795       46,146

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares       Value
                                                          -------   ------------

Common Stocks (Cont.)

United Kingdom (Cont.)
Wimpey (George) PLC                                        10,939   $     53,250
Wolseley PLC                                               15,931        176,199
WPP Group PLC                                              31,204        244,584
                                                                    ------------
                                                                      42,870,988
                                                                    ------------
Total Common Stocks
(cost $207,640,888)                                                  156,859,345
                                                                    ------------
Preferred Stocks (0.5%)

Australia (0.2%)
News Corp. Ltd. PFD                                        55,699        343,288
                                                                    ------------
Germany (0.3%)
Henkel Preference Shares                                    1,636        101,281
Porsche NV PFD                                                230         97,460
Prosieben Media AG PFD                                      2,542         16,931
RWE AG PFD                                                    901         24,253
Volkswagen AG PFD                                           2,887         86,562
Wella AG                                                      584         42,585
                                                                    ------------
                                                                         369,072
                                                                    ------------
Total Preferred Stocks
(cost $881,179)                                                          712,360
                                                                    ------------
Government Agency Securities (0.1%)

Federal National Mortgage Association (c)
0.992%, 07/09/2003                                       $150,000   $    149,968
                                                                    ------------
Total Government Agency Securities
(cost $149,960)                                                          149,968
                                                                    ------------

                                                        Principal
                                                          amount        Value
                                                        ---------   ------------
Repurchase Agreement (0.4%)
Investors Triparty Repurchase
   Agreements (c) (d)
   0.790% to be repurchased at
   $686,537 on 07/01/2003                                686,522         686,522
                                                                    ------------
Total Repurchase Agreement
(cost $686,522)                                                          686,522
                                                                    ------------
TOTAL INVESTMENTS (99.3%)
(cost $209,358,549)                                                  158,408,195

CASH AND OTHER ASSETS, NET OF LIABILITIES
   (0.7%) (c)                                                          1,175,917
                                                                    ------------
NET ASSETS (100.0%)                                                 $159,584,112
                                                                    ============

INTERNATIONAL FUND INDUSTRY CLASSES

                        Industry                               Value        %
--------------------------------------------------------   ------------   -----
Banks                                                      $ 22,783,481    14.3
Communications                                               18,751,376    11.8
Consumer Goods & Services                                    17,155,006    10.7
Mining & Refining                                            16,294,386    10.2
Health Care                                                  15,268,300     9.6
Machinery, Manufacturing, & Construction                     14,055,076     8.8
Real Estate & Other Financial                                13,603,057     8.5
Transportation                                               10,517,739     6.6
Agriculture, Foods, & Beverage                                7,992,047     5.0
Retail                                                        6,870,240     4.3
Utilities & Energy                                            6,343,574     4.0
Chemicals                                                     4,357,564     2.7
Insurance                                                     3,273,787     2.1
Other                                                           306,072     0.2
                                                           ------------   -----
Total Stocks                                                157,571,705    98.8
Short-term Investments                                          836,490     0.5
Cash and Other Assets, net of Liabilities                     1,175,917     0.7
                                                           ------------   -----
Net Assets                                                 $159,584,112   100.0%
                                                           ============   =====

(a)  Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, this security had no market value.
(c) At June 30, 2003, these securities have been pledged to cover, in whole or in part, initial margin requirements for open future contracts.
(d) Repurchase agreement is fully collaterized by U.S. Treasury or Government Agency Securities.

Approximately 33.8% of the total investments are denominated in the Euro, followed by 23.3% in the British Pound, 20.3% in the Japanese Yen, 7.4% in the Swiss Franc, 5.1% in the Australian Dollar and 4.5% in the United States Dollar. The remaining investment securities, representing 5.6% of total investments are denominated in six currencies, each of which represents less than 1.9% of total investments.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                           Shares       Value
                                                         ---------   -----------
Investment in Mutual Funds (99.7%)
State Farm Variable Product Trust Bond
   Fund (39.0%)                                          2,272,317   $24,245,619
State Farm Variable Product Trust Large
   Cap Equity Index Fund (60.7%)                         3,800,206    37,698,042
                                                                     -----------
Total Investment in Mutual Funds
(cost $71,016,630)                                                    61,943,661
                                                                     -----------
Short-term Investments (0.1%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                              49,959   $    49,959
                                                                     -----------
Total Short-term Investments
(cost $49,959)                                                            49,959
                                                                     -----------
TOTAL INVESTMENTS (99.8%)
(cost $71,066,589)                                                    61,993,620
OTHER ASSETS, NET OF LIABILITIES (0.2%)                                  136,728
                                                                     -----------
NET ASSETS (100.0%)                                                  $62,130,348
                                                                     ===========

                See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------

Corporate Bonds (64.8%)

Aerospace/Defense (0.6%)
General Dynamics Corp.
3.000%, 05/15/2008                                      $1,000,000   $ 1,006,298
                                                                     -----------
Agriculture, Foods, & Beverage (6.8%)
Coca-Cola
4.000%, 06/01/2005                                       1,000,000     1,046,516
Sysco Corp.
4.750%, 07/30/2005                                       1,000,000     1,061,561
Kellogg Co.
6.000%, 04/01/2006                                       1,000,000     1,102,419
General Mills Inc.
5.125%, 02/15/2007                                       1,000,000     1,089,326
Dean Foods Co.
8.150%, 08/01/2007                                       1,000,000     1,110,000
Sara Lee Corp.
2.750%, 06/15/2008                                       1,000,000       990,940
Campbell Soup Co.
6.750%, 02/15/2011                                       1,000,000     1,180,993
HJ Heinz Co.
6.625%, 07/15/2011                                       1,000,000     1,178,818
ConAgra Foods Inc.
6.750%, 09/15/2011                                       1,000,000     1,170,732
Kraft Foods Inc.
5.625%, 11/01/2011                                       1,000,000     1,089,670
                                                                     -----------
                                                                      11,020,975
                                                                     -----------
Automotive (1.1%)
General Motors Corp.
7.200%, 01/15/2011                                       1,000,000     1,007,926
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                       1,000,000       730,000
                                                                     -----------
                                                                       1,737,926
                                                                     -----------
Building Materials & Construction (4.1%)
Masco Corp.
6.125%, 09/15/2003                                         750,000       756,676
Vulcan Materials Co.
5.750%, 04/01/2004                                       2,000,000     2,063,256
Masco Corp.
6.750%, 03/15/2006                                         500,000       556,130
York International Corp.
6.625%, 08/15/2006                                       1,000,000     1,080,064
Hanson Australia Funding
5.250%, 03/15/2013                                       1,000,000     1,024,362
Leggett & Platt Inc.
4.700%, 04/01/2013                                       1,000,000     1,039,773
                                                                     -----------
                                                                       6,520,261
                                                                     -----------
Chemicals (6.1%)
Rohm & Haas Co.
6.950%, 07/15/2004                                       2,000,000     2,103,352
PPG Industries Inc.
6.750%, 08/15/2004                                      $2,000,000   $ 2,094,818
Praxair Inc.
6.900%, 11/01/2006                                       1,000,000     1,123,717
The Dow Chemical Co.
5.750%, 12/15/2008                                       1,000,000     1,096,974
Great Lakes Chemical Corp.
7.000%, 07/15/2009                                       2,000,000     2,359,780
EI du Pont de Nemours and Co.
4.125%, 03/06/2013                                       1,000,000     1,004,526
                                                                     -----------
                                                                       9,783,167
                                                                     -----------
Computers (0.7%)
International Business Machines Corp.
4.125%, 06/30/2005                                       1,000,000     1,053,125
                                                                     -----------
Consumer & Marketing (6.4%)
Mattel Inc.
6.000%, 07/15/2003                                         425,000       425,119
Colgate Palmolive Co.
6.000%, 08/15/2003                                       1,000,000     1,005,738
The Procter & Gamble Co.
5.250%, 09/15/2003                                         300,000       302,556
4.000%, 04/30/2005                                       1,000,000     1,046,854
The Gillette Co.
4.000%, 06/30/2005                                       1,000,000     1,049,269
Hasbro Inc.
5.600%, 11/01/2005                                       2,000,000     2,052,500
Steelcase Inc.
6.375%, 11/15/2006                                       1,000,000     1,057,495
Newell Rubbermaid Inc.
4.625%, 12/15/2009                                       1,000,000     1,059,608
Unilever Capital Corp.
7.125%, 11/01/2010                                       1,000,000     1,211,571
Clorox Co.
6.125%, 02/01/2011                                       1,000,000     1,149,017
                                                                     -----------
                                                                      10,359,727
                                                                     -----------
Electronic/Electrical Mfg. (1.7%)
Emerson Electric Co.
5.500%, 09/15/2008                                         500,000       562,631
5.750%, 11/01/2011                                       1,000,000     1,121,346
General Electric Co.
5.000%, 02/01/2013                                       1,000,000     1,056,257
                                                                     -----------
                                                                       2,740,234
                                                                     -----------
Financial Services (4.9%)
General Electric Capital Corp.
4.250%, 01/28/2005                                       1,000,000     1,044,670
Toyota Motor Credit
5.650%, 01/15/2007                                       1,000,000     1,107,086

                See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------

Corporate Bonds (Cont.)

Financial Services (Cont.)
JP Morgan Chase & Co.
5.350%, 03/01/2007                                      $1,000,000   $ 1,094,993
Citigroup Inc.
5.000%, 03/06/2007                                       1,000,000     1,088,119
General Motors Acceptance Corp.
6.150%, 04/05/2007                                       1,500,000     1,563,628
Bank One Corp.
2.625%, 06/30/2008                                       1,000,000       983,127
Ford Motor Credit Co.
7.375%, 02/01/2011                                       1,000,000     1,033,872
                                                                     -----------
                                                                       7,915,495
                                                                     -----------
Forest Products & Paper (2.1%)
Westvaco Corp.
6.850%, 11/15/2004                                       1,000,000     1,059,687
International Paper Co.
7.875%, 08/01/2006                                       1,000,000     1,151,481
Weyerhaeuser Co.
6.125%, 03/15/2007                                       1,000,000     1,106,201
                                                                     -----------
                                                                       3,317,369
                                                                     -----------
Health Care (3.6%)
Merck & Co. Inc.
4.125%, 01/18/2005                                       1,000,000     1,037,845
American Home Products
6.250%, 03/15/2006                                       1,000,000     1,108,834
Eli Lilly & Co.
2.900%, 03/15/2008                                       1,000,000     1,007,116
Abbott Laboratories
5.400%, 09/15/2008                                         500,000       561,003
Merck & Co. Inc.
4.375%, 02/15/2013                                       1,000,000     1,035,187
Becton Dickinson & Co.
4.550%, 04/15/2013                                       1,000,000     1,037,536
                                                                     -----------
                                                                       5,787,521
                                                                     -----------
Machinery & Manufacturing (8.1%)
Parker Hannifin Corp.
5.650%, 09/15/2003                                       1,500,000     1,512,396
Deere & Co.
6.550%, 07/15/2004                                       2,000,000     2,099,432
3M Co.
4.150%, 06/30/2005                                       1,000,000     1,052,606
Ingersoll Rand
6.250%, 05/15/2006                                       1,000,000     1,110,930
Cooper Industries Inc.
5.250%, 07/01/2007                                       1,000,000     1,083,320
TRW Inc.
6.730%, 07/11/2007                                         900,000     1,012,954
Dover Corp.
6.250%, 06/01/2008                                       1,425,000     1,641,302
BF Goodrich Co.
6.600%, 05/15/2009                                      $1,000,000   $ 1,093,345
Honeywell International Inc.
7.500%, 03/01/2010                                       1,000,000     1,221,971
Caterpillar Inc.
6.550%, 05/01/2011                                       1,000,000     1,182,170
                                                                     -----------
                                                                      13,010,426
                                                                     -----------
Media & Broadcasting (2.7%)
Tribune Co.
5.750%, 09/15/2003                                         500,000       504,206
New York Times
5.000%, 10/08/2003                                         500,000       504,671
Gannett Co.
4.950%, 04/01/2005                                       1,000,000     1,057,014
The Walt Disney Co.
5.500%, 12/29/2006                                       1,000,000     1,090,221
Knight-Ridder Inc.
7.125%, 06/01/2011                                       1,000,000     1,203,835
                                                                     -----------
                                                                       4,359,947
                                                                     -----------
Mining & Metals (2.0%)
ALCOA Inc.
6.125%, 06/15/2005                                         500,000       542,907
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008                                       1,000,000       981,673
Alcan Inc.
6.450%, 03/15/2011                                         500,000       578,766
BHP Billiton Finance
4.800%, 04/15/2013                                       1,000,000     1,042,636
                                                                     -----------
                                                                       3,145,982
                                                                     -----------
Oil & Gas (2.7%)
BP Capital Markets PLC
4.000%, 04/29/2005                                       1,000,000     1,045,074
ChevronTexaco
3.500%, 09/17/2007                                       1,000,000     1,039,220
Conoco Funding Co.
6.350%, 10/15/2011                                       1,000,000     1,168,076
National Fuel Gas Co.
5.250%, 03/01/2013                                       1,000,000     1,040,132
                                                                     -----------
                                                                       4,292,502
                                                                     -----------
Retailers (1.6%)
Albertsons Inc.
6.550%, 08/01/2004                                       1,000,000     1,041,986
Wal-Mart Stores Inc.
6.550%, 08/10/2004                                       1,000,000     1,057,047
5.450%, 08/01/2006                                         500,000       552,133
                                                                     -----------
                                                                       2,651,166
                                                                     -----------

                See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2003
                                   (Unaudited)

                                                       Principal
                                                        amount         Value
                                                      ----------   ------------

Corporate Bonds (Cont.)

Telecom & Telecom Equipment (5.0%)
Vodafone Group PLC
7.625%, 02/15/2005                                    $1,000,000   $  1,094,973
AT&T Corp.
7.000%, 05/15/2005                                     1,000,000      1,074,572
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                                     1,000,000      1,091,347
Deutsche Telekom International Financial
8.250%, 06/15/2005                                     2,000,000      2,230,256
WorldCom Inc. (a)
8.000%, 05/15/2006                                     1,000,000        295,000
Cingular Wireless
5.625%, 12/15/2006                                     1,000,000      1,096,120
Verizon Wireless
5.375%, 12/15/2006                                     1,000,000      1,098,344
                                                                   ------------
                                                                      7,980,612
                                                                   ------------
Utilities & Energy (4.7%)
Carolina Power & Light Co.
7.875%, 04/15/2004                                     1,000,000      1,050,346
Southwestern Electric Power
4.500%, 07/01/2005                                     1,000,000      1,038,442
Duke Energy Field Services
7.500%, 08/16/2005                                       500,000        546,752
Public Service Co. of Colorado
7.125%, 06/01/2006                                     2,000,000      2,266,084
Virginia Electric & Power
5.375%, 02/01/2007                                     1,000,000      1,092,082
Georgia Power
4.875%, 07/15/2007                                     1,000,000      1,078,116
Duke Energy Corp.
6.250%, 01/15/2012                                       500,000        560,298
                                                                   ------------
                                                                      7,632,120
                                                                   ------------
Total Corporate Bonds
(cost $97,745,117)                                                  104,314,853
                                                                   ------------
Taxable Municipal Bonds (0.6%)

New Jersey State Turnpike Authority
2.840%, 01/01/2008                                     1,000,000      1,000,000
                                                                   ------------
Total Taxable Municipal Bonds
(cost $1,000,000)                                                     1,000,000
                                                                   ------------
Government Agency Securities (14.0%)

Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                                     2,000,000      2,054,744
5.250%, 01/15/2006                                     5,000,000      5,442,950
5.125%, 10/15/2008                                     4,000,000      4,469,212
6.625%, 09/15/2009                                    $2,000,000   $  2,400,352

Federal National Mortgage Association
5.250%, 06/15/2006                                     1,000,000      1,098,136
7.125%, 03/15/2007                                     2,000,000      2,355,720
6.625%, 10/15/2007                                     2,000,000      2,344,482
6.625%, 09/15/2009                                     2,000,000      2,399,632
                                                                   ------------
Total Government Agency Securities
(cost $20,079,689)                                                   22,565,228
                                                                   ------------
U.S. Treasury Obligations (11.9%)

U.S. Treasury Notes
5.750%, 11/15/2005                                     3,200,000      3,521,875
7.000%, 07/15/2006                                     2,000,000      2,311,562
3.500%, 11/15/2006                                     5,000,000      5,270,510
6.625%, 05/15/2007                                     3,000,000      3,509,766
5.500%, 02/15/2008                                     2,000,000      2,278,828
5.625%, 05/15/2008                                     2,000,000      2,292,812
                                                                   ------------
Total U.S. Treasury Obligations
(cost $17,894,618)                                                   19,185,353
                                                                   ------------

                                                       Shares or
                                                       principal
                                                        amount         Value
                                                      ----------   ------------

Short-term Investments (8.7%)
General Electric Capital Corp.,
   0.900%, 07/02/2003                                 $2,000,000   $  1,999,950
Household Finance Corp.,
   1.220%, 07/21/2003                                  4,000,000      4,000,000
Citicorp,
   1.030%, 08/18/2003                                  2,000,000      1,999,647
JP Morgan 100% US Treasury
   Securities Money Market Fund                        6,007,176      6,007,176
                                                                   ------------
Total Short-term Investments
(cost $14,006,773)                                                   14,006,773
                                                                   ------------
TOTAL INVESTMENTS (100.1%)
(cost $150,726,197)                                                 161,072,207

LIABILITIES, NET OF OTHER ASSETS (-0.1%)                               (154,562)
                                                                   ------------
NET ASSETS (100.0%)                                                $160,917,645
                                                                   ============

(a) Worldcom, Inc. filed for Chapter 11 bankruptcy protection on July 21, 2002, and is currently in default.

                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2003
                                   (Unaudited)

                                                       Shares or
                                                       principal
                                                        amount         Value
                                                      -----------   -----------

Short-term Investments (100.1%)

Agriculture, Foods, & Beverage (5.1%)
Coca-Cola
1.190%, 07/28/2003                                    $ 2,850,000   $ 2,847,456
                                                                    -----------
Automotive (10.0%)
New Center Asset Trust
0.920%, 09/08/2003                                      2,800,000     2,795,063
FCAR Owner Trust Series I
0.950%, 09/15/2003                                      2,800,000     2,794,384
                                                                    -----------
                                                                      5,589,447
                                                                    -----------
Chemicals (5.0%)
EI du Pont de Nemours and Co.
0.960%, 08/20/2003                                      2,815,000     2,811,247
                                                                    -----------
Commercial Service/Supply (5.0%)
Pitney Bowes Inc.
1.200%, 07/07/2003                                      2,815,000     2,814,437
                                                                    -----------
Computers (4.5%)
International Business Machines Corp.
1.200%, 09/05/2003                                      1,000,000       997,800
1.250%, 09/05/2003                                      1,500,000     1,496,563
                                                                    -----------
                                                                      2,494,363
                                                                    -----------
Financial Services (35.3%)
ChevronTexaco Funding Corp.
1.200%, 07/07/2003                                      2,830,000     2,829,434
American Honda Finance Corp.
1.080%, 07/09/2003                                      2,800,000     2,799,328
Caterpillar Financial Services Corp.
1.190%, 07/10/2003                                      2,820,000     2,819,161
Toyota Motor Credit Corp.
1.200%, 07/11/2003                                      2,800,000     2,799,067
Household Finance Corp.
1.220%, 07/21/2003                                      2,835,000     2,833,079
General Electric Capital Corp.
1.030%, 08/11/2003                                      2,800,000     2,796,715
Citicorp
1.030%, 08/18/2003                                      2,780,000     2,776,182
                                                                    -----------
                                                                     19,652,966
                                                                    -----------
Government Agency Securities (6.2%)
Federal National Mortgage Association
0.950%, 07/16/2003                                        988,000       987,609
0.970%, 07/31/2003                                      2,500,000     2,497,979
                                                                    -----------
                                                                      3,485,588
                                                                    -----------
Health Care (19.5%)
Schering Plough Corp.
1.190%, 07/17/2003                                      1,000,000       999,471
1.210%, 08/08/2003                                      1,500,000     1,498,084
Pfizer Inc.
0.900%, 08/15/2003                                    $ 2,790,000   $ 2,786,861
Merck & Co. Inc.
1.000%, 09/10/2003                                      2,790,000     2,784,497
Johnson & Johnson (a)
1.190%, 09/22/2003                                      1,500,000     1,495,885
0.900%, 10/15/2003                                      1,320,000     1,316,502
                                                                    -----------
                                                                     10,881,300
                                                                    -----------
Regulated Investment Companies (4.5%)
JP Morgan Vista Treasury Plus Money Market Fund         2,501,042     2,501,042
                                                                    -----------
Telecom & Telecom Equipment (5.0%)
BellSouth Corp.
1.000%, 07/02/2003                                      2,790,000     2,789,923
                                                                    -----------
Total Short-term Investments
(cost $55,867,769)                                                   55,867,769
                                                                    -----------
TOTAL INVESTMENTS (100.1%)
(cost $55,867,769)                                                   55,867,769

LIABILITIES, NET OF OTHER ASSETS, (-0.1%)                               (45,855)
                                                                    -----------
NET ASSETS (100.0%)                                                 $55,821,914
                                                                    ===========

(a) Securities exempt from registration under Section4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $2,812,387 or 5.04% of net assets.

                 See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                        STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                                       Large Cap     Small Cap  International  Stock & Bond                 Money
                                                     Equity Index  Equity Index  Equity Index    Balanced       Bond        Market
                                                         Fund          Fund          Fund          Fund         Fund         Fund
                                                     ------------  ------------ -------------  ------------  -----------  ----------
Assets
   Investments in securities

      At identified cost                             $413,764,197  177,928,217   209,358,549    71,066,589   150,726,197  55,867,769
                                                     ============  ===========   ===========    ==========   ===========  ==========
      At value                                       $331,700,902  162,234,571   158,408,195    61,993,620   161,072,207  55,867,769
   Cash                                                       714           55            --            --            --          --
     Foreign currencies at value (cost $687,463)               --           --       680,043            --            --          --
     Receivable for:
      Dividends and interest                              398,057      173,785       515,753            --     2,011,647       1,376
      Shares of the Fund sold                             490,825      184,067       142,345       136,728        73,393      35,719
      Securities sold                                          --   27,564,559        11,299            --            --          --
      Due from broker                                       2,043           --            --            --            --          --
      Expense cap reimbursement                                --        4,128        22,480        18,912            --          --
      Variation margin                                         --       12,804       249,699            --            --          --
     Prepaid expenses                                       3,093        1,453         6,580           636         1,872         792
                                                     ------------  -----------   -----------    ----------   -----------  ----------
      Total assets                                    332,595,634  190,175,422   160,036,394    62,149,896   163,159,119  55,905,656
                                                     ------------  -----------   -----------    ----------   -----------  ----------
Liabilities and Net Assets
   Payable for:
      Shares of the Fund redeemed                              --           --            --            --            --       4,094
      Securities purchased                                     --   27,736,251        57,394            --     1,999,780          --
      Securities sold short, at value (proceeds of
         $2,043)                                            2,043           --            --            --            --          --
      Manager                                             221,025      164,642       279,035           912       203,149      58,873
   Accrued liabilities                                     79,876       87,936       115,853        18,636        38,545      20,775
                                                     ------------  -----------   -----------    ----------   -----------  ----------
      Total Liabilities                                   302,944   27,988,829       452,282        19,548     2,241,474      83,742
                                                     ------------  -----------   -----------    ----------   -----------  ----------
   Net assets applicable to shares outstanding
      of common stock                                $332,292,690  162,186,593   159,584,112    62,130,348   160,917,645  55,821,914
                                                     ------------  -----------   -----------    ----------   -----------  ----------
   Fund shares outstanding                             33,493,478   18,615,741    18,842,255     5,830,235    15,084,912  55,821,914
   Net asset value, offering price and
      redemption price per share                     $       9.92         8.71          8.47         10.66         10.67        1.00
                                                     ============  ===========   ===========    ==========   ===========  ==========
Analysis of Net Assets
   Paid-in-capital                                   $432,951,217  182,975,995   212,815,979    68,900,749   150,406,456  55,821,914
   Accumulated net realized gain (loss)               (20,568,068)  (5,682,917)   (4,393,839)      179,215       165,179          --
   Net unrealized appreciation (depreciation)         (82,282,382) (15,761,877)  (50,953,582)   (9,072,969)   10,346,010          --
   Undistributed net investment income                  2,191,923      655,392     2,115,554     2,123,353            --          --
                                                     ------------  -----------   -----------    ----------   -----------  ----------
   Net assets applicable to shares outstanding       $332,292,690  162,186,593   159,584,112    62,130,348   160,917,645  55,821,914
                                                     ============  ===========   ===========    ==========   ===========  ==========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS
                         Six months ended June 30, 2003
                                   (Unaudited)

                                                             Large Cap    Small Cap    International Stock & Bond             Money
                                                            Equity Index Equity Index  Equity Index    Balanced      Bond    Market
                                                                Fund         Fund          Fund          Fund        Fund     Fund
                                                            ------------ ------------  ------------- ------------  --------- -------
Investment Income:
   Dividends                                                $ 2,579,732      859,739     3,021,641      496,222           --      --
   Interest                                                      48,796       27,439         2,165          652    3,748,058 350,207
                                                            -----------   ----------    ----------    ---------    --------- -------
                                                              2,628,528      887,178     3,023,806      496,874    3,748,058 350,207
   Less: foreign withholding taxes                                   --          483       370,166           --           --      --
                                                            -----------   ----------    ----------    ---------    --------- -------
      Total investment income                                 2,628,528      886,695     2,653,640      496,874    3,748,058 350,207

Expenses:
   Investment advisory and management fees                      384,323      277,193       394,829           --      379,587 112,031
   Reports to shareowners                                        33,914       39,764        31,299        9,759       17,242   9,135
   Professional fees                                             18,685       19,452        21,391        7,118       13,979   9,288
   License index fees                                            14,876        4,959         4,959           --           --      --
   Security valuation fees                                        4,787       16,513        23,257           --        4,643      --
   Trustees' fees                                                 4,663        2,191         2,183          909        2,577     911
   ICI dues                                                       2,398        1,160         1,234          404        1,347     527
   Fidelity bond expense                                            700          333           310          194          296     116
   Registration fees                                                267          267           267          267          127     128
   Custodian fees                                                    --           --        84,862          348        1,258   1,279
   Fund accounting expense                                           --           --        27,250           --           --      --
                                                            -----------   ----------    ----------    ---------    --------- -------
      Total expenses                                            464,613      361,832       591,841       18,999      421,056      --
      Less: expense reimbursement from Manager                       --       15,418        53,439       18,999           --      --
                                                            -----------   ----------    ----------    ---------    --------- -------
      Net expenses                                              464,613      346,414       538,402           --      421,056 133,415
                                                            -----------   ----------    ----------    ---------    --------- -------
Net investment income                                         2,163,915      540,281     2,115,238      496,874    3,327,002 216,792

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments            (128,914)  (1,031,247)   (1,143,248)       7,355       43,233      --
   Net realized gain on forward foreign currency contracts           --           --       223,313           --           --      --
   Net realized gain on foreign currency transactions                --           --        26,121           --           --      --
   Net realized gain on futures contracts                       761,453      552,343            --           --           --      --
   Net unrealized gain (loss) on open futures contracts         (28,257)      16,134       (18,497)          --           --      --
   Change in net unrealized appreciation on investments
      and foreign currency transactions                      31,209,445   23,586,456    12,325,391    4,287,361    2,476,025      --
                                                            -----------   ----------    ----------    ---------    --------- -------
Net realized and unrealized gain on investments              31,813,727   23,123,686    11,413,080    4,294,716    2,519,258      --
                                                            -----------   ----------    ----------    ---------    --------- -------
Net change in net assets resulting from operations          $33,977,642   23,663,967    13,528,318    4,791,590    5,846,260 216,792
                                                            ===========   ==========    ==========    =========    ========= =======

                See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Large Cap                   Small Cap
                                                                   Equity Index                Equity Index
                                                                       Fund                        Fund
                                                           --------------------------   --------------------------
Six months ended June 30, 2003, (unaudited) and the Year
ended December 31, 2002                                        2003          2002           2003           2002
--------------------------------------------------------   ------------   -----------   ------------   -----------
From operations:
   Net investment income                                   $  2,163,915     4,010,321        540,281     1,369,115
   Net realized gain (loss)                                     632,539   (14,612,996)      (478,904)   (3,796,120)
   Change in net unrealized appreciation or depreciation     31,181,188   (68,132,114)    23,602,590   (31,912,210)
                                                           ------------   -----------   ------------   -----------
Net change in net assets resulting from operations           33,977,642   (78,734,789)    23,663,967   (34,339,215)

Distributions to shareowners from:
   Net investment income                                             --    (4,022,508)            --    (1,368,439)
   Net realized gain                                                 --            --             --            --
                                                           ------------   -----------   ------------   -----------
Total distributions to shareowners                                   --    (4,022,508)            --    (1,368,439)

From Fund share transactions:
   Proceeds from shares sold                                 17,435,655    39,853,003      5,916,124    15,793,136
   Reinvestment of distributions                                     --     4,022,508             --     1,368,439
                                                           ------------   -----------   ------------   -----------
                                                             17,435,655    43,875,511      5,916,124    17,161,575
   Less payments for shares redeemed                          3,181,434     8,364,809      1,549,584     3,396,111
                                                           ------------   -----------   ------------   -----------
Net increase in net assets from Fund share transactions      14,254,221    35,510,702      4,366,540    13,765,464
                                                           ------------   -----------   ------------   -----------
Total increase (decrease) in net assets                      48,231,863   (47,246,595)    28,030,507   (21,942,190)
                                                           ------------   -----------   ------------   -----------
Net assets:
   Beginning of period                                      284,060,827   331,307,422    134,156,086   156,098,678
                                                           ------------   -----------   ------------   -----------
   End of period*                                          $332,292,690   284,060,827   $162,186,593   134,156,086
                                                           ============   ===========   ============   ===========
*Including undistributed net investment income             $  2,191,923        36,277        655,392        69,660
                                                           ============   ===========   ============   ===========
Share Information
   Sold                                                       1,911,884     3,873,690        777,820     1,803,548
   Issued in reinvestment of distributions                           --       447,442             --      1,812,50
   Redeemed                                                    (358,201)     (902,645)      (211,411)     (442,286)
                                                           ------------   -----------   ------------   -----------
Net increase (decrease)                                       1,553,683     3,418,487        566,409     1,542,512
                                                           ============   ===========   ============   ===========

                See accompanying notes to financial statements.

                                                                 International                Stock & Bond
                                                                  Equity Index                  Balanced
                                                                      Fund                        Fund
Six months ended June 30, 2003, (unaudited) and the Year   --------------------------   -----------------------
ended December 31, 2002                                         2003         2002          2003         2002
--------------------------------------------------------   ------------   -----------   ----------   ----------
From operations:
   Net investment income                                      2,115,238     2,180,308      496,874    1,626,510
   Net realized gain (loss)                                    (893,814)     (505,346)       7,355      188,680
   Change in net unrealized appreciation or depreciation     12,306,894   (29,428,410)   4,287,361   (8,372,138)
                                                           ------------   -----------   ----------   ----------
Net change in net assets resulting from operations           13,528,318   (27,753,448)   4,791,590   (6,556,948)

Distributions to shareowners from:
   Net investment income                                             --    (2,221,311)          --   (1,598,894)
   Net realized gain                                                 --            --           --     (206,255)
                                                           ------------   -----------   ----------   ----------
Total distributions to shareowners                                   --    (2,221,311)          --   (1,805,149)

From Fund share transactions:
   Proceeds from shares sold                                  3,917,370    12,935,735    3,995,002    7,473,218
   Reinvestment of distributions                                     --     2,221,311           --    1,805,149
                                                           ------------   -----------   ----------   ----------
                                                              3,917,370    15,157,046    3,995,002    9,278,367
   Less payments for shares redeemed                          2,011,099     3,800,855    1,797,380    4,156,981
                                                           ------------   -----------   ----------   ----------
Net increase in net assets from Fund share transactions       1,906,271    11,356,191    2,197,622    5,121,386
                                                           ------------   -----------   ----------   ----------
Total increase (decrease) in net assets                      15,434,589   (18,618,568)   6,989,212   (3,240,711)
                                                           ------------   -----------   ----------   ----------
Net assets:
   Beginning of period                                      144,149,523   162,768,091   55,141,136   58,381,847
                                                           ------------   -----------   ----------   ----------
   End of period*                                          $159,584,112   144,149,523   62,130,348   55,141,136
                                                           ============   ===========   ==========   ==========
*Including undistributed net investment income                2,115,554           316    2,123,353    1,626,479
                                                           ============   ===========   ==========   ==========
Share Information
   Sold                                                         510,115     1,453,776      398,415      696,213
   Issued in reinvestment of distributions                           --       287,363           --      181,604
   Redeemed                                                    (263,243)     (465,937)    (182,632)    (410,680)
                                                           ------------   -----------   ----------   ----------
Net increase (decrease)                                         246,872     1,275,202      215,783      467,137
                                                           ============   ===========   ==========   ==========

                                                                                                 Money
                                                                      Bond                      Market
                                                                      Fund                       Fund
Six months ended June 30, 2003, (unaudited) and the Year   -------------------------   -----------------------
ended December 31, 2002                                        2003         2002          2003         2002
--------------------------------------------------------   -----------   -----------   ----------   ----------
From operations:
   Net investment income                                     3,327,002     6,792,050      216,792      696,818
   Net realized gain (loss)                                     43,233       640,809           --           --
   Change in net unrealized appreciation or depreciation     2,476,025     4,395,845           --           --
                                                           -----------   -----------   ----------   ----------
Net change in net assets resulting from operations           5,846,260    11,828,704      216,792      696,818

Distributions to shareowners from:
   Net investment income                                    (3,327,002)   (6,792,050)    (216,792)    (696,818)
   Net realized gain                                                --      (466,528)          --           --
                                                           -----------   -----------   ----------   ----------
Total distributions to shareowners                          (3,327,002)   (7,258,578)    (216,792)    (696,818)

From Fund share transactions:
   Proceeds from shares sold                                 9,345,166    21,336,315    3,160,210    9,328,543
   Reinvestment of distributions                             3,327,002     7,258,578      216,792      696,818
                                                           -----------   -----------   ----------   ----------
                                                            12,672,168    28,594,893    3,377,002   10,025,361
   Less payments for shares redeemed                         2,378,744     7,924,377    3,741,458    7,375,928
                                                           -----------   -----------   ----------   ----------
Net increase in net assets from Fund share transactions     10,293,424    20,670,516     (364,456)   2,649,433
                                                           -----------   -----------   ----------   ----------
Total increase (decrease) in net assets                     12,812,682    25,240,642     (364,456)   2,649,433
                                                           -----------   -----------   ----------   ----------
Net assets:
   Beginning of period                                     148,104,963   122,864,321   56,186,370   53,536,937
                                                           -----------   -----------   ----------   ----------
   End of period*                                          160,917,645   148,104,963   55,821,914   56,186,370
                                                           ===========   ===========   ==========   ==========
*Including undistributed net investment income                      --            --           --           --
                                                           ===========   ===========   ==========   ==========
Share Information
   Sold                                                        885,323     2,084,743    3,160,210    9,328,543
   Issued in reinvestment of distributions                     314,011       704,998      216,792      696,818
   Redeemed                                                   (225,511)     (770,381)  (3,741,458)  (7,375,928)
                                                           -----------   -----------   ----------   ----------
Net increase (decrease)                                        973,823     2,019,360     (364,456)   2,649,433
                                                           ===========   ===========   ==========   ==========

                See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks(R) (the "S&P 500")/1/ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index(R) (the "Russell 2000")/2/. This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index(R) (the "EAFE Free")/3/. This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Large Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For more information regarding the S&P 500 Index, see the Trust's Statement of Additional Information.

(2) The Russell 2000(R) Small Stock Index is a trademark\Service mark, and Russell (TM) is a trademark, of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. For more information regarding the Russell 2000 Index, see the Trust's Statement of Additional Information.

(3) The EAFE(R) Free Index is the exclusive property of Morgan Stanley Capital International ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the Trust. The International Equity Index Fund is not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty regarding the advisability of investing in the Fund. For more information regarding the EAFE(R) Free Index, see the Trust's Statement of Additional Information.

                        STATE FARM VARIABLE PRODUCT TRUST

2. Significant accounting policies

Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

================================================================================================================
                        Cost of Investments     Gross Unrealized   Gross Unrealized         Net Unrealized
Fund                 for Federal Tax Purposes     Appreciation      (Depreciation)    Appreciation(Depreciation)
                     ------------------------   ----------------   ----------------   --------------------------
Large Cap Fund             $414,270,028            $20,435,974      $(103,005,100)           $(82,569,459)
Small Cap Fund              178,125,485             18,614,732        (34,515,235)            (15,900,503)
International Fund          209,521,285              9,456,316        (60,569,406)            (51,113,090)
Balanced Fund                71,070,772              1,545,341        (10,622,492)             (9,077,151)
Bond Fund                   150,726,197             11,409,555         (1,063,545)             10,346,010
Money Market Fund            55,867,769                     --                 --                      --
================================================================================================================

                        STATE FARM VARIABLE PRODUCT TRUST

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, foreign currency transactions, and short term capital gains.

The tax character of distributions was as follows for the years ended December 31, 2002 and 2001:

===============================
    2002          Balanced Fund
---------------   -------------
Ordinary
   Income           $1,653,280
Long-term
   Capital Gain     $  151,869
                    ----------
Total               $1,805,149
==============================

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

============================================================
2001         Large Cap Fund   Small Cap Fund   Balanced Fund
---------    --------------   --------------   -------------
Ordinary
   Income      $3,436,013        1,486,435       1,558,152
Long-term
   Capital
   Gain        $   33,578           31,110         528,736
               ----------        ---------       ---------
Total          $3,469,591        1,517,545       2,086,888
============================================================

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of ($46,883) and ($720,703) during 2002 and 2001, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2002, was $45,102.

From November 1, 2002 through December 31, 2002, the Large Cap, Small Cap and International Funds incurred approximately $168,204, $30,415 and $255,850 of net realized capital losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2003.

                        STATE FARM VARIABLE PRODUCT TRUST

At December 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

====================================================
Expiration    Large Cap    Small Cap   International
   year         Fund          Fund         Fund
----------   -----------   ---------   -------------
2009         $ 5,969,991   1,196,420     1,984,521
2010         $14,751,658   3,868,103     1,188,671
             -----------   ---------     ---------
Total:       $20,721,649   5,064,523     3,173,192
====================================================

The undistributed net investment income in accordance with federal tax regulations at December 31, 2002 for the International Fund was $45,876. The difference between this amount and the undistributed net investment income reported on the Statements of Assets and Liabilities relates to PFICs.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The realized and unrealized gain or loss resulting from changes in foreign exchange rates is included with realized and unrealized gain or loss from investments for financial reporting purposes.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the Statements of Operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap, Small Cap, and International Funds may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers, spinoffs, etc.

                        STATE FARM VARIABLE PRODUCT TRUST

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory and management fee (computed on a daily basis and paid quarterly) at the following annual rates:

================================================================================
Large Cap Fund                                 .26% of average daily net assets

Small Cap Fund                                 .40% of average daily net assets

International Fund                             .55% of average daily net assets

Balanced Fund                                  None

Bond Fund                                      .50% of average daily net assets

Money Market Fund                              .40% of average daily net assets
================================================================================

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors ("Barclay's") as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Trust's independent trustees.

                        STATE FARM VARIABLE PRODUCT TRUST

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

================================================================================
                                           Six months ended      Year ended
                                            June 30, 2003     December 31, 2002
                                           ----------------   -----------------
Large Cap Fund
   Purchases                                  $15,646,615         44,195,786
   Proceeds from sales                          1,954,241          8,060,528

Small Cap Fund
   Purchases                                   34,343,189         54,820,005
   Proceeds from sales                         29,897,004         41,268,000

International Fund
   Purchases                                    7,141,930         25,387,531
   Proceeds from sales                          4,374,660         13,657,121

Balanced Fund
   Large Cap Fund
      Purchases                                   955,000          7,641,467
      Proceeds from sales                              --            987,000
   Bond Fund
      Purchases                                 1,791,222          2,865,803
      Proceeds from sales                         200,000          4,300,000

Bond Fund
      Purchases                                13,955,320         36,386,176
      Proceeds from sales                       5,392,500         22,354,451
================================================================================

5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at June 30, 2003:

========================================================================================================
                                          Number of     Market                Expiration     Unrealized
Fund                        Type          contracts      Value    Position       month       gain (loss)
------------------   ------------------   ---------   ----------  --------   -------------   -----------
Large Cap Fund       S&P 500 Index           38       $9,246,350    Long     September '03   $(219,087)
Small Cap Fund       Russell 2000 Index      71        4,618,520    Long     September '03     (68,231)
International Fund   Nikkei 300 IX           25          360,400    Long     September '03      13,325
International Fund   DJ Euro Stoxx 50        21          585,279    Long     September '03     (13,872)
International Fund   FTSE 100 IDX             8          529,896    Long     September '03     (17,950)
========================================================================================================

The total notional value of the open positions at June 30, 2003, was $9,465,437, $4,686,751, and $1,494,072 in the Large Cap, Small Cap and International Funds, respectively.

                        STATE FARM VARIABLE PRODUCT TRUST

The International Equity Fund had the following open forward foreign currency contracts at June 30, 2003:

=========================================================================================================
Foreign amount         Currency        Contracts   Settlement date   U.S. Dollar   Unrealized gain (loss)
--------------   -------------------   ---------   ---------------   -----------   ----------------------
     31,696      Euro                      1          08/08/2003        36,359             $1,628
     16,586      Great British Pound       1          08/08/2003        27,299              1,095
  2,267,479      Japanese Yen              1          08/08/2003        18,908                 (7)
                                                                                           ------
                                                                         Total             $2,716
                                                                                           ======
=========================================================================================================

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                      Six months ended      Year ended December 31,      From inception date of
                                                        June 30, 2003   -------------------------------   January 22, 1998 to
                                                         (Unaudited)     2002     2001     2000    1999    December 31, 1998
                                                      ----------------  ------   ------   -----   -----  ----------------------
Net asset value, beginning of period                      $  8.89        11.62    13.36   15.07   12.80          10.00

Income from Investment Operations
   Net investment income (a)                                 0.07         0.13     0.13    0.13    0.20           0.12
   Net gain (loss) on investments (both realized and
      unrealized)                                            0.96        (2.73)   (1.75)  (1.54)   2.40           2.80
                                                          -------       ------   ------   -----   -----          -----
   Total from investment operations                          1.03        (2.60)   (1.62)  (1.41)   2.60           2.92
                                                          -------       ------   ------   -----   -----          -----
Less Distributions
   Net investment income                                       --        (0.13)   (0.12)  (0.13)  (0.20)         (0.12)
   Net realized gain (b)                                       --           --       --   (0.17)  (0.13)            --
                                                          -------       ------   ------   -----   -----          -----
   Total distributions                                         --        (0.13)   (0.12)  (0.30)  (0.33)         (0.12)
                                                          -------       ------   ------   -----   -----          -----
Net asset value, end of period                            $  9.92         8.89    11.62   13.36   15.07          12.80
                                                          =======       ======   ======   =====   =====          =====
Total Return                                                11.59%(d)   (22.41)% (12.11)% (9.35)% 20.36%         29.26%(d)

Net assets, end of period (millions)                      $ 332.3        284.1    331.3   320.7   225.6           53.3

Ratios to average net assets
   Expenses                                                  0.31%(c)     0.31%    0.34%   0.31%   0.34%          0.32%(c)
   Net investment income                                     1.46%(c)     1.31%    1.07%   1.08%   1.25%          1.55%(c)

Portfolio turnover rate                                         1%(c)        3%       1%      6%      4%             7%

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)  Distributions representing less than $.01 per share were made in 2001.

(c)  Determined on an annualized basis.

(d)  Not annualized.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                       Six months ended         Year ended December 31,      From inception date of
                                                        June 30, 2003     --------------------------------     January 29, 1998 to
                                                         (Unaudited)       2002      2001    2000     1999      December 31, 1998
                                                       ----------------   ------    -----   -----    -----   ----------------------
Net asset value, beginning of period                        $ 7.43          9.46     9.36   10.90     9.54           10.00

Income from Investment Operations
   Net investment income (a)                                  0.03          0.08     0.09    0.09     0.41            0.27
   Net gain (loss) on investments (both realized and
      unrealized)                                             1.25         (2.03)    0.10   (0.43)    1.51           (0.46)
                                                            ------        ------    -----   -----    -----           -----
   Total from investment operations                           1.28         (1.95)    0.19   (0.34)    1.92           (0.19)
                                                            ------        ------    -----   -----    -----           -----

Less Distributions
   Net investment income                                        --         (0.08)   (0.08)  (0.09)   (0.41)          (0.09)
   Net realized gain                                            --            --    (0.01)  (1.11)   (0.15)          (0.18)
                                                            ------        ------    -----   -----    -----           -----
   Total distributions                                          --         (0.08)   (0.09)  (1.20)   (0.56)          (0.27)
                                                            ------        ------    -----   -----    -----           -----
Net asset value, end of period                              $ 8.71          7.43     9.46    9.36    10.90            9.54
                                                            ======        ======    =====   =====    =====           =====
Total Return                                                 17.23%(c)    (20.66)%   2.05%  (3.39)%  20.24%          (1.89)%(c)

Net assets, end of period (millions)                        $162.2         134.2    156.1   134.6     95.4            41.6

Ratios to average net assets assuming expense
   limitations
   Expenses                                                   0.50%(b)      0.50%    0.50%   0.50%    0.50%           0.50%(b)
   Net investment income                                      0.78%(b)      0.93%    0.99%   0.92%    1.11%           1.11%(b)

Ratios to average net assets absent expense
   limitations
   Expenses                                                   0.52%(b)      0.50%    0.55%   0.52%    0.62%           0.55%(b)
   Net investment income                                      0.76%(b)      0.93%    0.94%   0.90%    0.99%           1.06%(b)

Portfolio turnover rate                                         44%(b)        29%      36%     46%      46%             38%

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Determined on an annualized basis.
(c)  Not annualized.

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                    Six months ended         Year ended December 31,          From inception date of
                                                     June 30, 2003     ------------------------------------     January 22, 1998 to
                                                      (Unaudited)        2002      2001      2000      1999      December 31, 1998
                                                    ----------------   -------    ------    ------    -----   ----------------------
Net asset value, beginning of period                    $ 7.75         $  9.40     12.10     14.54    11.63          10.00

Income from Investment Operations
   Net investment income (a)                              0.11            0.12      0.10      0.10     0.13           0.13
   Net gain (loss) on investments (both
      realized and unrealized)                            0.61           (1.65)    (2.73)    (2.25)    2.92           1.65
                                                        ------         -------    ------    ------    -----          -----
   Total from investment operations                       0.72           (1.53)    (2.63)    (2.15)    3.05           1.78
                                                        ------         -------    ------    ------    -----          -----
Less Distributions
   Net investment income                                    --           (0.12)    (0.07)    (0.10)   (0.12)         (0.15)
   Net realized gain (b)                                    --              --        --     (0.19)   (0.02)            --
                                                        ------         -------    ------    ------    -----          -----
   Total distributions                                      --           (0.12)    (0.07)    (0.29)   (0.14)         (0.15)
                                                        ------         -------    ------    ------    -----          -----
Net asset value, end of period                            8.47            7.75      9.40     12.10    14.54          11.63
                                                        ======         =======    ======    ======    =====          =====
Total Return                                              9.29%(c)      (16.26)%  (21.71)%  (14.81)%  26.21%         17.90%(c)

Net assets, end of period (millions)                    $159.6           144.2     162.8     181.8    152.7           76.7

Ratios to average net assets assuming expense
   limitations
   Expenses                                               0.75%(d)        0.75%     0.75%     0.75%    0.75%          0.75%(d)
   Net investment income                                  2.95%(d)        1.40%     0.95%     0.78%    1.02%          1.27%(d)

Ratios to average net assets absent expense
   limitations
   Expenses                                               0.82%(d)        0.78%     0.88%     0.88%    0.94%          0.93%(d)
   Net investment income                                  2.88%(d)        1.37%     0.82%     0.65%    0.83%          1.09%(d)

Portfolio turnover rate                                      6%(d)           9%        6%        6%      12%             6%

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001.
(c)  Not annualized.
(d)  Determined on an annualized basis.

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                       Six months ended       Year ended December 31,      From inception date of
                                                         June 30, 2003    ------------------------------     January 29, 1998 to
                                                         (Unaudited)       2002     2001    2000    1999     December 31, 1998
                                                       ----------------   ------   -----   -----   -----   ----------------------
Net asset value, beginning of period                      $ 9.82           11.34   12.22   12.75   11.41          10.00

Income from Investment Operations
   Net investment income (a)                                0.09            0.30    0.34    0.24    0.25           0.14
   Net gain (loss) on investments (both realized and
      unrealized)                                           0.75           (1.49)  (0.79)  (0.55)   1.11           1.32
                                                          ------          ------   -----   -----   -----          -----
   Total from investment operations                         0.84           (1.19)  (0.45)  (0.31)   1.36           1.46
                                                          ------          ------   -----   -----   -----          -----
Less Distributions
   Net investment income                                      --           (0.29)  (0.31)  (0.22)  (0.02)         (0.05)
   Net realized gain                                          --           (0.04)  (0.12)     --      --             --
                                                          ------          ------   -----   -----   -----          -----
   Total distributions                                        --           (0.33)  (0.43)  (0.22)  (0.02)         (0.05)
                                                          ------          ------   -----   -----   -----          -----
Net asset value, end of period                            $10.66            9.82   11.34   12.22   12.75          11.41
                                                          ======          ======   =====   =====   =====          =====
Total Return                                                8.55%(b)      (10.51)% (3.55)% (2.42)% 11.88%         14.66%(c)

Net assets, end of period (millions)                      $ 62.1            55.1    58.4    53.6    38.2            5.6

Ratios to average net assets assuming expense
   limitations
   Expenses                                                 0.00%(b)        0.00%   0.00%   0.00%   0.00%          0.00%(b)
   Net investment income                                    1.75%(b)        2.84%   2.86%   3.15%   4.50%          3.43%(b)

Ratios to average net assets absent expense
   limitations
   Expenses                                                 0.07%(b)        0.05%   0.08%   0.07%   0.14%          1.01%(b)
   Net investment income                                    1.68%(b)        2.78%   2.78%   3.08%   4.36%          2.42%(b)

Portfolio turnover rate                                        1%(b)           9%      6%      6%      2%            18%

(a) For the periods ended June 30, 2003, December 31, 2002 and 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Determined on an annualized basis.
(c)  Not annualized.

                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                       Six months ended      Year ended December 31,      From inception date of
                                                         June 30, 2003    -----------------------------     January 22, 1998 to
                                                          (Unaudited)      2002    2001    2000    1999     December 31, 1998
                                                       ----------------   -----   -----   -----   -----   ----------------------
Net asset value, beginning of period                       $10.50         10.16    9.79    9.57   10.15          10.00

Income from Investment Operations
   Net investment income                                     0.23          0.52    0.56    0.57    0.52           0.49
   Net gain (loss) on investments (both realized and
      unrealized)                                            0.17          0.37    0.37    0.22   (0.58)          0.15
                                                           ------         -----   -----   -----   -----          -----
   Total from investment operations                          0.40          0.89    0.93    0.79   (0.06)          0.64
                                                           ------         -----   -----   -----   -----          -----
Less Distributions
   Net investment income                                       --         (0.52)  (0.56)  (0.57)  (0.52)         (0.49)
   Net realized gain                                        (0.23)        (0.03)     --      --      --             --
                                                           ------         -----   -----   -----   -----          -----
   Total distributions                                      (0.23)        (0.55)  (0.56)  (0.57)  (0.52)         (0.49)
                                                           ------         -----   -----   -----   -----          -----
Net asset value, end of period                             $10.67         10.50   10.16    9.79    9.57          10.15
                                                           ======         =====   =====   =====   =====          =====
Total Return                                                 3.83%(b)      9.01%   9.66%   8.44%  (0.57)%         6.49%(b)

Net assets, end of period (millions)                        160.9         148.1   122.9    95.7    70.9           24.7

Ratios to average net assets assuming expense
   limitations
   Expenses                                                  0.55%(a)      0.55%   0.59%   0.57%   0.60%          0.57%(a)
   Net investment income                                     4.38%(a)      5.05%   5.53%   5.92%   5.38%          5.14%(a)

Ratios to average net assets absent expense
   limitations
   Expenses                                                  0.55%(a)      0.55%   0.59%   0.57%   0.62%          0.57%(a)
   Net investment income                                     4.38%(a)      5.05%   5.53%   5.92%   5.36%          5.14%(a)

Portfolio turnover rate                                         8%(a)        17%     13%      3%      7%            26%

(a)  Determined on an annualized basis.
(b)  Not annualized.

                See accompanying notes to financial statements.

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                           Six months ended      Year ended December 31,      From inception date of
                                                            June 30, 2003     -----------------------------    January 29, 1998 to
                                                             (Unaudited)       2002    2001    2000    1999     December 31, 1998
                                                           ----------------   -----   -----   -----   -----   ----------------------
Net asset value, beginning of period                           $1.00           1.00    1.00    1.00    1.00          1.00

Income from Investment Operations
   Net investment income (a)                                      --           0.01    0.04    0.06    0.05          0.05
                                                               -----          -----   -----   -----   -----         -----
   Total from investment operations                               --           0.01    0.04    0.06    0.05          0.05
                                                               -----          -----   -----   -----   -----         -----

Less Distributions
   Net investment income (a)                                      --          (0.01)  (0.04)  (0.06)  (0.05)        (0.05)
                                                               -----          -----   -----   -----   -----         -----
   Total distributions                                            --          (0.01)  (0.04)  (0.06)  (0.05)        (0.05)
                                                               -----          -----   -----   -----   -----         -----
Net asset value, end of period                                 $1.00           1.00    1.00    1.00    1.00          1.00
                                                               =====          =====   =====   =====   =====         =====
Total Return                                                    0.38%(b)       1.28%   3.71%   5.99%   4.77%         4.76%(b)

Net assets, end of period (millions)                           $55.8           56.2    53.5    45.0    38.7          18.7

Ratios to average net assets assuming expense
   limitations
   Expenses                                                     0.48%(c)       0.47%   0.50%   0.49%   0.50%         0.43%(c)
   Net investment income                                        0.77%(c)       1.27%   3.59%   5.88%   4.75%         5.04%(c)

Ratios to averaage net assets absent expense limitations
   Expenses                                                     0.48%(c)       0.47%   0.52%   0.49%   0.53%         0.52%(c)
   Net investment income                                        0.65%(c)       1.27%   3.57%   5.88%   4.72%         4.95%(c)

(a) Net investment income and distributions represent less than $0.01 per share for 2003.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

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                                       59

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                                       60

  -----------------------------------------------------------------------------

      State Farm VP Management Corp.
      (Underwriter & Distributor of Securities Products)
      One State Farm Plaza
      Bloomington, IL 61710-0001

      FORWARDING SERVICE REQUESTED
                                                             PRESORTED STANDARD









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                                     PAID
                                  STATE FARM
                              INSURANCE COMPANIES
[LOGO]
  State Farm
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Variable Policies Issued By:
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(Licensed in New York and Wisconsin)
Home Offices: Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter & Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

231-3602.4-CH  Printed in the USA  8-2003

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence that they appear in this item.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          State Farm Variable Product Trust

By  (Signature and Title) *                    /s/ Edward B. Rust, Jr.
                                      ------------------------------------------
                                                 Edward B. Rust, Jr.
                                                      President

Date August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *                     /s/ Edward B. Rust, Jr.
                                     -------------------------------------------
                                                 Edward B. Rust, Jr.
                                                      President

Date August 28, 2003

By  (Signature and Title) *                    /s/ Michael L. Tipsord
                                      ------------------------------------------
                                                 Michael L. Tipsord,
                                         Senior Vice President and Treasurer

Date August 28, 2003

* Print the name and title of each signing officer under his or her signature